N-2	Jul. 28, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001543188
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-000000
Investment Company Act File Number	811-22671
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	26
Entity Registrant Name	AB Multi-Manager Alternative Fund
Entity Address, Address Line One	66 Hudson Boulevard East
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	800
Local Phone Number	221-5672
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Fees:
Maximum Sales Load (percentage of offering price)(1)	None
(1)
The Fund may engage one or more distributors to solicit investments in the Fund. The Fund currently does not make payments out of its own assets for distribution services in connection with the sale of shares, but any such payments made in the future will comply with the sales charge and compensation limitations in the rules administered by the Financial Industry Regulatory Authority, Inc. relating to open-end
investment companies. The Fund’s Investment Manager and/or its affiliates may make additional payments out of their own resources to distributors. See “Distributors and Shareholder Servicing Arrangements.”

Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets):
Management Fee(2)	1.00%
Distribution and Shareholder Servicing Fee	None
Interest Expenses	0.03%
Other Expenses	0.17%
Acquired Fund Fees and Expenses(3)	16.92%

Total Annual Expenses	18.12%

Fee Waiver and/or Expense Reimbursement(4)	0.00%

Total Annual Expenses After Fee Waiver and/or Expense Reimbursement	18.12%

(2)
The Fund pays the Investment Manager the Management Fee in consideration of the investment advisory services that the Investment Manager provides to the Fund. See “Investment Advisory and Management Arrangements.” No fee is charged by the Investment Manager for managing the assets of the Subsidiary.

(3)
Acquired Fund Fees and Expenses represent indirect fees and expenses of the Fund and therefore of the shareholders. Acquired Fund Fees and Expenses may include an incentive allocation or other fee based on income, capital gains and/or appreciation (a “performance fee”) payable to a Portfolio Fund Manager. While the amount of such fee varies by Portfolio Fund, performance fees, if charged, are generally expected to be up to 30% of any net profits earned on the Fund’s investment in a Portfolio Fund. In addition, Acquired Fund Fees and Expenses include certain trading expenses of the Portfolio Funds, primarily interest and dividend expenses. The Portfolio Funds’ trading expenses are the result of leveraging or hedging activities employed by certain Portfolio Fund Managers in order to seek to enhance or maintain the Portfolio Funds’ returns. The breakdown of the Fund’s Acquired Fund Fees and Expenses is as follows:

Operating Expenses:	4.61%
Performance Fees:	3.01%
Trading Expense:	9.30%

Total:	16.92%

The figure in the table above is estimated based on the historic fees and expenses of Portfolio Funds as disclosed in their offering documents. The future fees and expenses of the Portfolio Funds may be substantially higher or lower because certain fees are based upon the performance of the Portfolio Funds, which may fluctuate over time. These indirect fees and expenses are not paid to the Investment Manager and represent the Fund’s cost of investing in the underlying Portfolio Funds. These fees are in addition to the Fund’s fees and expenses.

(4)
To the extent permitted by applicable law, the Fund may invest all or some of its cash in a money market fund advised or managed by the Investment Manager or an affiliate of the Investment Manager. Currently, the Fund expects to invest cash balances in AB Government Money Market Portfolio (the “Money Market Portfolio”). In connection with the Fund’s investments in the Money Market Portfolio, the Investment Manager has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included under Acquired Fund Fees and Expenses. This waiver cannot be terminated prior to July 31, 2027 without the Board of Trustees’ consent. See the section titled “Investment Advisory and Management Arrangements — Management Agreement” for more information.

Management Fees [Percent]	1.00%	[2]
Interest Expenses on Borrowings [Percent]	0.03%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	16.92%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.17%
Total Annual Expenses [Percent]	18.12%
Waivers and Reimbursements of Fees [Percent]	0.00%	[4]
Net Expense over Assets [Percent]	18.12%
Expense Example [Table Text Block]
Example:
You would pay the following fees and expenses on a $20,000 investment in the Fund, assuming a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$3,386	$8,884	$13,034	$19,486
The Example is based on the fees and expenses set out above, but with any fee waivers in effect only for the first year. This Example should not be considered a representation of future expenses, as actual expenses may be greater or less than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example as required by SEC regulations. For purposes of the Example, Acquired Fund Fees and Expenses as set out in the table above are deducted from the 5% gross return in order to determine expense amounts. Because Fund returns depend on Portfolio Fund returns and most Portfolio Funds have performance-based fees, higher actual Fund returns will generally correspond to higher Acquired Fund Fees and Expenses and higher Fund expenses.
Additional Example:
You would pay the following fees and expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$169	$444	$652	$974

Expense Example, Year 01	$ 3,386
Expense Example, Years 1 to 3	8,884
Expense Example, Years 1 to 5	13,034
Expense Example, Years 1 to 10	$ 19,486
Purpose of Fee Table , Note [Text Block]
The purpose of the table below is to assist prospective investors in understanding the various fees and expenses shareholders will bear directly or indirectly. The expense shown in the table under “Other Expenses” and “Total Annual Expenses” assume that the Fund’s average net assets during such year remain constant at their March 31, 2026 value of $1,098,887,651. If the Fund’s actual average net assets are lower, all other things being equal, “Other Expenses” and “Total Annual Expenses” would be higher. The Fund’s actual expenses may vary from the expenses shown in the table. In addition, the Fund will bear certain costs and expenses as an investor in the Portfolio Funds (including fees that may be imposed on its withdrawals of assets invested in the Portfolio Funds). Specifically, the Fund generally will be subject to asset-based fees that are expected to be up to 3% of the Fund’s investment in any Portfolio Fund and/or performance-based fees that are generally expected to be up to 30% of any net profits earned on that investment. These expenses are included in the table below under the caption “Acquired Fund Fees and Expenses.”

Basis of Transaction Fees, Note [Text Block]	percentage of offering price
Management Fee not based on Net Assets, Note [Text Block]
(2)
The Fund pays the Investment Manager the Management Fee in consideration of the investment advisory services that the Investment Manager provides to the Fund. See “Investment Advisory and Management Arrangements.” No fee is charged by the Investment Manager for managing the assets of the Subsidiary.

Acquired Fund Fees and Expenses, Note [Text Block]
(3)
Acquired Fund Fees and Expenses represent indirect fees and expenses of the Fund and therefore of the shareholders. Acquired Fund Fees and Expenses may include an incentive allocation or other fee based on income, capital gains and/or appreciation (a “performance fee”) payable to a Portfolio Fund Manager. While the amount of such fee varies by Portfolio Fund, performance fees, if charged, are generally expected to be up to 30% of any net profits earned on the Fund’s investment in a Portfolio Fund. In addition, Acquired Fund Fees and Expenses include certain trading expenses of the Portfolio Funds, primarily interest and dividend expenses. The Portfolio Funds’ trading expenses are the result of leveraging or hedging activities employed by certain Portfolio Fund Managers in order to seek to enhance or maintain the Portfolio Funds’ returns. The breakdown of the Fund’s Acquired Fund Fees and Expenses is as follows:

Operating Expenses:	4.61%
Performance Fees:	3.01%
Trading Expense:	9.30%

Total:	16.92%

The figure in the table above is estimated based on the historic fees and expenses of Portfolio Funds as disclosed in their offering documents. The future fees and expenses of the Portfolio Funds may be substantially higher or lower because certain fees are based upon the performance of the Portfolio Funds, which may fluctuate over time. These indirect fees and expenses are not paid to the Investment Manager and represent the Fund’s cost of investing in the underlying Portfolio Funds. These fees are in addition to the Fund’s fees and expenses.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective, be able to structure its investments as anticipated, or that its returns will be positive over any period of time. The Fund is not intended as a complete investment program for investors.
INVESTMENT STRATEGY
The Fund seeks to achieve its investment objective primarily by allocating its assets among investments in Portfolio Funds that are managed by unaffiliated Portfolio Fund Managers that employ a broad range of Portfolio Fund Strategies. As a secondary strategy, the Fund will also make direct investments in securities and other financial instruments. The Investment Manager seeks to manage the Fund so that its volatility is less than that of the broad equity markets and so as to limit the correlation between the Fund’s returns and those of the broad equity and fixed-income markets.
The Fund invests principally with Portfolio Fund Managers pursuing the following Portfolio Fund Strategies: (i) long/short equity, (ii) event driven, (iii) credit/distressed, (iv) global macro and (v) multi-strategy. The Investment Manager generally allocates the Fund’s assets among a variety of Portfolio Funds, seeking to gain exposure across various Portfolio Fund Strategies, but may focus the Fund’s investments in particular strategies in order to take advantage of perceived investment opportunities or based on its current market outlook. Likewise, the Investment Manager may allocate little or none of the Fund’s assets to particular Portfolio Fund Strategies from time to time based on its current view of those Portfolio Fund Strategies. The Fund expects that its investments in Portfolio Funds will be accomplished primarily through investment in international entities classified as passive foreign investment companies (“PFICs”) under the Code.
In pursuing direct investments, the Fund principally pursues event driven investment strategies focusing on companies that are expected to become the subject of major corporate events or that are the subject of shareholder activism. The Fund may also pursue a systematic, multi-strategy approach that is primarily effectuated by directly investing a portion of the Fund’s assets in securities and derivatives.
Portfolio Fund Strategies
Long/Short Equity
. A long/short equity strategy typically involves buying and/or selling securities believed to be significantly under- or over-priced by the market in relation to their potential value. Portfolio Fund Managers employing a long/short equity strategy generally seek to buy securities in the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (called “going short”). Long/short equity managers may invest in one or more countries, including developed and emerging market countries and may specialize in one or more specific sectors. Portfolio Fund Managers may specialize in a geographic area, industry, or market capitalization. Many long/short equity Portfolio Fund Managers hedge portfolios through the use of short sales and/or the use of index options and futures and other derivative products.
Portfolio Fund Managers employing a long/short equity strategy generally employ fundamental and/or quantitative analysis that evaluates the underlying determinants expected to affect the price of securities. The actual research process can be based on a bottom-up
approach that first examines the factors affecting a single company or marketplace, or a top-down
approach that first analyzes the macroeconomic trends affecting a market or industry. Portfolio Fund Managers make use of research, company visits, industry conferences, third-party consultants, and their own expert knowledge in making investment decisions. Fundamental changes at companies may drive changes in investor perception, which impacts the valuation of their securities. The Portfolio Fund Manager attempts to spot changes in fundamentals; identify where comparable companies are mispriced in relation to each other and buy the undervalued companies and sell short the overvalued ones; and capture the excess return as a perceived mispricing narrows, while attempting to minimize overall net market risk. Factors utilized within this type of analysis include both microeconomic and macroeconomic variables that can influence the price of a given security or set of securities. The relevant Portfolio Fund Manager may also take an active role in determining the event’s outcome. A long/short equity strategy can be affected in a variety of different manners, and the Investment Manager expects to invest with Portfolio Fund Managers that use a variety of techniques, including, but not limited to, hedged equity, long-only, long and/or short biased, market neutral and/or sector-specific strategies.
Event Driven
. Event driven strategies seek to take advantage of information inefficiencies resulting from a particular corporate event. Portfolio Fund Managers will take positions in companies that are expected to become the subject of takeovers, liquidations, bankruptcies, tender offers, buybacks, spin-offs, exchange offers, mergers or other types of corporate reorganizations in the hope of profiting on results from the specific event. The goal of an event driven investment strategy is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or non-occurrence,
of an extraordinary event. The prices of securities of the companies involved in these events are typically influenced by the dynamics of the particular event or situation. For example, the result and timing of factors such as legal decisions and deal negotiations are a key element in the success of any event driven discipline. The relevant Portfolio Fund Manager may take an active role in determining the event’s outcome. Typically, event driven Portfolio Fund Managers rely on fundamental research that extends beyond the evaluation of the issues affecting a single company to include an assessment of the legal and structural issues surrounding the extraordinary event or transaction. The Fund’s assets are expected to be allocated among Portfolio Fund Managers that focus on a variety of event driven strategies in diverse geographic regions thereby effectively allocating capital between merger arbitrage, distressed securities, restructurings and other areas of focus for event driven strategies.
Portfolio Fund Managers employing an event driven approach may employ a broad range of investment strategies and techniques to attempt to take advantage of specific events (for example, by using a long/short strategy driven by events). These Portfolio Fund Managers may utilize techniques involving, among other things, both discretionary and systematic analysis, combinations of top-down
and
bottom-up
theses, quantitative and

fundamental approaches, and long- and short-term holding periods, and this type of investment may involve almost any type of security, derivative, claim or instrument, including investments in equities, fixed-income securities, currencies, commodities and other financial instruments. Portfolio Fund Managers in this category may also employ a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed-income, currency, commodity and other financial instrument markets.
Credit/Distressed
. Portfolio Fund Managers that employ credit/distressed strategies generally invest in a variety of fixed-income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities. This strategy also includes opportunistic trading and investing in securities of distressed companies and high-yield securities (also known as “junk bonds”). The Fund may be invested in various credit/distressed strategies that involve being long and short different financial instruments, and the credits involved will range from high grade to high-yield and distressed debt.
Portfolio Fund Managers investing in the credit/distressed sector often pursue distressed or high-yield strategies that involve the purchase of securities (including bonds, bank debt and trade claims) that are currently out-of-favor,
have low credit ratings or are affected by other adverse factors. In many cases, the securities are issued by a company that has declared bankruptcy, is about to declare itself bankrupt, or has recently emerged through reorganization from a bankruptcy proceeding.
Portfolio Fund Managers analyze these situations in order to choose those that are believed to have attractive risk/reward characteristics. This may be due to an anticipation of an upgrade in the debt instrument’s ratings, expectation that a reorganization will provide greater value, or other business factors that a Portfolio Fund Manager believes the marketplace has not yet reflected.
Often, a Portfolio Fund Manager following this strategy will purchase securities, bank debt or trade claims of companies involved in reorganizing their affairs through the bankruptcy process. Portfolio Fund Managers normally follow the proceedings closely, analyzing the various types of securities, particularly those represented by the companies’ liabilities. Portfolio Fund Managers following this strategy will seek out those investment opportunities with a higher likelihood of being satisfied through the restructuring with consideration higher than the current market level for such securities, or those that will receive valuable new securities worth more than the current market price, in exchange for the existing creditor claim.
Portfolio Fund Managers in the credit/distressed sector may also employ relative value strategies that generally seek to profit from the relative mispricing of related financial instruments. These strategies may apply qualitative or quantitative analyses and typically are not dependent on the general direction of broad market movements.
Global Macro.
Global macro strategies aim to identify and exploit imbalances in global economies and asset classes. Though encompassing many approaches and styles, macro strategies are linked by the utilization of macroeconomic and technical market factors, rather than
“bottom-up”
individual security analysis, as the primary basis for management. Portfolio Funds using these strategies generally may invest in all major markets — equities, bonds, currencies and commodities — though not always at the same time, and will typically include long and short positions, leverage and the use of derivatives. Portfolio Fund Managers employing a global macro approach typically attempt to identify the most attractive markets in which to invest in light of the market factors they consider. Some of these Portfolio Fund Managers will base their investments on their fundamental determinations of market conditions and market evolutions (the discretionary approach), while others will use quantitative or pre-defined
rules to do so (the systematic approach). Some Portfolio Fund Managers may use a combination of approaches.
Multi-Strategy
. Multi-strategy Portfolio Fund Managers may invest across multiple strategies, including long/short equity, event driven, global macro, credit/distressed and emerging markets. Portfolio Fund Managers in this category may use a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed-income, currency, commodity and other financial instrument markets. Strategies used by these Portfolio Fund Managers may take a variety of forms, including systematic approaches relying exclusively on quantitative measures or pre-defined
rules and approaches where the Portfolio Fund Manager makes decisions based primarily on its discretionary analysis. These strategies may be effectuated through investment in various types of securities, derivatives and other financial instruments.
Potential for Investment in Other Portfolio Fund Strategies.
The Investment Manager may seek to identify and exploit new strategies and sub-strategies
that it believes may generate attractive long-term risk-adjusted returns, and may invest in Portfolio Funds utilizing any number of Portfolio Fund Strategies, including, but not limited to, emerging markets, currency, high-frequency trading, quantitative, commodities, real estate and real estate-related assets. The foregoing list of Portfolio Fund Strategies is not intended to be exhaustive and it is anticipated that the different types of strategies employed by Portfolio Fund Managers will evolve over time. The Investment Manager will implement and incorporate new Portfolio Fund Strategies and sub-strategies
in a manner it deems advisable from time to time.
Direct Investment Strategies
Event Driven.
Event driven strategies seek to take advantage of information inefficiencies resulting from a particular corporate event. The Fund may make direct investments in companies that are expected to become the subject of major corporate events, or in companies where an active role in the company’s management has been taken or sought by a third-party investor and the Investment Manager believes that such role will benefit the company and its shareholders.
The Fund may invest directly in special purpose acquisition corporations (“SPACs”) that it believes may generate attractive long-term risk-adjusted returns. SPACs (also known as “blank check companies”) are companies with no commercial operations that are established solely to raise capital from investors for the purpose of acquiring one or more operating businesses. Factors that the Investment Manager evaluates in making SPAC investments for the Fund include the SPAC structure, quality of management, industry expertise, and overall fit within the SPAC strategy.
Systematic Multi-Strategy.
The Fund may invest directly across a number of asset classes and types of securities and financial instruments. In employing a multi-strategy direct investment program, the Investment Manager expects to use a systematic approach that is primarily effectuated by directly investing a portion of the Fund’s assets in securities and derivatives. Under this approach, the Fund will take long and short positions in various asset classes in an effort to access alternative sources of return, where the use of such sources is supported by academic and empirical research. For example, the Investment Manager may attempt to take advantage of supply/demand imbalances in the market or market biases favoring or disfavoring particular investment styles.
Other Investments
. The Fund may make direct investments in securities (other than securities of Portfolio Funds), options, futures, options on futures, swaps, or other derivatives or financial instruments outside of the strategies discussed above. The Fund also may make investments in public investment vehicles (including registered investment companies). The Fund believes that the ability to invest directly in these types of securities and financial instruments provides the Investment Manager with greater investment flexibility and may allow the Investment Manager to take advantage of investment opportunities more quickly and efficiently than would otherwise be the case. These investments are subject to the limitations imposed by the Investment Company Act, the rules thereunder, and any exemptive orders issued by the SEC on which the Fund may rely.
Investment in Wholly-Owned Subsidiary
In implementing its direct investment program, the Fund may gain exposure to futures contracts and other commodity instruments. While the Fund may seek to gain exposure to commodities traded in the commodities markets through investments in a variety of derivative instruments, the Investment Manager expects that the Fund will seek any such exposure to commodities and commodities-related instruments and derivatives primarily through investments in the Subsidiary: AB Multi-Manager Alternative Fund (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary is overseen by its own board of directors, which currently consists of the same individuals who are Trustees of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary is advised by the Investment Manager and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets.
Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code. U.S. federal tax requirements limit the extent to which the Fund may invest directly in commodities and commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these instruments without limitations.
It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swaps, commodity options, futures contracts and options on futures contracts. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Subsidiary will also invest in fixed-income instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. To the extent that the Fund invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.
While the Subsidiary may be considered similar to an investment company, it is not registered under the Investment Company Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the Investment Company Act. The Subsidiary has the same investment objective as the Fund and is subject to substantially similar investment policies and restrictions, including those related to leverage and liquidity, except that the Subsidiary may invest without limitation in commodities, either directly or through commodity pools, and commodity-linked instruments. The Subsidiary will also be subject to the same valuation, brokerage, and compliance policies and procedures as the Fund. The Subsidiary complies with the provisions relating to affiliated transactions and custody in Section 17 of the Investment Company Act and the rules thereunder. The Fund and the Subsidiary will, however, test compliance with certain investment restrictions and limitations governing investment policies (Section 8 of the Investment Company Act) and capital structure and leverage (Section 18 of the Investment Company Act) on a consolidated basis. The disclosure of the Fund’s principal investment strategies and principal risks also includes the Subsidiary’s principal investment strategies and principal risks. In addition, the Fund wholly owns and controls the Subsidiary and the Investment Manager acts as investment adviser and manager to the Fund and the Subsidiary. The Subsidiary’s financial statements are consolidated with the Fund’s financial statements that are included in the Fund’s annual and semi-annual reports to shareholders. Changes in the laws of the United States and/or the Cayman Islands or regulations thereunder could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.
Overview of the Investment Process
Portfolio Fund Manager Selection and Review.
The Investment Manager identifies potential Portfolio Fund Managers through a variety of sources. The Portfolio Fund Manager selection process is driven by both quantitative and qualitative analysis. For each prospective allocation to a new Portfolio Fund Manager, the Investment Manager will first conduct an evaluation of the Portfolio Fund Manager and its strategy, team, and approach through analysis of, among other criteria, its prior investment returns, portfolio exposures, current assets under management, and investment strategy outlook. The Investment Manager may also (i) conduct background checks; (ii) analyze whether the Portfolio Fund Manager has the personnel, research and technology resources to effectively implement its investment strategy; and (iii) conduct additional due diligence as the Investment Manager deems appropriate.
The Investment Manager will monitor and manage the Fund’s portfolio on an ongoing basis. This monitoring includes the ongoing reassessment of Portfolio Fund Strategies and a Portfolio Fund Manager’s ongoing competence with those Portfolio Fund Strategies, including with respect to certain factors that may impact performance (entrance of competitors being an example of one factor). The Investment Manager will perform periodic quantitative monitoring (that may include monitoring returns, exposures and correlations) and qualitative monitoring (that may include face-to-face
and virtual meetings, holdings analyses, reviews of organizational changes and strategy consistency) of the Portfolio Fund Managers using information available to it. Successful implementation of these and other risk management techniques are intended to enable the Investment Manager to identify potential deficiencies in the investment strategies and internal controls of a Portfolio Fund Manager and may lead to a reduction in the capital allocated to, or the termination of its investment with, the Portfolio Fund Manager.
The Investment Manager believes there are a number of potential reasons for reducing capital allocated to a Portfolio Fund Manager. Some of these reasons may include: deficiencies in the investment strategy or internal controls of a Portfolio Fund Manager, identification of a better alternative, style drift, change in key personnel, change in investment strategy, significant change in the amount of assets under management, or a decline in performance. The Investment Manager rebalances the portfolio and terminates Portfolio Fund Managers at its own discretion. Because the Investment Manager regularly reviews new investment opportunities, capital withdrawn from the management of one Portfolio Fund Manager is generally reallocated to other Portfolio Fund Managers. The Investment Manager’s ability to withdraw money from Portfolio Funds to rebalance the portfolio, however, may be limited by the terms of Portfolio Funds in which the Fund invests (
e.g.
, limited withdrawal rights, gates and suspension rights imposed by the Portfolio Fund Manager).
The Investment Manager anticipates that the number and identity of Portfolio Funds and other investments will vary over time, at the Investment Manager’s discretion, as a result of allocations and reallocations among new and existing Portfolio Funds and the performance of each Portfolio Fund as compared to the performance of other Fund assets. In addition, to avoid potential adverse regulatory consequences, the Fund may need to hold its interest in a Portfolio Fund in non-voting
form or limit its voting rights to a certain percentage. The Fund generally does not intend to own 5% or more of the outstanding voting securities of any Portfolio Fund. Such a limitation on voting rights is intended to prevent an underlying Portfolio Fund from becoming an “affiliated person” of the Fund for purposes of the Investment Company Act. If the Fund becomes an affiliated person of a Portfolio Fund through ownership of its voting securities or otherwise, the Investment Company Act may limit the ability of the Fund to transact with the Portfolio Fund. For more information regarding the potential adverse consequences to the Fund due to the waiver of voting rights, see “Investments in
Non-Voting
Stock” in the “Risk Factors and Special Considerations” section of this prospectus.
The Investment Manager currently anticipates that the Fund will invest in Portfolio Funds directly. The Investment Manager may, however, determine to structure Fund investments in Portfolio Funds indirectly, including without limitation through derivative instruments or other structured transactions. If the Fund seeks indirect exposure to Portfolio Funds, the Fund generally will enter into a contract with a counterparty, where the counterparty agrees to provide the Fund with a payment based on the return of a Portfolio Fund in exchange for a fee or other payment by the Fund (such as a payment based on a particular interest rate benchmark).
Strategic Asset Allocation
The Investment Manager generally expects to allocate the Fund’s assets among a variety of Portfolio Funds and direct investments, seeking to gain broad-based exposure across various investment strategies. Under normal circumstances, the Investment Manager will seek to allocate the Fund’s assets such that investments in different Portfolio Funds, across various Portfolio Fund Strategies, are combined with direct investments in a manner designed to achieve a balance between risk and return. Through the ongoing selection of, allocation to and reallocation among, Portfolio Fund Managers and Portfolio Funds and direct investments, the Fund seeks to achieve total returns that are not disproportionately influenced by the performance of any single Portfolio Fund Manager or Portfolio Fund or any particular investment strategy. In addition, by constructing a portfolio that is comprised of a number of Portfolio Funds, across a broad range of Portfolio Fund Strategies, coupled with direct investments in certain strategies, the Fund seeks to achieve its investment objective with lower volatility than likely would be achieved if the Fund were to concentrate all, or a substantial portion, of its assets in any single strategy.
Investment in PFICs
Although the Fund will normally invest primarily in Portfolio Funds, it expects to also make direct investments in securities and other financial instruments. The Portfolio Funds in which the Fund invests, many of which are not registered with the SEC or any other regulatory agencies, are typically structured as either domestic or offshore corporations, limited partnerships or limited liability companies. The Fund expects that its investments in Portfolio Funds will be accomplished primarily through investment in international entities classified as PFICs under the Code. A PFIC is a foreign corporation that qualifies under certain income or asset tests under the Code. The Fund invests in PFICs as a means to comply with the U.S. federal income tax rules applicable to RICs. The degree to which the Fund invests in PFICs may vary over the life of the Fund consistent with the Fund maintaining its status as a RIC. Portfolio Funds often limit the amount of shares they offer and normally restrict the types of investors that may invest. In addition, many Portfolio Funds use a significant amount of leverage and may use short sales or derivative positions in executing their investment programs. Under normal circumstances, the Fund generally does not expect to invest in Portfolio Funds that are excluded from Investment Company Act registration pursuant to Section 3(c)(1) of the Investment Company Act.
Short-Term Investments
The Fund may utilize short-term investments for cash management purposes. Short-term investments are short-term debt obligations and other similar securities and may include (i) securities issued or guaranteed as to interest and principal by the U.S. Government or one of its agencies or instrumentalities; (ii) debt obligations of U.S. banks, savings associations, insurance companies and mortgage bankers; (iii) commercial paper and other short-term obligations of corporations, partnerships, trusts and similar entities; (iv) repurchase agreements; and (v) other investment companies that invest principally in money market instruments. Money market instruments include longer-term bonds that have variable interest rates, demand features or other special features that give them the financial characteristics of short-term debt. The Fund also may hold cash and cash equivalents and may invest in participation interests in the money market securities mentioned above without limitation. To the extent the Fund makes these short-term investments, the allocation of the Fund’s assets to the Portfolio Funds will be reduced.
Absence of Temporary Defensive Positions
Under normal circumstances, the Fund does not intend to take temporary defensive positions —
i.e.
, depart from its investment strategy of investing primarily in Portfolio Funds in response to adverse market, economic or political conditions by selling Portfolio Funds and purchasing the securities of other issuers or holding assets in cash. However, the Fund may invest temporarily in high quality fixed-income securities, money market instruments and money market funds or may hold cash or other cash equivalents pending the investment of its assets in Portfolio Funds or to maintain the liquidity necessary to effect repurchases of shares or for other purposes.
Borrowings
The Fund is authorized to borrow money for investment purposes and for cash management purposes, including meeting repurchase requests and satisfying distribution requirements. The use of borrowings for investment purposes is known as “leverage” and involves a high degree of risk. Currently, it is not anticipated that borrowings for investment purposes (other than on a short-term basis) by the Fund would be a principal investment strategy of the Fund. The Fund, however, reserves the right to borrow for investment purposes in the future when deemed appropriate by the Investment Manager.
To the extent permitted by law, the Fund may borrow on a short-term basis to meet repurchase requests, to satisfy distribution requirements, or to make investments in Portfolio Funds pending the receipt of monies from anticipated purchases of Fund shares or any withdrawal of Fund assets from a Portfolio Fund. The Fund’s ability to borrow money is subject to various restrictions imposed by the Investment Company Act. These limits do not apply to the Portfolio Funds (except for Portfolio Funds that are registered under the Investment Company Act, if any), and therefore the Fund’s portfolio may be exposed to the risk of the highly leveraged investment programs of certain Portfolio Funds.
The Fund has entered into an agreement (the “Credit Agreement”) with State Street Bank and Trust Company (“State Street”) to establish a revolving line of credit. Under the Credit Agreement, State Street has committed to provide advances to the Fund upon request in an aggregate principal amount not to exceed the least of $50,000,000 or specified percentages of certain “eligible assets” of the Fund as defined in the Credit Agreement. The Credit Agreement will provide the Fund with a source of cash for temporary purposes (within the meaning of the Investment Company Act), including to pay for tendered Shares. Interest on loans taken under the Credit Agreement will be payable at an annual rate equal to 1.5% plus the secured overnight financing rate published by the Federal Reserve Bank of New York plus 0.1%. In addition, the Fund will pay a commitment fee of 0.50% annually on the unused commitment amount ($50,000,000 minus the amount actually borrowed). The Credit Agreement will terminate on October 13, 2026.
Additional Information Regarding the Fund’s Investment Strategy
There can be no assurance that the investment strategies employed by the Portfolio Fund Managers or the Investment Manager will be successful or result in the investment objective of the Fund being achieved. In addition, the investment strategies utilized by the Fund are subject to certain limitations as a result of its registration under the Investment Company Act and its intention to be treated as a RIC under Subchapter M of the Code. See “Investment Restrictions,” and “U.S. Federal Income Tax Considerations.”

Risk Factors [Table Text Block]
RISK FACTORS AND SPECIAL CONSIDERATIONS
An investment in the Fund’s shares may be speculative in that it involves a high degree of risk and should not constitute a complete investment program. Before making an investment decision, you should carefully consider the following risk factors, together with the other information contained in this prospectus. At any point in time, an investment in the Fund’s shares may be worth less than the original amount invested, even after taking into
account the distributions paid, if any, and the ability of shareholders to reinvest distributions. If any of the risks discussed in this prospectus occurs, the Fund’s results of operations could be materially and adversely affected. If this were to happen, the price of Fund shares could decline significantly and you could lose all or a part of your investment. Different risks may be more significant at different times depending on market conditions.
General Market Risks
General.
Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Investment Manager may not be able to structure the Fund’s investment program as anticipated.
Any investment in financial instruments carries certain market risks. An investment in the Fund is highly speculative and involves a high degree of risk due to the nature of the Fund’s investments and the investment strategies and trading strategies to be employed by the Fund and the Portfolio Funds. An investment in the Fund should not in itself be considered a balanced investment program. Investors should be able to withstand the loss of their entire investment.
All financial instruments risk the loss of capital. No guarantee or representation is made that the Fund’s investment program will be successful. The Fund’s investment program, through its investment in the Portfolio Funds and its direct investments, will involve, without limitation, risks associated with limited diversification, leverage, interest rates, currencies, volatility, tracking risks in hedged positions, security borrowing risks in short sales, credit deterioration or default risks, systems risks and other risks inherent in the Portfolio Funds’ activities. Certain investment techniques of the Portfolio Funds can, in certain circumstances, substantially increase the impact of adverse market movements to which the Fund may be subject. In addition, the Portfolio Funds’ investments in securities may be materially affected by conditions in the financial markets and overall economic conditions occurring globally and in particular countries or markets where the Portfolio Funds invest their assets.
The Investment Manager’s and the Portfolio Fund Managers’ methods of minimizing such risks may not accurately predict future risk exposures. Risk management techniques are based in part on the observation of historical market behavior, which may not predict market divergences that are larger than historical indicators. Also, information used to manage risks may not be accurate, complete or current, and such information may be misinterpreted.
General Economic and Market Conditions
. The success of the Fund will be affected by general economic and market conditions, such as changes in interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s and the Portfolio Funds’ investments), the imposition of new or additional tariffs, trade barriers and sanctions, currency exchange controls, market structure, liquidity, transparency and access, capital and margin requirements affecting the Fund and Portfolio Funds and their intermediaries and national and international political circumstances (including wars, terrorist acts or security operations). These factors may affect the level and volatility of financial instruments’ prices and the liquidity of the Fund’s and the Portfolio Funds’ investments. Volatility or illiquidity could impair the Fund’s and the Portfolio Funds’ profitability or result in losses. The Fund and the Portfolio Funds may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets — the larger the positions, the greater the potential for loss.
A Portfolio Fund (and the Fund) could incur material losses even if its Portfolio Fund Manager reacts quickly to difficult market conditions, and there can be no assurance that the Portfolio Funds (and the Fund) will not suffer material losses and other adverse effects from broad and rapid changes in market conditions in the future. Shareholders should realize that markets for the financial instruments in which the Portfolio Funds seek to invest can correlate strongly with each other at times or in ways that are difficult for the Portfolio Fund Managers to predict. Even a well-analyzed approach may not protect the Portfolio Funds (and the Fund) from significant losses under certain market conditions.
Market Disruptions and Geopolitical Events.
Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts, geopolitical developments (including trading and tariff arrangements, sanctions, cybersecurity attacks and uncertain election outcomes in the world’s major democracies), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, recessions, natural disasters and public health epidemics. Geopolitical conflicts, military conflicts and wars may result in market disruptions in the affected regions and globally. Russia’s large-scale invasion of Ukraine and the wars involving Israel, Iran and other countries in the Middle East, and responses to such conflicts by governments and intergovernmental organizations have resulted, and may continue to result, in market disruptions. Future market disruptions as a result of these conflicts are impossible to predict, but could be significant and have a severe adverse effect on the regions and beyond, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. The Chinese government is involved in a longstanding dispute with Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region, adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets. Recent developments in relations between the U.S.

and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund or a Portfolio Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s or a Portfolio Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund or a Portfolio Fund could be significantly impacted.
Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, supply chain disruptions, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Fund’s or Portfolio Funds’ investments and NAV and can lead to increased market volatility. For example, the diseases or events themselves or any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets may decline. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of individual Fund and Portfolio Fund holdings may be impacted, which could significantly impact the overall performance of the Fund or Portfolio Funds. All of these factors, individually or collectively, could negatively impact a Fund or Portfolio Fund.
Consequently, neither the Fund nor the Portfolio Funds may be capable of, or successful at, preserving the value of their assets, generating positive investment returns or effectively managing their risks.
Limited Liquidity of Fund Shares
. It is anticipated that the Fund’s shares will not be listed on any securities exchange or traded in other markets, and shares will be subject to substantial restrictions on transfer. Although the Fund intends to offer to repurchase shares periodically, at the sole discretion of the Board of Trustees, no assurance can be given that these repurchases will occur on a regular basis or at all or that all of an investor’s shares will be purchased in any offer to repurchase. If a repurchase offer is made by the Fund, it will normally be four to six months between the time an investor tenders shares for repurchase (
i.e.
, requests that the Fund repurchase shares as part of a repurchase offer) and the investor’s receipt of any cash proceeds associated with the repurchase.
The interests in Portfolio Funds held by the Fund will generally be subject to legal or other restrictions on transfer or sale and there likely will be no liquid market for their sale. These investments may make it difficult for the Fund to liquidate positions in the Portfolio Funds in order to facilitate Fund share repurchases. In addition, a redemption by the Fund from a Portfolio Fund could involve expenses to the Fund under the terms of the Fund’s investment with that Portfolio Fund.
Certain Risks Related to Investments by Portfolio Funds and Direct Investments by the Fund
The performance of many of the Portfolio Funds will be highly volatile and subject to a number of substantial risks. The Portfolio Funds in which the Fund invests utilize a wide variety of investments and investment strategies, many of which are very complex and specialized. Some of the risks relating to Portfolio Fund investments and investment strategies and direct investments of the Fund are as follows:
Leverage; Interest Rates; Margin
. The Portfolio Funds generally utilize leverage in their investment programs, meaning that their market exposure can be substantially in excess of their net assets, and the Fund generally does not limit its exposure to leverage in selecting individual Portfolio Funds or by Portfolio Funds in the aggregate. The Fund may take on additional leverage in connection with its direct investment strategies. Leverage may be achieved by trading on margin, trading in derivative instruments that are inherently leveraged and other forms of direct and indirect borrowing. The amount of leverage or borrowings that a Portfolio Fund or the Fund may have outstanding at any time may therefore be large in relation to its capital. Consequently, the level of interest rates generally, and the rates at which a Portfolio Fund or the Fund can borrow in particular, will affect the operating results of the Portfolio Fund or the Fund. Leverage increases both the possibilities for profit and the risk of loss.
The use of margin and short-term borrowings creates several risks for the Portfolio Funds and the Fund. If the value of a Portfolio Fund’s or the Fund’s securities falls below the margin level required by a prime broker, additional margin deposits may be required. If a Portfolio Fund or the Fund is unable to satisfy any margin call by a prime broker, then the prime broker could liquidate the Portfolio Fund’s position in some or all of the financial instruments that are in the Portfolio Fund’s or the Fund’s accounts at the prime broker and cause the Portfolio Fund or the Fund to incur significant losses. Furthermore, secured counterparties and lenders may have the right to sell, pledge, rehypothecate, assign, use or otherwise dispose of collateral posted by the Portfolio Funds or the Fund. This could increase exposure to the risk of a counterparty default since, under such circumstances, the Portfolio Funds may be unable to recover the posted collateral promptly or may be unable to recover all of the posted collateral. The occurrence of defaults may trigger cross-defaults under the Portfolio Funds’ or the Fund’s agreements with other brokers, lenders, clearing firms or other counterparties, creating or increasing a material adverse effect on the performance of the Portfolio Funds or the Fund.
In addition, prime brokers, banks and other lenders typically require margin to be posted using liquid securities. Limitations imposed on the types of assets that a Portfolio Fund or the Fund may post as collateral may restrict the types of assets that a Portfolio Fund or the Fund may invest in as well as the returns achieved.
When a Portfolio Fund or the Fund purchases an option on securities in the United States, there is no margin requirement because the option premium is paid for in full. The premiums for certain options traded on
non-U.S.
exchanges may be paid for on margin. When a Portfolio Fund or the Fund sells an option on securities on an exchange or in the over-the-counter
market, the Portfolio Fund and the Fund is subject to regulatory margin requirements. Similarly, margin posting requirements apply to short positions in options on futures contracts; a Portfolio Fund or the Fund may be required to deposit margin in an amount that may be determined by the margin requirement established for the futures contract underlying the option and, in addition, an amount substantially equal to the current premium for the option. The margin requirements imposed on the writing of options, although adjusted to reflect the probability that out-of-the-money
options will not be exercised, can in fact be higher than those imposed in dealing in the trading market for the referenced instrument. The cumulative effect of the use of leverage by the Fund and the Portfolio Funds in a market that moves adversely to the Fund or Portfolio Funds could result in a substantial loss to the Fund that would be greater than if the Fund or Portfolio Funds were not leveraged. As a result, the Fund could lose its entire investment in a Portfolio Fund, and, in connection with its direct investment strategies, could lose an amount in excess of the value of its investments made under those strategies.
Use of Financing Arrangements
. The Portfolio Funds and/or the Fund may depend upon the availability of credit to finance their investment strategies. The prime brokers, banks and dealers that may provide financing to Portfolio Funds and the Fund can apply essentially discretionary margin or other valuation policies and may change those policies. Changes by financing providers to these policies, or the imposition of other credit limitations or restrictions, may result in margin calls, loss of financing, forced liquidation of positions at disadvantageous prices or termination or cross defaults of transactions with the same or other dealers. These adverse effects may be compounded in the event that such limitations or restrictions are imposed suddenly and/or by multiple dealers or counterparties at about the same time.

Lending Portfolio Securities
. The Portfolio Funds may lend their portfolio securities to brokers, dealers and financial institutions in order to generate income for the Portfolio Fund. In general, these loans will be secured by collateral (consisting of cash, government securities or irrevocable letters of credit) maintained in an amount normally equal to at least 100% of the market value, determined daily, of the loaned securities. The Portfolio Funds are entitled to payments equal to the interest and dividends on the loaned security and could receive a premium for lending the securities. Lending portfolio securities would result in income to the Portfolio Fund, but could also involve certain risks in the event of a delay in the return of the securities loaned or the default or insolvency of the borrower.
Counterparty Risk
. The Portfolio Funds are expected to, and the Fund may, establish relationships with third parties to obtain financing, engage in derivative transactions, and obtain prime and other brokerage services that permit the Portfolio Funds or the Fund to trade in any variety of markets or asset classes. However, there can be no assurance that the Portfolio Funds or the Fund will be able to maintain such relationships or establish such relationships. An inability to establish or maintain such relationships could limit the Portfolio Funds’ or the Fund’s trading activities, create losses, preclude the Portfolio Funds or the Fund from engaging in certain transactions, financing, derivative intermediation and prime brokerage services and prevent the Portfolio Funds or the Fund from trading at optimal rates and terms. Moreover, a disruption in the financing, derivative intermediation and prime brokerage services provided by any such relationships before a Portfolio Fund establishes additional relationships could have a significant impact on the Portfolio Fund’s or the Fund’s business due to its reliance on such counterparties.
Some of the markets in which the Portfolio Funds or the Fund may effect transactions are not “exchange-based” or regulated trading platforms, such as swap execution facilities or alternative trading systems, and may include
“over-the-counter”
and “interdealer” markets. The participants in these markets may not be subject to the credit evaluation and regulatory oversight to which members of “exchange-based” or regulated trading platforms generally are subject. This exposes the Portfolio Funds and the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Portfolio Funds and the Fund to suffer a loss. Such “counterparty risk” is heightened for contracts with longer maturities where events may intervene to prevent settlement, or where a Portfolio Fund or the Fund has concentrated its transactions with a single or small group of counterparties. Counterparty risk may also be heightened by new global regulations seeking to concentrate holdings of certain instruments with a central counterparty. Although the regulations are designed to reduce counterparty risk, they are untested and there is a possibility that the new structure will increase systemic and counterparty risk, including for the Portfolio Funds and the Fund. Furthermore, there is a risk that any of a Portfolio Fund’s or the Fund’s counterparties, including a central counterparty or one or more members of a central counterparty, could become insolvent and/or the subject of insolvency proceedings. If one or more of a Portfolio Fund’s or the Fund’s counterparties were to become insolvent or the subject of insolvency proceedings, there exists the risk that the recovery of the Portfolio Fund’s or the Fund’s assets from the counterparty will be delayed or be of a value less than the value of the assets originally entrusted to the counterparty. The Federal Reserve has adopted regulations that may restrict the close-out
and default rights of a Portfolio Fund or the Fund upon certain insolvencies of a counterparty to an over-the-counter
derivatives transaction or its affiliates. In addition, in the event of an insolvency of a central counterparty or one or more of its members, there is the possibility that margin and other assets of the Portfolio Fund and the Fund held with the central counterparty or one or more of its members might be used to satisfy obligations of the member to the clearinghouse or of the clearinghouse and not applied to meet obligations of the Portfolio Funds or the Fund or returned to the Portfolio Funds or the Fund. These situations, if they were to occur, could have a materially adverse effect on one or more of the Portfolio Funds. The Fund and the Portfolio Funds may use counterparties located in jurisdictions outside the United States. These counterparties are subject to the laws and regulations in
non-U.S.
jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund and the Portfolio Funds’ assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, no assurances can be provided about the effect of their insolvency on the Fund, the Portfolio Funds and their assets.
In general, the Portfolio Funds and the Fund are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. Moreover, the internal credit function of each Portfolio Fund Manager that is responsible for evaluating the creditworthiness of its counterparties may prove insufficient. The ability of the Portfolio Funds or the Fund to transact business with any one or more counterparties, the lack of complete and comprehensive evaluation of the financial capabilities of the counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Portfolio Funds and the Fund.
Hedging Transactions
. The Portfolio Funds and the Fund may invest in securities and utilize financial instruments including, but not limited to, forward contracts, currency options and equity and interest rate swaps, credit default swaps, caps, collars and floors to seek to hedge fluctuations in the relative values of the Portfolio Funds’ or the Fund’s portfolio positions as a result of changes in various economic factors and other events, including changes in currency exchange rates, market values and interest rates. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus offsetting the decline in the value of the portfolio positions. Hedging transactions also typically limit the opportunity for gain if the value of the portfolio position should increase, and may not work as intended and actually compound losses. Moreover, it may not be possible for a Portfolio Fund or the Fund to hedge against an exchange rate, interest rate or security price fluctuation that is so generally anticipated that the Portfolio Fund or the Fund is not able to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuations. Additionally, the Portfolio Funds or the Fund may at times add market-wide hedges, or hedges focused on particular asset classes (“macro hedges”), to their portfolios. Macro hedges are typically utilized in order to protect a portfolio against macro-related volatility and tail risks. The Portfolio Funds and the Fund generally are not required to enter into hedging transactions and may choose not to do so.
The success of the Portfolio Funds’ and the Fund’s hedging transactions is subject to the applicable Portfolio Fund Manager’s or the Fund’s Investment Manager’s, respectively, ability to correctly predict movements in and the direction of various economic factors and other events, including changes in currency exchange rates, market values and interest rates. Therefore, while a Portfolio Fund or the Fund may enter into these transactions to seek to reduce such risks, these transactions may result in a poorer overall performance for the Portfolio Fund or the Fund than if it had not engaged in any hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged (or other risks being hedged) may vary. Moreover, for a variety of reasons, the Portfolio Fund Managers may not seek or be able to establish a perfect correlation between hedging instruments and the portfolio holdings (or other risks) being hedged. This imperfect correlation may prevent a Portfolio Fund or the Fund from achieving the intended hedge or expose the Portfolio Fund and the Fund to risk of loss. The successful utilization of hedging and risk management transactions requires skills complementary to those needed in the selection of the Portfolio Funds’ and the Fund’s portfolio holdings. Moreover, the Portfolio Fund Managers or the Fund’s Investment Manager may determine not to hedge against, or may not anticipate, certain risks and the portfolios will always be exposed to certain risks that are difficult to effectively hedge, such as counterparty risk.
The success of the hedging strategy of a Portfolio Fund and the Fund is subject to the Portfolio Fund Manager’s or the Fund’s Investment Manager’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolios being hedged. Because the risk characteristics of many securities change as markets change or time passes, the success of the Portfolio Fund’s and the Fund’s hedging strategy is also subject to the Portfolio Fund Manager’s ability to continually recalculate, readjust and execute hedges in an efficient and timely manner.

Trading in Securities and Other Investments That May Be Illiquid
. The Portfolio Funds or the Fund may invest in restricted or non-publicly
traded securities, securities on
non-U.S.
exchanges, securities that the Portfolio Funds and the Fund are contractually prohibited from disposing of, and securities for which no readily available market exists. These investments could prevent a Portfolio Fund or the Fund from liquidating unfavorable positions promptly and subject the Fund to substantial losses. Illiquid investments may also be distributed in-kind
to the Fund.
The valuation of certain illiquid financial instruments is inherently subjective and subject to increased risk that the information utilized to value the financial instrument or to create the price models may be inaccurate or subject to other error. Inaccurate valuations may, among other things, lead to inaccurate pricing of the Portfolio Funds and the Fund, prevent the Portfolio Funds and the Fund from effectively managing their investment portfolios and risks, result in the Portfolio Fund and the Fund exceeding certain investment guidelines, and cause the Fund to receive less than the full value of its investment upon its sale of Portfolio Fund or Fund interests. The value of the Portfolio Funds’ and the Fund’s portfolios may also be affected by changes in accounting standards, policies or practices.
Short Sales
. The Portfolio Funds and the Fund may make short sales of securities or maintain a short position. A short sale is effected by selling a security that a fund does not own, or if the fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is against the box to the extent that the fund contemporaneously owns or has the right to obtain securities identical to those sold. A short sale of a security involves the risk that, instead of declining, the price of the securities sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss; conversely, if the price declines, the fund will realize a capital gain. Although the fund’s gain is limited to the price at which it sold the security short, its potential loss is unlimited since there is a theoretically unlimited potential for the market price of equity securities of the security sold short to increase. Short sales may be used in some cases by the fund to defer the realization of gain or loss for U.S. federal income tax purposes on securities then owned by the fund.
Concentration of Portfolio Funds’ Investments
. Portfolio Fund Managers may create, or market conditions may result in, concentrated investment portfolios. Because most Portfolio Funds have the ability to concentrate their investments by investing an unlimited amount of their assets in a limited number of issuers, sectors, markets, industries, strategies, countries or geographic regions, the overall adverse impact on the Portfolio Fund, and correspondingly on the Fund, of adverse movements in the value of the securities of a single issuer, sector, market, industry, strategy, country or geographic region will be considerably greater than if the Portfolio Fund were not permitted to concentrate its investments to such an extent. By concentrating in a specific issuer, sector, market, industry, strategy, country or geographic region, a Portfolio Fund will be subject to the risks of that issuer, sector, market, industry, strategy, country or geographic region, such as rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market movements, and may be more susceptible to risks associated with a single economic, political or regulatory circumstance or event than a more diversified portfolio might be.
Volatility
. The Portfolio Funds will, and the Fund may, frequently be subject to substantial volatility, which could result from a number of causes. Some of the Portfolio Fund Managers selected by the Investment Manager may concentrate their portfolios by holding a relatively limited number of investments. Accordingly, the aggregate returns realized by the Fund may be adversely affected by a small number of investments. Furthermore, while the Investment Manager will generally allocate the Fund’s assets among Portfolio Fund Managers with differing styles and techniques, there are no fixed allocation percentages. There is the risk that a disproportionate share of the Fund’s assets may be committed to one or more strategies or techniques. The Investment Manager does not seek to manage the risk that different Portfolio Funds may invest in the same securities or may take substantial positions in the same sectors. This would result in less diversification than would be suggested by the number of Portfolio Fund Managers being employed. In addition, the use of leverage by the Fund or a Portfolio Fund will tend to increase its volatility.

The allocation of Fund assets to new or emerging Portfolio Fund Managers or Portfolio Fund Managers who utilize unique investment strategies or asset classes may subject the Fund to greater volatility due to the greater difficulty in assessing the track record or analyzing the investment strategy and relevant risks of those Portfolio Fund Managers than Portfolio Fund Managers with longer track records or more conventional strategies.
The allocation of Fund assets to Portfolio Fund Managers in response to particular market conditions could increase volatility and potential for loss if such market conditions continue to worsen or react in a manner not anticipated by the Investment Manager.
Portfolio Turnover.
Certain Portfolio Fund Managers or the Fund’s Investment Manager may invest and trade their portfolio securities on the basis of certain short-term market considerations. The turnover rate within these Portfolio Funds is expected to be significant, potentially involving substantial brokerage commissions and fees. Although the Investment Manager generally has no control over the rate of portfolio turnover resulting from a Portfolio Fund Manager’s trading activity, the Investment Manager’s allocation of Fund assets among Portfolio Funds may influence the portfolio turnover rates of the Portfolio Funds by causing the Portfolio Funds to purchase and sell portfolio securities.
Event Driven Investing.
The Portfolio Funds and/or the Fund may engage in event driven investing. Event driven investing requires the investor to make predictions about (i) the likelihood that an event will occur and (ii) the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as a Portfolio Fund Manager or the Fund’s Investment Manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring that promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Portfolio Funds or the Fund of the security in respect of which such distribution was made. The consummation of mergers and tender and exchange offers can be prevented or delayed by a variety of factors, including, among other reasons: (i) opposition of the management or stockholders of the target company, which will often result in litigation to enjoin the proposed transaction; (ii) intervention of a U.S. federal or state regulatory agency; (iii) efforts by the target company to pursue a “defensive” strategy, including a merger with, or a friendly tender offer by, a company other than the offeror; (iv) in the case of a merger, failure to obtain the necessary stockholder approvals; (v) market conditions resulting in material changes in securities prices; (vi) compliance with any applicable U.S. federal or state securities laws; and (vii) inability to obtain adequate financing. Because of the inherently speculative nature of event driven investing, the results of the Portfolio Funds’ and the Fund’s operations may be expected to fluctuate from period to period. Accordingly, investors should understand that the results of a particular period will not necessarily be indicative of results that may be expected in future periods.
Investments in Fixed-Income Securities.
The Portfolio Funds and the Fund may invest in debt or other fixed-income securities of U.S. and
non-U.S.
issuers of any duration or maturity. Fixed-income securities pay fixed, variable or floating rates of interest. The value of fixed-income securities in which the Portfolio Funds or the Fund invest will change in response to fluctuations in interest rates (
i.e.
, interest rate risk). In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of creditworthiness, political stability or soundness of economic policies. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (
i.e.
, credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (
i.e.
, market risk).
High-Yield Securities.
There is no minimum credit standard that is a prerequisite to a Portfolio Fund’s or the Fund’s acquisition of any security. The Portfolio Funds and the Fund are permitted to invest in debt securities rated below investment grade, otherwise known as high-yield securities or “junk bonds.” The Portfolio Funds and the Fund may invest in particularly risky investments that also may offer the potential for correspondingly high returns. As a result, a Portfolio Fund or the Fund may lose all or substantially all of its investment in any particular instance, which would have an adverse effect on the Fund. Securities in which a Portfolio Fund or the Fund may invest may rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of whose debt securities may be secured by substantially all of the issuer’s assets. Moreover, a Portfolio Fund or the Fund may invest in securities that are not protected by financial covenants or limitations on additional indebtedness. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. It is possible that a Portfolio Fund or the Fund holds debt securities of different seniority in the same issuer. In the event of a bankruptcy or other restructuring of the issuer’s debt securities, it is possible that two Portfolio Funds may be adverse to one another, resulting in an adverse effect on the Fund’s net investment. These types of securities are generally less liquid than investment grade debt securities.
The Portfolio Funds and the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with these investments. (The Portfolio Funds and the Fund are not required to hedge, and may choose not to do so.) High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the issuer’s inability to meet timely interest and principal payments. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. It is possible that any economic downturn could adversely affect the ability of the issuers of high-yield securities to repay principal and pay interest thereon and increase the incidence of default of those securities. In addition, it is possible that an economic recession could disrupt severely the market for such securities.
Distressed Investments.
The Portfolio Funds and the Fund may invest in companies that are in poor financial condition, lack sufficient capital or that are involved in bankruptcy or reorganization proceedings. These securities and obligations often trade at a discount to the expected enterprise value that can be achieved through a restructuring but risk the possibility that no restructuring will occur, or will occur on terms less favorable than anticipated.
Typically, these transactions may be in publicly traded debentures, notes, bank loans, trade claims or other traded debt or preferred stock of companies in out-of-court
or Chapter 11 or other similar court-administered restructuring proceedings and similar judicial financial reorganizations and workouts. Debt obligations of distressed companies are typically unrated, lower-rated or close to default. Securities of distressed companies are generally more likely to experience significant losses (including a full loss of value) than the securities of more financially stable companies.
The limited research coverage, difficulty of financial analysis, legal complexities and weak institutional focus on workouts generally create substantial price differentials between market value and the likely future value. The value of positions in bankrupt companies or in workout situations generally depends on numerous and often unascertainable factors, such as the sale price of assets, the length of the bankruptcy proceeding or negotiations or the resolution of disputes between classes of creditors. Bankruptcy situations may be particularly complicated and may involve a high degree of uncertainty and market risk. Securities and other interests in these types of companies might have to be held for long periods of time.
Mortgage-Backed Securities (“MBS”) and Asset-Backed Securities (“ABS”).
The Portfolio Funds and the Fund may invest in securities that represent an interest in a pool of mortgages and credit card receivables or other types of ABS. The investment characteristics of MBS and ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying MBS and ABS often will depend on a variety of factors including the prevailing level of interest rates as well as economic, demographic, tax, social, legal and other factors. Generally, mortgage obligors tend to prepay their mortgages when prevailing mortgage rates fall below the interest rates on their mortgage loans.
The adverse effects of prepayments may impact Portfolio Funds and the Fund primarily in two ways. First, particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Portfolio Fund Managers or the Fund’s Investment Manager may have constructed for these investments, if any, resulting in a loss to Portfolio Funds and/or the Fund. In particular, prepayments (at par) may limit the potential upside of many MBS to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.
The Portfolio Funds and the Fund also may invest in structured notes, variable-rate MBS and ABS, including adjustable-rate mortgage securities (“ARMs”), which are backed by mortgages with variable rates, and certain classes of collateralized mortgage obligation (“CMO”) derivatives, whereby the rate of interest payable varies with a designated rate or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. This introduces additional risk factors related to the movements in specific indices or interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. Investments in subordinated MBS and ABS involve greater risk of default than the senior classes of the issue or series. The Portfolio Funds and the Fund may also invest in interest-only pass-through securities, which experience greater yield variability relative to changes in prepayments.
Sub-Prime
Mortgage Market
. Certain real estate markets have gone through periods of substantial declines in prices and demand, most notably in the residential housing market. These periods have included rising delinquency rates in highly leveraged loans to weaker borrowers, specifically in the sub-prime
mortgage sector, that have caused rising rates of defaults on loans, resulting in losses for loan originators and certain sub-prime
lenders and instability in capital markets associated with securities that are linked to the sub-prime
mortgage market.
Zero Coupon and Deferred Interest Bonds
. The Portfolio Funds and the Fund may invest in zero coupon bonds and deferred interest bonds. Zero coupon bonds do not require the periodic payment of interest, and deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. These debt obligations are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations of the same maturity that provide for regular payments of interest.
When-Issued and Delayed Delivery Securities
. The Portfolio Funds and the Fund may purchase securities on a when-issued basis or may purchase or sell securities for delayed delivery, that is, for issuance or delivery at a stated price and yield to or by the purchaser later than the normal settlement date for such securities. The purchaser generally will not pay for such securities or start earning interest on them until they are received. When the purchaser undertakes a when-issued or delayed delivery obligation, however, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased on a when-issued or delayed delivery basis may result in the purchaser’s incurring a loss or missing an opportunity to make an investment. When-issued and delayed delivery purchase commitments could cause a Portfolio Fund’s or the Fund’s NAV per share to be more volatile.
A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Portfolio Fund’s or the Fund’s NAV. The purchaser may sell the right to acquire the security prior to delivery, which may result in a gain or loss.

Structured Arrangements
. The Fund may achieve exposure to Portfolio Funds through interests in special purpose vehicles, notes, preferred equity positions, participations in secondary purchases or other structured arrangements (“Structured Solutions”). Structured Solutions may be novel and untested. They also may not have been foreseen at the time the related Portfolio Fund was organized. In some circumstances, the Structured Solution may involve a participation agreement, swap or similar arrangement.
Derivative Instruments
. The Portfolio Funds and the Fund may enter into options, futures, forwards, swaps and other derivative instruments, such as credit derivatives. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance
by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. In addition, the Portfolio Funds and the Fund may, in the future, take advantage of opportunities with respect to certain other derivative instruments that are not presently contemplated for use or that are currently not available. Special risks may apply in the future that cannot be determined at this time. The regulatory and tax environment for derivative instruments in which the Portfolio Funds and the Fund may participate is evolving, and changes in the regulation or taxation of such financial instruments may have a material adverse effect on the Portfolio Funds and the Fund.
The prices of derivative instruments can be highly volatile. Price movements of derivative contracts in which the Portfolio Funds’ or the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, capital costs, the liquidity of the market for the referenced assets and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies and interest rate related futures and options. This type of intervention often is intended to directly influence prices and may, together with other factors, cause all of these markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Portfolio Funds and the Fund also are subject to the risk of the failure of any of the exchanges on which their positions trade or of their clearinghouses.
Derivatives contracts are subject to extensive regulation and these regulations may impose costs and operational constraints on Portfolio Funds and the Fund to the extent that they trade derivatives.
Rule
18f-4
under the Investment Company Act (“Rule
18f-4”)
regulates the ability of the Fund to enter into derivatives transactions and other leveraged transactions. Rule
18f-4
defines “derivatives transactions” to include, among other things, short sales, swaps, futures contracts, forward contracts, options (excluding purchased options), and similar instruments under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination. Unless a fund qualifies as a Limited Derivatives User (defined below), Rule
18f-4
requires the fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding the fund’s derivatives activities. In addition, Rule
18f-4
establishes limits on the derivatives transactions that a fund may enter into based on the value-at-risk
(“VaR”) of the fund, inclusive of derivatives. A fund will generally satisfy the limits under Rule
18f-4
if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or a fund’s own portfolio absent derivatives holdings, as determined by the fund’s derivatives risk manager.
A fund is not required to comply with the above requirements if it adopts and implements written policies and procedures reasonably designed to manage the fund’s derivatives risk and its derivatives exposure, exclusive of certain hedging transactions, does not exceed 10 percent of its net assets (as calculated in accordance with Rule
18f-4)
(a “Limited Derivatives User”). The Fund is currently classified as a Limited Derivatives User under Rule
18f-4.
Call Options
. The Portfolio Funds and the Fund may engage in call option transactions. There are risks associated with the sale and purchase of call options. The seller (writer) of a call option that is covered (
e.g.
, the writer holds the underlying security) bears the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option bears the risk of an unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option bears the risk of losing its entire investment in the call option.
Put Options.
The Portfolio Funds and the Fund may engage in put option transactions. There are risks associated with the sale and purchase of put options. The seller (writer) of a put option that is covered (
e.g.
, the writer has a short position in the underlying security) bears the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option bears the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option bears the risk of losing its entire investment in the put option.
Swaps Generally
. The Portfolio Funds and the Fund may invest in swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices, rates (
e.g.
, interest rates in the case of interest rate swaps or currency exchange rates in the case of currency swaps), or indices for a specified amount of an underlying asset (the “notional” principal amount). Generally, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Most swaps are entered into on a net basis (
i.e.
, the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing and are required to be executed through a regulated swap execution facility. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is intended to reduce counterparty credit risks and increase liquidity, but central clearing does not make swap transactions risk free. The SEC adopted similar execution and clearing requirements in respect of certain security-based swaps under its jurisdiction. Privately negotiated swap agreements are two-party
contracts entered into primarily by institutional investors and are not cleared through a third party, nor are these required to be executed on a regulated swap execution facility. In the case of interest rate swaps, a fund may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating-rate payments. The use of swaps subjects a fund to the risk of default by the counterparty. If there is a default by the counterparty to a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction. The Portfolio Funds and the Fund may also enter into currency swaps or other swaps that are similar to interest rate swaps but may be surrogates for other investments such as currency forwards or options.
Credit Default Swaps (“CDS”).
The Portfolio Funds and the Fund may invest in CDS. A CDS can be used to implement a Portfolio Fund Manager’s view that a particular credit, or group of credits, will experience credit improvement or credit deterioration. In the case of expected credit improvement, the Portfolio Funds or the Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Portfolio Funds or the Fund to make payment upon the occurrence of a credit event creates leveraged exposure to the credit risk of the reference entity. In the case of expected credit deterioration, the Portfolio Funds or the Fund may buy credit default protection; in such instance, the Portfolio Funds or the Fund will pay a premium.
Total Rate of Return (“TRR”) Swaps
. The Portfolio Funds and the Fund may engage in TRR swaps. TRR swaps are another form of derivative that the Portfolio Funds and the Fund may utilize in seeking to achieve their investment objectives. A TRR swap allows the total return receiver to receive all income and other distributions with respect to a specified notional amount of an asset as well as the change in market value of the asset (whether a security, index, interest rate, form of debt, currency or other asset) from the total return payer in return for paying a floating or fixed interest rate on the specified notional amount. The total return payer is synthetically short and the total return receiver is synthetically long in the asset. This may create a highly leveraged exposure to the underlying asset.
Interest Rate Swaps
. The Portfolio Funds and the Fund may enter into interest rate swaps. An interest rate swap is an agreement between two parties where one party agrees to pay a contractually stated fixed income stream, usually denoted as a fixed percentage of an underlying “notional” amount, in exchange for receiving a variable income stream, usually based on a reference rate such as the SOFR, and denoted as a percentage of the underlying notional amount. In the event that a fund enters into an interest rate swap and is paying a fixed amount, the fund will be exposed to the risks of a decrease in the variable interest rate and of consequently paying more than it is receiving. Alternatively, in the event that a fund is paying a fixed amount, the fund will be exposed to the risks of a decrease in the variable interest rate and of consequently paying more than it is receiving. Alternatively, in the event that a fund is paying a floating amount, the fund will be exposed to the risks of an increase in the variable interest rate and of consequently paying more than it is receiving. Unless there is a counterparty default, the risk of loss to a Portfolio Fund or the Fund from interest rate swap transactions is limited to the net amount of interest payments that the Portfolio Fund or the Fund is contractually obligated to make. If the counterparty to an interest rate swap transaction defaults, the Portfolio Fund’s or the Fund’s risk of loss consists of the net amount of interest payments that the Portfolio Fund or the Fund contractually is entitled to receive. Interest rate swaps may also be used by the Portfolio Funds and the Fund to leverage its investments by creating positions that are functionally similar to purchasing a municipal or other fixed-income security but may only require payments to a swap counterparty under certain circumstances, to increase (or decrease) its effective maturity and duration, for yield curve positioning, or to gain exposure to rates in various countries. The Portfolio Funds and the Fund may take positions in interest rate swaps for hedging purposes or in seeking to enhance income.
Variance and Correlation Swaps.
The Portfolio Funds and the Fund may enter into variance or correlation swaps. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between a stated level of variance and the actual variance of an underlying asset or index. “Variance” for this purpose is often defined as the sum of the square of the returns on the reference asset or index over the length of the contract term (which in effect is a measure of the volatility of the asset or index). The parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility. Correlation swaps are contracts in which two parties agree to exchange cash payments based on the differences between the stated and the actual correlation of the underlying securities within a given index. “Correlation” is often defined as the weighted average of the correlations between the daily returns of each pair of securities within a given index. If two assets are closely correlated, it means that their daily returns vary in similar proportions or along similar trajectories.
Futures Contracts and Options on Futures Contracts
. The Portfolio Funds and the Fund may purchase or sell futures contracts and options thereon, among other things, to permit the Portfolio Funds and the Fund to increase (or decrease) their effective maturity and duration, for yield curve positioning, to gain exposure to rates in various countries, and to hedge against changes in interest rates, the price of securities (through index futures or options) or the value of currencies. The Portfolio Funds and the Funds may also take positions in futures contracts seeking to enhance income. A futures contract is a standardized, exchange-traded agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. A “sale” of a futures contract means the incurring of a contractual obligation to deliver the securities, commodities or other assets called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the incurring of a contractual obligation to acquire the assets called for by the contract at a specific price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery on an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract (“current contract value”) and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made. Options on futures contracts are rights to either buy or sell a particular futures contract during a specified period of time. If the price of the underlying futures contract does not become such that it would be advantageous to exercise an option during the life of such option, the option will expire valueless, resulting in a complete loss of the premium. However, the purchaser of an option may lose no more than the amount of the option premium.
In the futures markets, margin deposits are less than the notional value of the exposure represented by the futures contracts purchased or sold. In the forward, currency and certain other derivatives markets, margin deposits may be even lower or may not be required at all. Such low margin deposits are indicative of the fact that any trading in these markets typically is accompanied by a high degree of leverage. Low margin deposits mean that a relatively small adverse price movement in a futures or forward contract may result in immediate and substantial losses to the investor. For example, if at the time of investment 10% of the price of a futures contract is deposited as margin, a 10% decrease in the price of the futures contract would, if the contract is then closed out, result in a total loss of the margin deposit before any deduction for the brokerage commission. Thus, like other leveraged investments, any purchase or sale of a futures, forward or other commodity contract may result in losses in excess of the amount invested.
In addition to the risks associated with trading in futures and options on futures that arise from the leverage and volatility associated with such investments, futures positions may be illiquid because certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. This could prevent the Portfolio Fund Managers and the Fund’s Investment Manager from promptly liquidating unfavorable positions and subject the Portfolio Funds and the Fund to substantial losses. In addition, the Portfolio Fund Managers and the Fund’s Investment Manager may not be able to execute futures contract trades at favorable prices if little trading in the contracts involved is taking place. It also is possible that an exchange or the Commodity Futures Trading Commission (“CFTC”) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only.
“Position limits” imposed by various regulators, particularly the CFTC, may limit the Portfolio Funds’ ability to effect desired trades in commodity derivatives. Position limits are the maximum amounts of gross, net long or net short positions that any one person or entity may own or control in a particular financial instrument. It is possible that different accounts managed by the Portfolio Fund Managers will be aggregated for purposes of determining position limits. If at any time positions managed by a Portfolio Fund Manager were to exceed applicable position limits, the Portfolio Fund Manager would be required to liquidate positions, which might include positions of a Portfolio Fund.
Forward Contracts
. The Portfolio Funds and the Fund may enter into forward contracts that are not traded on exchanges and are generally not regulated. A forward contract is an agreement that obligates one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or tangible asset to an agreed-upon location (rather than settled by cash) or is rolled forward into a new forward contract or, in the case of a non-deliverable
forward, by a cash payment at maturity. There are no limitations on daily price moves of forward contracts. Banks and other dealers with whom the Portfolio Funds or the Fund may maintain accounts may require the Portfolio Funds or the Fund to deposit margin with respect to such trading, although margin requirements are often minimal. The Portfolio Funds’ and the Fund’s counterparties are not required to continue to make markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than that which the Portfolio Fund Managers and the Fund’s Investment Manager would otherwise recommend, to the possible detriment of the Portfolio Funds and the Fund.
Investments in Real Assets
. The Fund may make investments in Portfolio Funds, normally in the form of PFICs, that directly and indirectly invest in real assets. Real assets generally consist of real estate, natural resources and commodities, and infrastructure assets. Investments in real assets involve a substantial degree of risk, including significant financial, operating and competitive risks. Frequently, real estate and other real asset investments involve the use of substantial leverage (or borrowed money), which will increase the exposure of such assets to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss. Also, real asset investments involve exposure to business cycles, local economic conditions and other factors that may not be present with other types of investments.
Small Capitalization, Recently Organized Companies and Initial Public Offerings
. From time to time, a portion of the Portfolio Funds’ or the Fund’s assets may be exposed, long and short, to securities of small capitalization companies and recently organized companies. Historically, such securities have been more volatile in price than those of larger capitalized, more established companies. The securities of small capitalization and recently organized companies pose greater investment risks because these companies may have limited product lines, distribution channels and financial and managerial resources. Further, there is often less publicly available information concerning such companies than for larger, more established businesses. The equity securities of small capitalization companies are often traded over-the-counter
or on regional exchanges and may not be traded in the volumes typical on a national securities exchange. Consequently, the Portfolio Funds may be required to dispose of such securities over a longer (and potentially less favorable) period of time than is required to dispose of the securities of larger, more established companies.
The Portfolio Funds or the Fund may purchase securities of companies in initial public offerings (“IPOs”) or shortly thereafter. Companies offering stock in IPOs may be small capitalization or recently organized companies and may therefore involve the risks discussed in the preceding paragraph. In addition to such risks and those associated with equity securities generally, IPO securities may be subject to additional risk due to one or more factors such as the absence of a prior public market, unseasoned trading in the securities, the small number of securities available for trading, the lack of investor knowledge of the company, the lack of an operating history of the company, dependence of the company on key personnel, suppliers or a limited number of customers and other factors. These factors may cause IPO shares to be volatile in price. While a Portfolio Fund or the Fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a dramatic impact on a Portfolio Fund’s or the Fund’s performance (higher or lower) if the Portfolio Fund’s or the Fund’s assets are relatively low. After securities are offered in an IPO, the prices at which such securities trade may be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic or operational reasons.
SPACs.
The Fund may invest in stock, warrants, rights and other interests issued by SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally
1-2
months), the rights and warrants may be separated from the common stock at the election of the holder, after which the common stock, rights and warrants become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. Government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless or may be repurchased or retired by the SPAC at an unfavorable price.

Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the securities issued by a SPAC, which are typically traded in the over-the-counter
market, may be considered illiquid and/or be subject to restrictions on resale.
SPACs often have
pre-determined
time frames to make an acquisition (typically two years). In addition, as the number of SPACs grows, there is greater competition among SPACs and traditional purchasers of companies. These factors further increase the likelihood that SPAC sponsors may be incentivized to consummate acquisitions or mergers at less attractive valuations, as well as the risk the SPACs cannot successfully complete business combinations.
An investment in a SPAC is subject to a variety of risks in addition to those described above, including that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security’s value; and the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
Non-U.S.
Investments
. The Portfolio Funds or the Fund may invest in securities of
non-U.S.
companies and
non-U.S.
countries. Investing in securities of
non-U.S.
companies which are generally denominated in foreign currencies, and utilization of derivative investment products denominated in, or the value of which is dependent upon movements in the relative value of, a foreign currency, involve certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include changes in exchange rates and exchange control regulations, imposition of sanctions or capital controls, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than are generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.
There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign issuers are subject to accounting and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statement been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules in some of the countries in which the Fund may invest require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information is publicly available about certain
non-U.S.
issuers than is available about U.S. issuers. In certain instances, issuers of securities in foreign jurisdictions are owned or controlled directly or indirectly by governmental authorities or military organizations. Securities of such issuers present risks in addition to general market risks of investing in the jurisdiction or country or region. These risks include political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, economic sanctions, trade embargos, cancellation of investors’ interests, and confiscatory taxation, which could adversely affect the performance of the issuers and the value of the securities in which a Fund has invested.
It is contemplated that foreign securities will be purchased in OTC markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign securities markets are generally not as developed or efficient as those in the United States and may close for extended periods or for local holidays. While growing in volume, such markets usually have substantially less volume than the United States securities markets, and securities of some foreign companies are more difficult to trade or dispose of and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.
Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups and regional and global conflicts, have occurred in the past in countries in which a Fund may invest and could adversely affect a Fund’s assets should these conditions or events recur.
Geopolitical conflicts, military conflicts and wars may result in market disruptions in the affected regions and globally. Russia’s large-scale invasion of Ukraine and the wars involving Israel, Iran and other countries in the Middle East, and responses to such conflicts by governments and intergovernmental organizations have resulted, and may continue to result, in market disruptions. Future market disruptions as a result of these conflicts are impossible to predict, but could be significant and have a severe adverse effect on the regions and beyond, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. The Chinese government is involved in a longstanding dispute with Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region, adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.
The imposition of, or an increase in, tariffs or trade restrictions between the U.S. and foreign countries, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economies of the U.S. and foreign countries. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries.
Foreign investment in the securities of companies in certain countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude Fund investment in certain foreign securities and increase the costs and expenses of a fund. Certain countries in which the fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Certain countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances.
Income from certain investments held by a fund could be reduced by foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance. A fund’s NAV may also be affected by changes in the rates or methods of taxation applicable to that fund or to entities in which that fund has invested. The Investment Manager can provide no assurance that the tax treatment of investments held by the fund will not be subject to change. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the fund.
The Portfolio Funds and the Fund may trade futures, options and forward contracts on commodity exchanges and markets located outside the United States where CFTC regulations do not apply. In contrast to U.S. exchanges, some
non-U.S.
exchanges are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a commodity contract and not of an exchange or clearing corporation. In such a case, the Portfolio Funds and the Fund are subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts. In addition, the trading of forward contracts on certain
non-U.S.
commodity exchanges may be subject to price fluctuation limits.
Non-U.S.
futures transactions involve executing and clearing trades on a
non-U.S.
exchange. This is the case even if the
non-U.S.
exchange is formally “linked” to a U.S. exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. No U.S. organization regulates the activities of a
non-U.S.
exchange, including the execution, delivery and clearing of transactions on such an exchange, and no U.S. regulator has the power to compel enforcement of the rules of the
non-U.S.
exchange or the laws of
non-U.S.
jurisdictions. Moreover, such laws or regulations will vary depending on the jurisdiction in which the transaction occurs. For these reasons, Portfolio Funds which trade on
non-U.S.
exchanges may not be afforded certain of the protections that apply to U.S. commodity futures transactions, including the right to use alternative dispute resolution procedures. In addition, funds received from Portfolio Funds to margin
non-U.S.
futures transactions may not provide the same protections as funds received to margin futures transactions on U.S. exchanges.
Non-U.S.
Currency Exchange
. The Portfolio Funds or the Fund may engage in
non-U.S.
currency exchange rate transactions. Currency exchange rates have been volatile in the past and may fluctuate significantly over short periods of time, causing a Portfolio Fund’s or the Fund’s NAV to fluctuate. The combination of volatility and leverage gives rise to the possibility of large profit and large loss. In addition, there is counterparty risk because currency trading is done on a principal to principal basis.
Currency
. The Portfolio Funds or the Fund may invest a portion of its assets in instruments denominated in currencies other than the U.S. Dollar, the prices of which are determined with reference to currencies other than the U.S. Dollar. Investing in and exposure to foreign currencies involve special risks and considerations. A fund that invests some portion of its assets in securities denominated in, and receives revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments.
The Portfolio Funds and the Fund, however, generally value their securities and other assets in U.S. Dollars. To the extent unhedged, the value of the Fund’s or a Portfolio Fund’s assets will fluctuate with U.S. Dollar exchange rates as well as with the price changes of the Portfolio Fund’s and the Fund’s investments in the various local markets and currencies. Thus, an increase in the value of the U.S. Dollar compared to the value of other currencies in which the Portfolio Fund and the Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of the Portfolio Fund’s and the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. Dollar will have the opposite effect on the Fund’s or a Portfolio Fund’s
non-U.S.
Dollar securities. The Portfolio Funds and the Fund also may utilize financial instruments such as currency options and forward contracts (either physically or cash settled) to hedge currency fluctuations, but there can be no assurance that such hedging transactions (if implemented) will be effective.

Currency options and cash-settled forwards are regulated as swaps and currency forwards are treated as exempt swaps. As such, the transactions are subject to documentation, trade reporting and “business conduct” requirements, which involve provision of information about the Portfolio Fund or the Fund to its counterparty. In the future, currency options and cash-settled currency forwards are expected to become subject to mandatory margining and central clearing and trading on a regulated platform for designated liquid contracts. These requirements together with increased fees charged by derivatives counterparties and intermediaries reflecting the significantly higher capital charges to which they are now subject are expected to increase the costs of hedging currency risk or trading for other purposes in these instruments.
Certain Portfolio Funds or the Fund may receive a portion of their income and gains in currencies other than the U.S. Dollar. A reduction in the value of these other currencies relative to the U.S. Dollar prior to conversion into U.S. Dollars, as applicable, would adversely affect the NAV of the Portfolio Fund or the Fund and correspondingly the NAV of the Fund. Many Portfolio Funds may elect not to hedge currency risks.
Emerging Markets Risk.
The risks of
non-U.S.
investments are greater for investments in or exposed to emerging markets. Emerging markets are generally located in countries that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. There are approximately 100 countries identified by the World Bank as Low Income, Lower Middle Income and Upper Middle Income countries that are generally regarded as emerging markets. Emerging market countries that the Investment Manager currently considers for investment include:

Argentina	Hungary	Philippines
Bangladesh	India	Poland
Belize	Indonesia	Qatar
Brazil	Iraq	Saudi Arabia
Bulgaria	Ivory Coast	Senegal
Chile	Jamaica	Serbia
China	Jordan	South Africa
Colombia	Kazakhstan	South Korea
Croatia	Kenya	Sri Lanka
Czech Republic	Lebanon	Taiwan
Dominican Republic	Lithuania	Thailand
Ecuador	Malaysia	Turkey
Egypt	Mexico	Ukraine
El Salvador	Mongolia	United Arab Emirates
Gabon	Nigeria	Uruguay
Georgia	Pakistan	Venezuela
Ghana	Panama	Vietnam
Greece	Peru
Countries may be added to or removed from this list at any time.
Investing in emerging market securities involves risks different from, and greater than, risks of investing in domestic securities or in the securities of issuers domiciled in developed foreign countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and the imposition of capital controls, which may restrict a fund’s ability to repatriate investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in securities denominated in or traded in these currencies by a fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: increased potential for market manipulation; greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; less developed legal systems with fewer security holder rights and practical remedies to pursue claims, including class actions or fraud claims; the limited ability of U.S. authorities to bring and enforce actions against
non-U.S.
companies and
non-U.S.
persons; and differences in the nature and quality of financial information, including (i) auditing and financial reporting standards, which may result in unavailability or unreliability of material information about issuers and (ii) the risk that the Public Company Accounting Oversight Board (“PCAOB”) may not be able to inspect audit practices and work conducted by PCAOB-registered audit firms in certain emerging market countries, such as China. Thus there can be no assurance that the quality of financial reporting or the audits conducted by such audit firms of U.S.-listed emerging market companies meet PCAOB standards. Furthermore, in December 2021, the SEC finalized rules to implement the Holding Foreign Companies Accountable Act, which prohibits the trading of securities of foreign issuers (including those based in China) on a national securities exchange or through any other method regulated by the SEC (including through over-the-counter
trading) if the PCAOB is unable to inspect the work papers of the auditors of such companies for three years. To the extent a fund invests in the securities of a company whose securities become subject to such a trading prohibition, the fund’s ability to transact in such securities, and the liquidity of the securities, as well as their market price, would likely be adversely affected. The fund would also have to seek other markets in which to transact in such securities, which could increase the fund’s costs. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.
Frontier market countries generally have smaller, less diverse economies and even less developed capital markets and legal, regulatory, and political systems than traditional emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market risks include the potential for extreme price volatility and illiquidity—economic or political instability may cause larger price changes in frontier market securities than in securities of issuers located in more developed markets. The risks of investing in frontier market countries may also be magnified by: government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, impaired or limited access to issuer information and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. The actions of a relatively few major investors in these markets are more likely to result in significant changes in local stock prices and the value of fund shares. The risk also exists that an emergency situation may arise in one or more frontier market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for investments in such markets may not be readily available. All of these factors can make investing in frontier markets riskier than investing in more developed emerging markets or other foreign markets.
The issuers of some emerging market securities, such as banks and other financial institutions, may be subject to less stringent regulations than would be the case for issuers in developed countries and therefore potentially carry greater risk. Custodial expenses for a portfolio of emerging market securities generally are higher than for a portfolio of securities of issuers based in developed countries.
Investments in China.
Risks of a Portfolio Fund’s or the Fund’s investments in securities of companies economically tied to China may include the volatility of the Chinese securities markets; the Chinese economy’s heavy dependence on exports, which may decrease, sometimes significantly, when the world economy weakens; the continuing importance of the role of the Chinese Government, which may take legal or regulatory actions that affect the contractual arrangements of a company or economic and market practices, and cause the value of the securities of an issuer held by the Portfolio Funds or the Fund to decrease significantly; and political unrest. In addition, a Portfolio Fund’s or the Fund’s investments in China include investments in companies owned or controlled directly or indirectly by the central, provincial or municipal governments of the People’s Republic of China or by the People’s Liberation Army (the military arm of the Chinese Communist Party) involve risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, economic sanctions, trade embargos, cancellation of investors’ interests, or confiscatory taxation could adversely affect the performance of such companies and therefore the value of investments by the Portfolio Fund or the Fund in securities of those companies. While the Chinese economy has grown rapidly in recent years, the rate of growth has generally been declining, and there can be no assurance that China’s economy will continue to grow in the future. In addition, trade disputes between China and its trading counterparties, including the United States, have arisen and may continue to arise. Such disputes have resulted in trade tariffs and may potentially result in future trade tariffs, as well as embargoes, trade limitations, trade wars and other negative consequences. These consequences could trigger, among other things, a substantial reduction in international trade and adverse effects on, and potential failure of, individual companies and/or large segments of China’s export industry, which could have potentially significant negative effects on the Chinese economy as well as the global economy. U.S. or other sanctions imposed on the Chinese Government or certain Chinese companies may adversely impact the Chinese economy and Chinese issuers in which the Portfolio Fund or the Fund invests, and may prohibit the Portfolio Fund or Fund from investing, or limit the Portfolio Fund’s or Fund’s ability to invest, in securities of certain Chinese issuers or require the Portfolio Fund’s or the Fund’s sale of such securities, potentially on an accelerated schedule or at disadvantageous prices. Risks of investments in companies based in Hong Kong, a special administrative region of China, include heavy reliance on the Chinese economy, plus regional Asian and global economies such as the U.S. economy, which makes these investments vulnerable to changes in these economies, and political unrest. These and related factors may result in adverse effects on investments in China and Hong Kong and have a negative impact on the Portfolio Fund’s or the Fund’s performance. In addition, China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion; Taiwan-based companies and individuals are significant investors in China. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region, adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.
U.S. Economic Trading Partners
. The United States is a significant, and in some cases the most significant, trading partner of, or foreign investor in, certain countries in which the Fund may invest. Consequently, the economic conditions in such foreign countries may be impacted by changes in the U.S. economy. A decrease in U.S. imports or exports, changes in trade and financial regulations or tariffs, fluctuations in exchange rates or an economic slowdown in the United States may have material adverse effects on a foreign country’s economic conditions and, as a result, securities to which the Fund has exposure.
Circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government debt, such as reaching the legislative “debt ceiling.” Such non-payment
would likely have negative impacts on the U.S. economy and the global financial system.
There are strained relations between the United States and certain foreign countries, including traditional allies (such as certain European countries) and historical adversaries (such as North Korea, Iran, China and Russia). If these relations were to worsen, such change could adversely affect U.S. issuers and
non-U.S.
issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, there may be an adverse impact on the U.S. economy and issuers in which the Fund may invest.
Repurchase Agreements.
Repurchase agreements are transactions in which a purchaser purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Normally, custody of the underlying obligations prior to their repurchase is maintained by the purchaser, either through its regular custodian or through a special
“tri-party”
custodian or
sub-custodian
that maintains separate accounts for both the purchaser and its counterparty. The obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.
Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the purchaser may suffer delays, costs and possible losses in connection with the disposition of collateral.
Reverse Repurchase Agreements.
Reverse repurchase agreements involve the sale of securities held by a person subject to the person’s agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest.
A reverse repurchase agreement has the same economic effect as borrowing money and therefore gives rise to leverage risk. Reverse repurchase agreements also involve the risk that the buyer of the securities sold might be unable to deliver them when the selling investor seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the seller’s obligation to repurchase the securities, and the seller’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Investments in Undervalued Securities.
The Portfolio Funds or the Fund may make certain investments in securities that the Portfolio Fund Managers or the Fund’s Investment Manager believe to be undervalued; however, there are no assurances that the securities purchased will in fact be undervalued. In addition, the Portfolio Funds or the Fund may be required to hold such securities for a substantial period of time before realizing their anticipated value and such securities may never appreciate to the level anticipated by the Portfolio Fund Managers or the Fund’s Investment Manager. During this period, a portion of a Portfolio Fund’s or the Fund’s funds would be committed to the securities purchased, thus possibly preventing the Portfolio Fund or the Fund from investing in other opportunities. Further, a Portfolio Fund or the Fund may finance those purchases with borrowed funds and thus have to pay interest on the funds during the waiting period, possibly without realizing any return on the investment.
Quantitative Investment Risk.
Portfolio Fund Managers will typically use quantitative investment models to varying degrees in making investment decisions. The success of a Portfolio Fund Manager’s quantitative investment models is heavily dependent on the mathematical models used by the Portfolio Fund Manager. A Portfolio Fund Manager may select models that are not well suited to prevailing market conditions. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual events specific to particular corporations, or major events external to the operations of markets, cause extreme market moves that are inconsistent with the historical correlation and volatility structure of the market. Models also may have hidden biases or exposure to broad structural or sentiment shifts. Finally, the effectiveness of such models tends to deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models.
Certain Risks Related to Portfolio Fund Operations
Gates, Suspensions and Redemption Fees.
Under the terms of the governing documents of the Portfolio Funds, the ability of the Fund to withdraw any amount invested therein may be subject to certain restrictions and conditions, including restrictions on withdrawals for an initial period, restrictions on the amount of withdrawals and the frequency with which withdrawals can be made and investment minimums which must be maintained. Additionally, the Portfolio Funds typically reserve the right to reduce (“gate”) or suspend withdrawals and to satisfy withdrawals by making distributions in-kind,
under certain circumstances. There will normally be no secondary market for trading Portfolio Fund shares.
Events in the world financial markets may materially adversely affect the Portfolio Funds, potentially limiting the Fund’s ability to fully exercise its withdrawal rights with regard to Portfolio Funds due to “gates,” suspensions and distributions in kind. Additionally, in some cases, Portfolio Fund Managers may also suspend the determination of the NAV of all or a portion of their portfolios. The absence of such valuations will make it more difficult for the Fund to accurately value its portfolio.
Multiple Levels of Compensation, Fees and Other Expenses.
Both the Fund and the Portfolio Funds impose investment management fees or other forms of compensation. In addition to the fees and expenses of the Fund, shareholders will indirectly bear the Fund’s proportionate share of the asset-based and performance-based fees and other expenses of the Portfolio Funds. The asset-based fees of the Portfolio Funds generally are expected to be up to 3% of the Fund’s investment in any Portfolio Fund, and the performance-based fees of the Portfolio Funds generally are expected to be up to 30% of any net profits earned on that investment.
Performance-based compensation arrangements give rise to certain conflicts of interest, including the incentive for Portfolio Fund Managers to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect. In addition, because performance-based compensation is calculated on a basis that includes unrealized appreciation of the Portfolio Fund’s assets, this performance-based compensation may be greater than if such compensation were based solely on realized gains. Portfolio Fund Managers generally receive incentive compensation based on the performance of their portfolios. Therefore, it is possible that certain Portfolio Fund Managers may receive incentive compensation, even though the Fund, as a whole, does not have net capital appreciation.
Capacity Limitations of External Managers.
Portfolio Fund Managers may place limitations on the amount of, or number of persons whose, money they will manage. In addition, new rules and regulations may result in additional limitations or restrictions being placed by Portfolio Fund Managers on the types of investors or assets that a Portfolio Fund may accept. These restrictions or limitations could prevent the Investment Manager from allocating Fund assets to certain Portfolio Fund Managers and Portfolio Funds with which the Investment Manager would otherwise choose to invest. Furthermore, to the extent consistent with the Investment Manager’s allocation procedures and applicable law, the Investment Manager has discretion in making allocation decisions among Portfolio Funds, particularly when capacity is constrained. For example, allocations may be implemented to avoid small allocations or to increase existing below-target allocations before building new positions, resulting in the Fund receiving a reduced allocation, or no allocation, to particular Portfolio Funds. If the Investment Manager’s ability to make allocations to a Portfolio Fund Manager or Portfolio Fund is limited or restricted, the Fund’s investment objective, and thus its returns, could be negatively affected.
Reliance on Key Individuals.
The success of a particular Portfolio Fund is dependent on the expertise of its Portfolio Fund Manager. Certain Portfolio Fund Managers may have only one or a limited number of key individuals responsible for managing Portfolio Funds. The loss of one or more key individuals from a Portfolio Fund Manager could have a materially adverse effect on the performance of a Portfolio Fund, which could adversely affect the performance of the Fund.
Risk Management Activities.
The Investment Manager attempts to measure and monitor risks of the Portfolio Funds. The Investment Manager has engaged an outside firm to assist in conducting operational due diligence on the Portfolio Funds, and Portfolio Funds’ investments, in which the Fund invests. The amount and quality of the Investment Manager’s risk due diligence, measurement and monitoring depends on its access, if any, to information regarding the Portfolio Funds’ investments and the risk management systems of the Portfolio

Fund Managers. This information will not typically be publicly available and there is no assurance that the Portfolio Fund Managers will give the Investment Manager access to this data. When this information is unavailable, estimates of risk will be made. Efforts to measure and reduce risk may not be successful.
Use of Multiple Portfolio Fund Managers.
Portfolio Fund Managers have varying levels of skills and experience and their principals may employ trading methods, policies and strategies that differ from those of other Portfolio Fund Managers. No assurance can be given that the collective performance of the Portfolio Fund Managers will result in profitable returns or avoid losses for the Fund as a whole. Positive performance achieved by one or more Portfolio Fund Managers may be neutralized by negative performance experienced by other Portfolio Fund Managers.
New Portfolio Fund Managers.
The Fund may invest in Portfolio Funds that are managed by investment managers that have not managed Portfolio Funds for a substantial period of time (“New Managers”). The previous experience of New Managers is typically in trading proprietary accounts of financial institutions or managing unhedged accounts of institutional money managers or other investment firms. Because New Managers may not have direct experience managing Portfolio Funds, and there is generally less information available on which the Investment Manager can base an opinion of such New Managers’ investment and management expertise, investments with New Managers may be subject to greater risk and uncertainty than investments with more experienced Portfolio Fund Managers.
As Portfolio Funds that are managed by New Managers generally will be in an early stage of formation or operation, this can pose a number of operational and other issues. For example, in its early stages the New Manager may lack adequate business acumen to operate its business or have little capital available to cover expenses and, accordingly, may have difficulty attracting qualified personnel. New Managers may face competition from other investment funds, which may be more established, have a larger number of qualified management and technical personnel and benefit from a larger capital base.
Absence of Regulation Concerning Portfolio Fund Managers and Portfolio Funds.
It is generally expected that the Portfolio Funds will not be registered as investment companies under the Investment Company Act, and will not be subject to the protections provided by the Investment Company Act, such as requirements for independent board members, restrictions on transactions with affiliates, and limitations on fund borrowings and leverage. Certain Portfolio Fund Managers may not be required to register as investment advisers under the Advisers Act. Also, Portfolio Fund Managers that operate outside of the United States may be registered with their local regulator, but not subject to a comprehensive or effective regulatory scheme. As a result, Portfolio Fund Managers may or may not be subject to a wide range of laws and regulatory oversight and the protections available to the Fund as an investor in Portfolio Funds will correspondingly vary. Similarly, certain investments in funds and accounts formed and operated outside the United States may not be subject to comprehensive government regulation. The Portfolio Fund Managers may not be covered by insurance or by fidelity bonding. Moreover, the Fund generally will have no control over the selection of the custodians of the assets of such Portfolio Funds, which also may be subject to a varied degree of government supervision or regulation.
Ownership of Underlying Investments.
When deciding whether to invest or continue investing in a Portfolio Fund, the Investment Manager does not independently verify the ownership status of the assets of the Portfolio Fund. Instead, the Investment Manager relies on statements and other financial information provided to it by the Portfolio Fund or its service providers. In the event that a Portfolio Fund does not own, or there is a defect in the ownership of, the underlying investments, this could result in significant losses for the Fund.
Offsetting Positions and Duplicate Transaction Costs.
The Portfolio Fund Managers generally invest wholly independently of each other and may, at times, hold economically offsetting positions. To the extent that the Portfolio Funds do, in fact, hold offsetting positions, the Fund will incur the expenses of investing in the Portfolio Funds without realizing any net investment benefit.

Third-Party Use of Publicly Available Information or Similar Trading Strategies.
Certain positions and the prices and terms of certain transactions undertaken by Portfolio Fund Managers may be required to be made publicly available. Because trades made by Portfolio Fund Managers may be based (in whole or in part) upon quantitative trading methods or other proprietary information, there is a risk that market participants may seek to reverse engineer the trading strategies implemented by those Portfolio Fund Managers using data required to be made publicly available. The use of similar trading strategies by other persons may have a material adverse effect on the assets managed by the Portfolio Fund Managers, and, consequently, the Fund.
Disposition of Portfolio Funds.
If the Fund wishes to transfer Portfolio Fund shares to a third party, the Fund may be required to make representations about the business and financial affairs of the relevant investment typical of those made in connection with the sale of any security or business. The Fund may also be required to indemnify the purchasers of such investment to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which ultimately may have to be funded by the Fund.
Indemnification, Withdrawal Adjustments, Clawbacks and Other Potential Legal Obligations with Respect to Proceeds Received from Portfolio Funds.
Subsequent to its withdrawal from a Portfolio Fund, the Fund may have indemnification or reimbursement obligations to a Portfolio Fund that survive beyond its withdrawal and exceed any unpaid holdback that relate to the period during which the Fund was invested in the Portfolio Fund (or with respect to a partial withdrawal, that portion that has been withdrawn). A reimbursement obligation could arise or be asserted, or an agreement or compromise reached, for example, based on the terms of the governing documents of the Portfolio Fund, applicable law, litigation or other less formal dispute resolution processes (each, a “Reimbursement Claim”). The Fund also may be subject to a Reimbursement Claim if the governing documents of a Portfolio Fund require that the Fund be subject to a “clawback” in the event of an overpayment of withdrawal proceeds or as a result of bankruptcy proceedings involving a Portfolio Fund.
It is likely that the legal, contractual and other authority relevant to any Reimbursement Claim will be uncertain and require the Fund, together with legal counsel, to evaluate any Reimbursement Claim and determine a course of action in a manner it considers in the best interests of the Fund. Such an evaluation may be time consuming and expensive for the Fund and the Investment Manager.
Certain Portfolio Funds may hold illiquid or hard to value assets in “side pockets,” which are sub-accounts within the Portfolio Funds established to segregate such assets until some type of realization event occurs. Assets held in side pockets generally have limited liquidity and may remain illiquid for significantly longer periods than the Portfolio Fund’s other investments. As a result, if the Fund seeks to liquidate its investment in a Portfolio Fund that maintains these side pockets, a portion of the redemption proceeds may be delayed until the side pocket is liquidated or deemed liquid by the Portfolio Fund, which will restrict the Fund’s ability to withdraw its assets from the Portfolio Fund and limit the Fund’s ability to repurchase its interests.
In-Kind
Redemptions.
Portfolio Funds may permit or require that redemptions of interests be made in kind. Upon its redemption of all or a portion of its interest in a Portfolio Fund, the Fund may receive securities that are illiquid or difficult to value. In such a case, the Investment Manager would seek to cause the Fund to dispose of these securities in a manner that is in the Fund’s best interests.
Certain Regulatory, Legal and Operational Risks
Business and Regulatory Risks of Hedge Funds.
The financial services industry generally, and the activities of hedge funds and their managers in particular, have been subject to intense and increasing regulatory scrutiny. Such scrutiny may increase the Fund’s and the Portfolio Funds’ exposure to potential liabilities and to legal, compliance and other related costs. Increased regulatory oversight may also impose additional administrative requirements on the Portfolio Fund Managers, including, without limitation, responding to examinations and investigations, implementing new policies and procedures and complying with recordkeeping and reporting obligations. Such requirements may divert the Portfolio Fund Managers’ time, attention and resources from portfolio management activities.

The Fund, the Investment Manager, or any Portfolio Fund or Portfolio Fund Manager may in the future be subject to regulatory review or discipline. In addition, it is likely that changes in legislation, rules and regulations applicable to the Investment Manager, the Portfolio Fund Managers, the Portfolio Funds and/or their underlying investments will have consequences for each of them, some of which may be materially adverse.
As a result of regulatory changes, swaps are characterized as commodity interests and, as a result, when traded by a fund subject the adviser or other operator of the fund to registration as a commodity pool operator (“CPO”) under the Commodity Exchange Act (the “CEA”). While Portfolio Funds may be able to claim an exclusion from registration for their operators under CFTC Rule 4.13(a)(3) to the extent that the Portfolio Fund invests, directly or indirectly, less than a prescribed level of its liquidation value in commodity interests, including swaps, certain Portfolio Fund Managers may be required to register as a CPO with respect to such Portfolio Fund and, thereby, subject the Portfolio Fund and such CPO itself to additional disclosure and regulatory requirements.
This prospectus cannot address, and does not purport to address or anticipate, every possible current or future regulation that may affect the Fund, the Investment Manager, the Portfolio Funds, the Portfolio Fund Managers or their respective businesses. Such regulations may have a significant impact on the Fund and the Portfolio Funds, including, without limitation, restricting the types of investments the Portfolio Funds may make, preventing the Portfolio Funds from exercising their voting rights with regard to certain financial instruments, requiring the Fund or the Portfolio Funds to disclose the identity of their investors or otherwise. Prospective investors are encouraged to consult their own advisors regarding an investment in the Fund.
Dependence on the Investment Manager and Portfolio Fund Managers
. The Investment Manager invests the assets of the Fund primarily by allocating Fund assets to the Portfolio Funds and also invests a portion of the Fund’s assets directly. The success of the Fund depends upon the ability of the Investment Manager and the Portfolio Fund Managers to develop and implement investment strategies that achieve the Fund’s allocation goals and the Portfolio Funds’ investment objectives. Subjective decisions made by the Investment Manager (
e.g.
, with respect to asset allocation) and/or the Portfolio Fund Managers may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized.
The success of the Fund’s investment program depends significantly on the trading and investing skills of the Portfolio Fund Managers. To the extent that the Investment Manager is unable to select, manage, allocate appropriate levels of capital to, and invest with Portfolio Fund Managers that, in the aggregate, are able to produce consistently positive returns for the Fund and provide the necessary liquidity and transparency, or to the extent that the Investment Manager does not adequately monitor Portfolio Fund Managers, the performance of the Fund may be impaired. In addition, to the extent the Investment Manager invests the Fund’s assets directly, the Fund may incur losses if the Investment Manager fails to select and allocate appropriate levels of assets to market favorable strategies. Direct investments in securities by the Investment Manager will cause the Fund to be subject to many of the risks described above relating to investments by the Portfolio Funds.
Review and Oversight of Portfolio Funds.
Because of the nature of Portfolio Funds, it is expected that the Investment Manager generally will have limited ability to (i) monitor Portfolio Fund investments, (ii) obtain full and current information regularly, and (iii) exercise control rights over such investments. Although the Investment Manager attempts to monitor the performance of all of the Fund’s investments, the Investment Manager may not have sufficient information to be able to confirm or review the accuracy of valuations provided by Portfolio Funds in which the Fund invests.
The Investment Manager must ultimately rely on (i) a Portfolio Fund Manager to operate in accordance with the investment guidelines governing the Portfolio Fund; (ii) the accuracy of the information provided to the Investment Manager by a Portfolio Fund Manager or other service providers of the Portfolio Fund; and (iii) any available public or reported information relating to the Portfolio Fund. A failure of a Portfolio Fund Manager to operate within the guidelines of a Portfolio Fund or to provide accurate information with respect to the Portfolio

Fund could subject the Fund to losses. There is a risk that the Fund may ultimately be overcharged and pay more in management fees and/or carried interest to a Portfolio Fund Manager than it should have due to inaccurate calculations of such fees by a Portfolio Fund Manager (
e.g.
, the calculation of such fees do not incorporate fee reductions in connection with a triggering event). Moreover, many of the strategies implemented by the Portfolio Funds rely on the financial information made available by the issuers in which the Portfolio Funds invest. The Investment Manager relies on the Portfolio Fund Managers to evaluate information disseminated by the issuers in which the Portfolio Funds invest and is dependent upon the integrity of both the management of these issuers and the financial reporting process in general. Past events have demonstrated that investors such as the Fund and the Portfolio Funds can incur material losses as a result of corporate mismanagement, fraud and accounting or other irregularities.
The Investment Manager has broad and flexible authority to invest in Portfolio Funds, and Portfolio Fund Managers in turn typically have broad and flexible authority to invest in whatever securities and other instruments that the Portfolio Fund Managers believe will help the Portfolio Funds achieve their respective investment objectives. Additionally, Portfolio Fund Managers generally have broad latitude with respect to the degree of risk that may be undertaken by the Portfolio Funds. While the Investment Manager conducts a robust investment allocation process that focuses on selecting Portfolio Funds with well-defined investment objectives, risk parameters and investment guidelines, the flexibility on the part of Portfolio Funds and the fact that the Investment Manager relies primarily on information provided by Portfolio Fund Managers in assessing Portfolio Fund Strategies means that the Fund is subject to the possibility that Portfolio Funds in which it invests are not managed in the manner that the Investment Manager anticipated. In particular, there is the risk of “style drift” by the Portfolio Funds, which is the risk that a Portfolio Fund Manager may deviate from the Portfolio Fund’s stated or expected investment strategy. Style drift can occur abruptly if a Portfolio Fund Manager believes it has identified an investment opportunity for higher returns from a different approach or it can occur gradually, such as if, for instance, a “value” oriented Portfolio Fund Manager gradually increases a Portfolio Fund’s investments in “growth” stocks. Style drift can also occur if a Portfolio Fund Manager focuses on factors it had deemed immaterial in its offering documents or as a result of subjective judgment as to how to categorize investments.
Additionally, style drift may result in a Portfolio Fund Manager pursuing investment opportunities in an area in which it has a competitive disadvantage or that is outside the Portfolio Fund Manager’s area of expertise (
e.g.
, a
large-cap
manager focusing on
small-cap
investment opportunities). Moreover, style drift may cause the Fund to be exposed to particular markets or strategies to a greater extent than was anticipated by the Investment Manager when it allocated assets to a Portfolio Fund and which may result in the Fund being exposed to overlapping investment strategies among various Portfolio Funds. In addition, style drift may affect the categorization of a Portfolio Fund as relating to a particular discipline, and, as a result, may affect the Investment Manager’s attempts to monitor the Fund’s investment guidelines.
The Fund’s portfolio may include Portfolio Funds with niche investment strategies such as trade claims, equipment leases and aviation and aviation-linked transactions and securities. There may be particular difficulties in selecting and monitoring these types of Portfolio Funds. It may be more difficult for the Investment Manager to evaluate the risks associated with investing in such Portfolio Funds. In addition, because of the limited number of Portfolio Fund Managers that typically specialize in a particular niche investment strategy, the Fund may be limited with respect to the Portfolio Funds in which it may choose to invest.
While each Portfolio Fund Manager may have a performance record reflecting its prior experience that the Investment Manager can use to help evaluate Portfolio Fund Managers, historical performance may have very limited value in predicting future performance. The Fund is subject to the risk that the Investment Manager will place too much emphasis on past performance when selecting Portfolio Fund Managers.
Information Technology Systems and Cybersecurity Risk
. The Fund is dependent on the Investment Manager and the Portfolio Fund Managers for investment management, operational and financial advisory services. The Fund is also dependent on the Investment Manager for certain other services such as back-office functions. The Investment Manager and the Portfolio Fund Managers depend on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and attempt to control risks for the Fund and the Portfolio Funds. Information technology systems are also used to trade in the underlying investments of the Portfolio Funds. In addition, certain of the Investment Manager’s and the Portfolio Fund Managers’ operations may interface with or depend on systems operated by third parties, including prime brokers, securities exchanges and other types of trading systems, market counterparties, custodians and other service providers. The Investment Manager and the Portfolio Fund Managers may not be in a position to verify the risks or reliability of such third party systems.
It is possible that a defect, failure or interruption of these information technology systems including, without limitation, those caused by computer “worms,” viruses and power failures could materially limit the Investment Manager’s or a Portfolio Fund Manager’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk controls. Any such information technology-related difficulty could harm the performance of the Fund.
Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund and/or Portfolio Fund assets, Fund, Portfolio Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, a Portfolio Fund, the Investment Manager, the Portfolio Fund Manager and/or their service providers (including, but not limited to, fund accountants, custodians, subcustodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. They may also cause settlement of trades to fail, lead to inaccurate accounting, recording or processing of trades, and cause inaccurate reports, which may affect the Investment Manager’s or the Portfolio Fund Managers’ ability to monitor the Fund’s or the Portfolio Funds’ investment portfolios and risks. The Fund, the Portfolio Funds, the Investment Manager and the Portfolio Fund Managers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.
Allocation Risk
. The Investment Manager has the discretion to allocate Fund assets among various Portfolio Fund Strategies and make direct investments. There is no assurance that the Investment Manager’s decisions in this regard will result in the desired effects. In addition, the Fund may be limited in its ability to make changes to its investment allocations due to the subscription and redemption provisions of the Portfolio Funds, including notice periods, limited subscription and redemption dates, the ability of the Portfolio Funds to suspend and postpone redemptions, and lockups on redemptions imposed by certain Portfolio Funds. Moreover, investment allocations among the Portfolio Funds will be made by the Investment Manager based on information previously provided by the Portfolio Funds. If such information is inaccurate or incomplete, it is possible that the allocation of Fund assets to the Portfolio Funds may not reflect the Investment Manager’s investment intentions. This could have a material adverse effect on the ability of the Investment Manager to implement investment strategies of the Fund.
The Investment Manager may seek to reduce the risks of investing in Portfolio Funds by spreading the investments of the Fund among a variety of different Portfolio Fund Managers using investment strategies with returns that are not expected to be highly correlated, or are expected to be negatively correlated, with one another. If such an approach is effective, the profits from one Portfolio Fund investment may offset the losses from another, thereby reducing the Fund’s overall volatility. However, it is possible that the performance of the Portfolio Funds may actually be closely correlated in some market conditions, resulting (if those returns are negative) in significant losses to the Fund.
Concentration of Fund Portfolio
Risk
. Although it does not currently intend to do so, the Fund may invest a large percentage of its assets in a limited number of Portfolio Funds. In addition, the Fund may invest its assets in Portfolio Funds focusing their investments in a specific industry or economic sector. Consequently, the aggregate return of the Fund may be materially affected by the performance of a single Portfolio Fund, a particular

Portfolio Fund Strategy, or a particular industry or sector. The Fund may be concentrated in the securities of an industry to the extent that the Portfolio Funds concentrate their investment in an industry. If the Portfolio Funds concentrate their investments in an industry the Fund may be subject to a greater risk of loss than an investment in a more diversified portfolio.
Correlation Risk.
While the Investment Manager seeks to manage the Fund so as to limit the correlation between the Fund’s returns and those of the broad equity and fixed-income markets, the Fund may be exposed to unintended correlation with these markets. This means that the value of an investment in the Fund may decline when an investor’s other holdings are also declining in value. Similarly, the Fund’s investments may have a strong correlation to one another, which could result in most or all of such investments declining over the same time period.
Limitations on Investments Due to Regulatory Considerations
. The Fund is registered as an investment company under the Investment Company Act. Due to its status as a registered investment company under the Investment Company Act, the Fund may be limited in its ability to, among other things, transact with affiliates, use leverage in its investments, make investments in other investment companies, and purchase securities of brokers, underwriters or other securities-related issuers. Moreover, the Fund intends to be treated as a RIC under Subchapter M of the Code. In seeking to maintain a RIC classification, the Fund intends to invest primarily in Portfolio Funds organized outside of the United States that will be treated as PFICs for U.S. federal income tax purposes. As a result of restricting its investments in Portfolio Funds primarily to PFICs, the Fund may be limited as to the Portfolio Funds in which it may invest.
Subsidiary Risk
. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and the Portfolio Funds and are subject to the same risks that apply to similar investments if held directly by the Fund or through an interest in the Portfolio Funds. The Subsidiary is not registered as an investment company under the Investment Company Act and is not subject to all of the investor protections of the Investment Company Act. In addition, changes in U.S. federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.
Tax Risks
. The Fund intends to be treated as a RIC under Subchapter M of the Code. As long as the Fund qualifies as a RIC, it will not be subject to U.S. federal income tax on the part of its net ordinary income and realized net capital gains that it distributes to shareholders. In order to qualify as a RIC, however, the Fund will be subject to certain limitations on making investments that do not apply to unregulated pools of assets such as certain hedge funds and private equity funds. Satisfaction of the various tests and recordkeeping requirements that must be met to elect and maintain the Fund’s tax status as a RIC under Subchapter M of the Code, including the qualifying income test, the asset diversification test and the minimum distribution requirements, requires significant support and information from the underlying Portfolio Funds, and such support and information may not be available, timely, complete, verifiable or sufficient. The Investment Manager will attempt to obtain such support and information, but may not always be able to do so and, in addition, will be reliant on information supplied by parties it does not control. In addition, as a related matter, the Fund is required to make certain “excise tax” distributions annually based on income and gain information that must be obtained from the Portfolio Funds. The Fund will attempt to make such distributions as are necessary in order to avoid the application of this nondeductible U.S. federal excise tax, although there is no guarantee that it will in fact avoid the application of such tax. The risks of not receiving accurate or timely information from the Portfolio Funds include failing to satisfy the tests to qualify as a RIC under Subchapter M of the Code and incurring the excise tax on undistributed income, which may significantly and negatively impact shareholder returns. The Fund may choose to invest in Portfolio Funds organized using investment structures that are otherwise disadvantageous from an investment perspective because of the Subchapter M RIC qualification tests or the excise tax on undistributed income. In addition, the Fund may choose to limit or reduce investments in Portfolio Funds that would be otherwise desirable from an investment perspective because of the Subchapter M RIC qualification tests or the excise tax on undistributed income. The Fund anticipates treating the income and gain generated from its investments in the Subsidiary as “qualifying income” for RIC qualification purposes. The Fund’s position is based on final Treasury Regulations on which taxpayers may rely for taxable years beginning after September 28, 2016, which provide that inclusions of income from the Subsidiary that are derived with respect to the Fund’s business of investing in stocks, securities, or currencies will be treated as qualifying income including where the Subsidiary does not make distributions out of earnings and profits for the taxable year. However, in the future, if the IRS issues regulations or other guidance, or Congress enacts legislation, limiting the circumstances in which the Fund may treat income with respect to the Subsidiary as “qualifying income,” the Fund may be required to make changes to its operations, which may reduce the Fund’s ability to gain investment exposure to commodities.
If the Fund fails to qualify as a RIC, the Fund will be subject to nondeductible U.S. federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC and were to become subject to U.S. federal income tax or were to become subject to the excise tax on undistributed income, shareholders of the Fund would be subject to the risk of diminished returns.
In addition, certain Fund and Portfolio Fund investments, including investments in PFICs, may cause the Fund to realize annually substantial amounts of non-cash
income, which the Fund would then be required to distribute. The Fund may elect to recognize any unrealized appreciation in one or more of its PFIC investments as current taxable income. All or a substantial portion of the Portfolio Funds and other Fund investments may be PFICs. Such distribution requirements may cause the Fund to sell or transfer its assets including Portfolio Funds or to redeem from its portfolio potentially at disadvantageous times or subject to redemption fees or other penalties for redemptions, and cause the Fund to borrow and incur borrowing and interest expenses, which may significantly and negatively impact shareholder returns. The Fund’s annual calculations of its taxable income and realized gains will be dependent upon the self-reported valuations of the Portfolio Funds. Inaccuracies in or revisions to such valuations could cause the Fund to become subject to tax, interest charges and/or penalties with respect to its own taxable income reporting. The Fund may be required to recognize gain realized on the disposition of a PFIC investment as ordinary income, and not as capital gain, even if the PFIC investment were held by the Fund for more than one year. Because a Portfolio Fund may have minimum notice periods or other prohibitions or restrictions on transfers or redemptions or because the Fund may be unable to borrow sufficiently or on a timely basis, meeting the excise tax distribution requirements or the minimum distribution requirements for RIC qualification may not be satisfied in any given year, which may significantly and negatively impact shareholder returns. The Fund’s Board of Trustees would consider what actions it may take in the event that the Fund fails to qualify as a RIC.
In order to avoid a U.S. withholding tax of 30% with respect to certain U.S. investments, certain
non-U.S.
Portfolio Funds will be required to enter into an agreement with the U.S. Internal Revenue Service or comply with requirements in their jurisdiction of organization or operation to identify certain direct and indirect U.S. account holders or equity holders. See “U.S. Federal Income Tax Considerations.”
Investments in
Non-Voting
Stock
. To avoid potential adverse regulatory consequences, the Fund may need to hold its interest in a Portfolio Fund in non-voting
form or limit its voting rights to a certain percentage. The Fund generally does not intend to own 5% or more of the voting securities of any Portfolio Fund. This limitation on voting rights is intended to ensure that a Portfolio Fund is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may potentially impose limits on transactions with the Portfolio Funds both by the Fund and other clients of the Investment Manager. There are, however, other statutory tests of affiliation (such as on the basis of control), and a Portfolio Fund may be deemed an “affiliated person” of the Fund notwithstanding these limitations. If this were the case, transactions between the Fund and a Portfolio Fund could potentially be subject to the prohibitions of the Investment Company Act if an appropriate exemption were not available.

In order to comply with this 5% limitation, the Fund may, at the time of investment, elect to invest in a class of a Portfolio Fund’s non-voting
securities (if such a class is available) or may contractually waive all voting rights associated with the investment or those that would exceed the 5% limitation. Waivers of voting rights typically will be effected by means of a written waiver letter with the relevant Portfolio Fund pursuant to which the Fund automatically (and in most cases irrevocably) waives any voting rights it may hold subject to certain requirements. Other investment funds or accounts managed by the Investment Manager also may waive voting rights in a particular Portfolio Fund. Determinations of whether the Fund will waive its voting rights are made by the Investment Manager as part of the investment process. When deciding to waive voting rights, the Investment Manager considers only the interests of the Fund and not the interests of the Investment Manager or those of its other clients. The Fund has not established specific written procedures relating to this process.
As a general matter, unlike public corporations or registered investment companies, the Portfolio Funds in which the Fund will invest provide their shareholders with an ability to vote only under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting
securities of Portfolio Funds or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in a Portfolio Fund. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Investment Manager considers this risk minimal relative to the increased flexibility potentially available to the Fund and its shareholders from investing in non-voting
securities.
Custody Risks of Investments in Portfolio Funds
. The Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange.
There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that the Portfolio Funds will be protected. In this regard, there is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use.
Ability to Invest Directly
. An investor in the Fund meeting the eligibility conditions imposed by the Portfolio Funds, including minimum net worth and initial investment requirements that may be substantially higher than those imposed by the Fund, may be able to invest directly in the Portfolio Funds. By investing in the Portfolio Funds indirectly through the Fund, an investor bears a portion of the Fund’s management fee and other expenses of the Fund, and also indirectly bears a portion of the asset-based fees, performance compensation and other expenses borne by the Fund as an investor in the Portfolio Funds.
Valuation Calculation Risk
. The Fund values its investments in Portfolio Funds at fair value in accordance with policies and procedures approved by the Board of Trustees. The valuations reported by the Portfolio Fund Managers of the Portfolio Funds, upon which the Fund calculates its month-end
NAV and NAV per share, may be subject to later adjustment, based on information reasonably available at that time. The Fund will accept subscriptions, pay redemption proceeds and also calculate management fees on the basis of net asset valuations determined using the best information available as of the valuation date. In the event a Portfolio Fund subsequently corrects, revises or adjusts a valuation after the Fund has determined a NAV, the Fund generally will not make any retroactive adjustment to its NAV, or to any amounts paid based on that NAV determination, to reflect a revised valuation. This may have the effect of diluting or increasing the economic interest of other shareholders. These adjustments or revisions, whether increasing or decreasing the NAV at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds received by shareholders who had their shares repurchased prior to the adjustments and received their repurchase proceeds. As a result, to the extent that subsequently adjusted valuations from the Portfolio Fund Managers or revisions to NAV of a Portfolio Fund reduce the Fund’s NAV, the outstanding shares of the Fund will be adversely affected by prior repurchases to the benefit of shareholders who had their shares repurchased at a NAV per share higher than the adjusted amount. Conversely, any increases in the NAV per share resulting from such subsequently adjusted valuations will be entirely for the benefit of the holders of the outstanding shares and to the detriment of shareholders who previously had their shares repurchased at a NAV per share lower than the adjusted amount. New shareholders, as well as shareholders purchasing additional shares, may be affected in a similar way because the same principles apply to the subscription for shares.
Investor Suitability Risk
. An investment in the Fund is not suitable for all investors. Prospective investors in the Fund should review carefully the discussion of risks in this prospectus for specific risks associated with the Fund and the Portfolio Fund Managers’ styles of investing. The Fund is not intended to be a complete investment program. An investment in the Fund should be made only by investors who understand the nature of the investment and do not require more than limited liquidity in this investment. An investor could sustain a loss of a portion or all of their investment in the Fund.
In-Kind
Distributions
. The Fund anticipates that all distributions to shareholders will be made in cash. A Fund may, in certain circumstances and subject to applicable law, pay distributions proceeds in-kind.
In-kind
distributions may be in any form determined by the Investment Manager to be equitable under the circumstances, including, without limitation, the distribution of Portfolio Fund interests or the distribution of interests in a special purpose vehicle established for the purpose of liquidating the specific investments. The costs and expenses attributable to such method will be allocated among shareholders as determined by the Board of Trustees.
In-kind
distributions remain at market risk until sold and shareholders may incur brokerage costs and may be subject to tax when such securities are converted to cash.
In-kind
distributions may be in the form of illiquid securities and therefore may be subject to additional risks including being impossible or difficult to sell.
Effect of Additional Subscriptions.
The Fund will accept additional subscriptions for its shares, and such subscriptions will dilute the interest of existing shareholders, which could have an adverse impact on shareholders.
Possible Exclusion of a Shareholder Based on Certain Detrimental Effects
. Subject to applicable law, the Board of Trustees may authorize the Fund to repurchase the shares held by a shareholder or other person acquiring shares from or through a shareholder if, among other situations:

•	the shares have been transferred in violation of the Fund’s policies;

•
ownership of the shares by a shareholder or other person likely will cause the Fund to be in violation of, or subject the Fund to new or additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the shares by the shareholder or other person may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences; or

•	any of the representations and warranties made by the shareholder or other person in connection with the acquisition of the shares was not true when made or has ceased to be true.
An effect of these provisions may be to deprive an investor of an opportunity for a return even though other investors might enjoy such a return.
Lending of Portfolio Securities
. To the extent the Fund invests directly in securities other than interests in Portfolio Funds, the Fund’s Board of Trustees may, in its discretion, authorize the Fund to lend its portfolio securities to broker-dealers or institutional investors that the Investment Manager deems qualified. Lending securities enables the lender to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the lender’s portfolio securities generally must maintain acceptable collateral in an amount, marked-to-market
daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral normally is limited to cash, U.S. Government securities and irrevocable letters of credit. The lender may reinvest cash collateral in money market instruments or other cash and cash-equivalents, including other investment companies that invest in these types of securities. The Fund also may reinvest cash collateral in private investment vehicles similar to money market funds. The investment of cash collateral involves investment risk. In the case of the Fund, in determining whether to lend securities to a particular broker-dealer or institutional investor, the Investment Manager will consider, and during the period of the loan, will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any of its loans at any time. The Fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered by the Investment Manager to be in the Fund’s interest.
Other Risks
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is specialized, and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to invest fully its subscriptions. Similarly, identification of attractive investment opportunities by Portfolio Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by a Portfolio Fund Manager, a Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.
Increased Competition in
Non-Traditional
Asset Investments
. In recent years, there has been a marked increase in the number of, and flow of capital into, investment vehicles established in order to implement nontraditional asset investment strategies, including the strategies implemented by the Fund and the Portfolio Funds. While the precise effect cannot be determined, such increase may result in greater competition for investment opportunities, or may result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions. Prospective investors should understand that the Fund may compete with other investment vehicles (including the Investment Manager’s proprietary or private funds and accounts), as well as investment and commercial banking firms, which may have substantially greater resources, in terms of financial resources and research staffs, than may be available to the Fund.
Merger, Reorganization, or Liquidation of the Fund.
To the extent permitted by law, the Board may determine to merge or reorganize the Fund, or to close and liquidate the Fund at any time, which may have adverse consequences for shareholders. In the case of a liquidation of the Fund, shareholders are expected to receive a liquidating distribution in cash or in-kind
equal to their proportionate interest in the Fund. In the event the Board determines to liquidate the Fund, the timing of the liquidation might not be the most favorable to certain shareholders. A liquidating distribution may be a taxable event to certain shareholders, resulting in a taxable gain or loss for tax purposes, depending upon a shareholder’s basis in the shareholder’s shares of the Fund. A shareholder may receive an amount in liquidation less than the shareholder’s original investment.
Participation in Litigation and Other Activities Relating to Portfolio Investments.
The Fund may, directly or indirectly, seek to assert its rights as a shareholder, bondholder or owner of other interests in, or assets of, an issuer in which the Fund has invested, including through instituting legal actions against the issuer and related or unrelated parties. To the extent it engages in these activities, the Fund could incur certain expenses (such as legal, consulting, and similar expenses) that it may not recoup through an increase in the value of the investment, and such expenses could increase the Fund’s operating expenses or the cost basis of the investment and could adversely affect the value of the investment and the Fund’s net asset value. From time to time, the Fund may seek to reduce or eliminate these expenses by coordinating its activities with other investors or by agreeing with a party engaged to fund the legal action to reduce any potential recovery from the matter to compensate such party for its services.

Limits of Risk Disclosures
The above discussions of the various risks associated with the Portfolio Funds, the Fund and the shares are not, and are not intended to be, a complete explanation of the risks involved in an investment in the Fund. Those discussions do, however, summarize the principal risks that should be considered before investing. Prospective investors should read this entire prospectus and consult with their own advisors before deciding whether to invest. In addition, as the investment program of the Fund may change over time, an investment in the Fund may be subject to risk factors not described in this prospectus.

General Market [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Market Risks
General.
Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Investment Manager may not be able to structure the Fund’s investment program as anticipated.
Any investment in financial instruments carries certain market risks. An investment in the Fund is highly speculative and involves a high degree of risk due to the nature of the Fund’s investments and the investment strategies and trading strategies to be employed by the Fund and the Portfolio Funds. An investment in the Fund should not in itself be considered a balanced investment program. Investors should be able to withstand the loss of their entire investment.
All financial instruments risk the loss of capital. No guarantee or representation is made that the Fund’s investment program will be successful. The Fund’s investment program, through its investment in the Portfolio Funds and its direct investments, will involve, without limitation, risks associated with limited diversification, leverage, interest rates, currencies, volatility, tracking risks in hedged positions, security borrowing risks in short sales, credit deterioration or default risks, systems risks and other risks inherent in the Portfolio Funds’ activities. Certain investment techniques of the Portfolio Funds can, in certain circumstances, substantially increase the impact of adverse market movements to which the Fund may be subject. In addition, the Portfolio Funds’ investments in securities may be materially affected by conditions in the financial markets and overall economic conditions occurring globally and in particular countries or markets where the Portfolio Funds invest their assets.
The Investment Manager’s and the Portfolio Fund Managers’ methods of minimizing such risks may not accurately predict future risk exposures. Risk management techniques are based in part on the observation of historical market behavior, which may not predict market divergences that are larger than historical indicators. Also, information used to manage risks may not be accurate, complete or current, and such information may be misinterpreted.
General Economic and Market Conditions
. The success of the Fund will be affected by general economic and market conditions, such as changes in interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s and the Portfolio Funds’ investments), the imposition of new or additional tariffs, trade barriers and sanctions, currency exchange controls, market structure, liquidity, transparency and access, capital and margin requirements affecting the Fund and Portfolio Funds and their intermediaries and national and international political circumstances (including wars, terrorist acts or security operations). These factors may affect the level and volatility of financial instruments’ prices and the liquidity of the Fund’s and the Portfolio Funds’ investments. Volatility or illiquidity could impair the Fund’s and the Portfolio Funds’ profitability or result in losses. The Fund and the Portfolio Funds may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets — the larger the positions, the greater the potential for loss.
A Portfolio Fund (and the Fund) could incur material losses even if its Portfolio Fund Manager reacts quickly to difficult market conditions, and there can be no assurance that the Portfolio Funds (and the Fund) will not suffer material losses and other adverse effects from broad and rapid changes in market conditions in the future. Shareholders should realize that markets for the financial instruments in which the Portfolio Funds seek to invest can correlate strongly with each other at times or in ways that are difficult for the Portfolio Fund Managers to predict. Even a well-analyzed approach may not protect the Portfolio Funds (and the Fund) from significant losses under certain market conditions.
Market Disruptions and Geopolitical Events.
Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts, geopolitical developments (including trading and tariff arrangements, sanctions, cybersecurity attacks and uncertain election outcomes in the world’s major democracies), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, recessions, natural disasters and public health epidemics. Geopolitical conflicts, military conflicts and wars may result in market disruptions in the affected regions and globally. Russia’s large-scale invasion of Ukraine and the wars involving Israel, Iran and other countries in the Middle East, and responses to such conflicts by governments and intergovernmental organizations have resulted, and may continue to result, in market disruptions. Future market disruptions as a result of these conflicts are impossible to predict, but could be significant and have a severe adverse effect on the regions and beyond, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. The Chinese government is involved in a longstanding dispute with Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region, adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets. Recent developments in relations between the U.S.

and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund or a Portfolio Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s or a Portfolio Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund or a Portfolio Fund could be significantly impacted.
Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, supply chain disruptions, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Fund’s or Portfolio Funds’ investments and NAV and can lead to increased market volatility. For example, the diseases or events themselves or any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets may decline. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of individual Fund and Portfolio Fund holdings may be impacted, which could significantly impact the overall performance of the Fund or Portfolio Funds. All of these factors, individually or collectively, could negatively impact a Fund or Portfolio Fund.
Consequently, neither the Fund nor the Portfolio Funds may be capable of, or successful at, preserving the value of their assets, generating positive investment returns or effectively managing their risks.
Limited Liquidity of Fund Shares
. It is anticipated that the Fund’s shares will not be listed on any securities exchange or traded in other markets, and shares will be subject to substantial restrictions on transfer. Although the Fund intends to offer to repurchase shares periodically, at the sole discretion of the Board of Trustees, no assurance can be given that these repurchases will occur on a regular basis or at all or that all of an investor’s shares will be purchased in any offer to repurchase. If a repurchase offer is made by the Fund, it will normally be four to six months between the time an investor tenders shares for repurchase (
i.e.
, requests that the Fund repurchase shares as part of a repurchase offer) and the investor’s receipt of any cash proceeds associated with the repurchase.
The interests in Portfolio Funds held by the Fund will generally be subject to legal or other restrictions on transfer or sale and there likely will be no liquid market for their sale. These investments may make it difficult for the Fund to liquidate positions in the Portfolio Funds in order to facilitate Fund share repurchases. In addition, a redemption by the Fund from a Portfolio Fund could involve expenses to the Fund under the terms of the Fund’s investment with that Portfolio Fund.

Certain Risks Related To Investments By Portfolio Funds And Direct Investments By The Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Risks Related to Investments by Portfolio Funds and Direct Investments by the Fund
The performance of many of the Portfolio Funds will be highly volatile and subject to a number of substantial risks. The Portfolio Funds in which the Fund invests utilize a wide variety of investments and investment strategies, many of which are very complex and specialized. Some of the risks relating to Portfolio Fund investments and investment strategies and direct investments of the Fund are as follows:
Leverage; Interest Rates; Margin
. The Portfolio Funds generally utilize leverage in their investment programs, meaning that their market exposure can be substantially in excess of their net assets, and the Fund generally does not limit its exposure to leverage in selecting individual Portfolio Funds or by Portfolio Funds in the aggregate. The Fund may take on additional leverage in connection with its direct investment strategies. Leverage may be achieved by trading on margin, trading in derivative instruments that are inherently leveraged and other forms of direct and indirect borrowing. The amount of leverage or borrowings that a Portfolio Fund or the Fund may have outstanding at any time may therefore be large in relation to its capital. Consequently, the level of interest rates generally, and the rates at which a Portfolio Fund or the Fund can borrow in particular, will affect the operating results of the Portfolio Fund or the Fund. Leverage increases both the possibilities for profit and the risk of loss.
The use of margin and short-term borrowings creates several risks for the Portfolio Funds and the Fund. If the value of a Portfolio Fund’s or the Fund’s securities falls below the margin level required by a prime broker, additional margin deposits may be required. If a Portfolio Fund or the Fund is unable to satisfy any margin call by a prime broker, then the prime broker could liquidate the Portfolio Fund’s position in some or all of the financial instruments that are in the Portfolio Fund’s or the Fund’s accounts at the prime broker and cause the Portfolio Fund or the Fund to incur significant losses. Furthermore, secured counterparties and lenders may have the right to sell, pledge, rehypothecate, assign, use or otherwise dispose of collateral posted by the Portfolio Funds or the Fund. This could increase exposure to the risk of a counterparty default since, under such circumstances, the Portfolio Funds may be unable to recover the posted collateral promptly or may be unable to recover all of the posted collateral. The occurrence of defaults may trigger cross-defaults under the Portfolio Funds’ or the Fund’s agreements with other brokers, lenders, clearing firms or other counterparties, creating or increasing a material adverse effect on the performance of the Portfolio Funds or the Fund.
In addition, prime brokers, banks and other lenders typically require margin to be posted using liquid securities. Limitations imposed on the types of assets that a Portfolio Fund or the Fund may post as collateral may restrict the types of assets that a Portfolio Fund or the Fund may invest in as well as the returns achieved.
When a Portfolio Fund or the Fund purchases an option on securities in the United States, there is no margin requirement because the option premium is paid for in full. The premiums for certain options traded on
non-U.S.
exchanges may be paid for on margin. When a Portfolio Fund or the Fund sells an option on securities on an exchange or in the over-the-counter
market, the Portfolio Fund and the Fund is subject to regulatory margin requirements. Similarly, margin posting requirements apply to short positions in options on futures contracts; a Portfolio Fund or the Fund may be required to deposit margin in an amount that may be determined by the margin requirement established for the futures contract underlying the option and, in addition, an amount substantially equal to the current premium for the option. The margin requirements imposed on the writing of options, although adjusted to reflect the probability that out-of-the-money
options will not be exercised, can in fact be higher than those imposed in dealing in the trading market for the referenced instrument. The cumulative effect of the use of leverage by the Fund and the Portfolio Funds in a market that moves adversely to the Fund or Portfolio Funds could result in a substantial loss to the Fund that would be greater than if the Fund or Portfolio Funds were not leveraged. As a result, the Fund could lose its entire investment in a Portfolio Fund, and, in connection with its direct investment strategies, could lose an amount in excess of the value of its investments made under those strategies.
Use of Financing Arrangements
. The Portfolio Funds and/or the Fund may depend upon the availability of credit to finance their investment strategies. The prime brokers, banks and dealers that may provide financing to Portfolio Funds and the Fund can apply essentially discretionary margin or other valuation policies and may change those policies. Changes by financing providers to these policies, or the imposition of other credit limitations or restrictions, may result in margin calls, loss of financing, forced liquidation of positions at disadvantageous prices or termination or cross defaults of transactions with the same or other dealers. These adverse effects may be compounded in the event that such limitations or restrictions are imposed suddenly and/or by multiple dealers or counterparties at about the same time.

Lending Portfolio Securities
. The Portfolio Funds may lend their portfolio securities to brokers, dealers and financial institutions in order to generate income for the Portfolio Fund. In general, these loans will be secured by collateral (consisting of cash, government securities or irrevocable letters of credit) maintained in an amount normally equal to at least 100% of the market value, determined daily, of the loaned securities. The Portfolio Funds are entitled to payments equal to the interest and dividends on the loaned security and could receive a premium for lending the securities. Lending portfolio securities would result in income to the Portfolio Fund, but could also involve certain risks in the event of a delay in the return of the securities loaned or the default or insolvency of the borrower.
Counterparty Risk
. The Portfolio Funds are expected to, and the Fund may, establish relationships with third parties to obtain financing, engage in derivative transactions, and obtain prime and other brokerage services that permit the Portfolio Funds or the Fund to trade in any variety of markets or asset classes. However, there can be no assurance that the Portfolio Funds or the Fund will be able to maintain such relationships or establish such relationships. An inability to establish or maintain such relationships could limit the Portfolio Funds’ or the Fund’s trading activities, create losses, preclude the Portfolio Funds or the Fund from engaging in certain transactions, financing, derivative intermediation and prime brokerage services and prevent the Portfolio Funds or the Fund from trading at optimal rates and terms. Moreover, a disruption in the financing, derivative intermediation and prime brokerage services provided by any such relationships before a Portfolio Fund establishes additional relationships could have a significant impact on the Portfolio Fund’s or the Fund’s business due to its reliance on such counterparties.
Some of the markets in which the Portfolio Funds or the Fund may effect transactions are not “exchange-based” or regulated trading platforms, such as swap execution facilities or alternative trading systems, and may include
“over-the-counter”
and “interdealer” markets. The participants in these markets may not be subject to the credit evaluation and regulatory oversight to which members of “exchange-based” or regulated trading platforms generally are subject. This exposes the Portfolio Funds and the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Portfolio Funds and the Fund to suffer a loss. Such “counterparty risk” is heightened for contracts with longer maturities where events may intervene to prevent settlement, or where a Portfolio Fund or the Fund has concentrated its transactions with a single or small group of counterparties. Counterparty risk may also be heightened by new global regulations seeking to concentrate holdings of certain instruments with a central counterparty. Although the regulations are designed to reduce counterparty risk, they are untested and there is a possibility that the new structure will increase systemic and counterparty risk, including for the Portfolio Funds and the Fund. Furthermore, there is a risk that any of a Portfolio Fund’s or the Fund’s counterparties, including a central counterparty or one or more members of a central counterparty, could become insolvent and/or the subject of insolvency proceedings. If one or more of a Portfolio Fund’s or the Fund’s counterparties were to become insolvent or the subject of insolvency proceedings, there exists the risk that the recovery of the Portfolio Fund’s or the Fund’s assets from the counterparty will be delayed or be of a value less than the value of the assets originally entrusted to the counterparty. The Federal Reserve has adopted regulations that may restrict the close-out
and default rights of a Portfolio Fund or the Fund upon certain insolvencies of a counterparty to an over-the-counter
derivatives transaction or its affiliates. In addition, in the event of an insolvency of a central counterparty or one or more of its members, there is the possibility that margin and other assets of the Portfolio Fund and the Fund held with the central counterparty or one or more of its members might be used to satisfy obligations of the member to the clearinghouse or of the clearinghouse and not applied to meet obligations of the Portfolio Funds or the Fund or returned to the Portfolio Funds or the Fund. These situations, if they were to occur, could have a materially adverse effect on one or more of the Portfolio Funds. The Fund and the Portfolio Funds may use counterparties located in jurisdictions outside the United States. These counterparties are subject to the laws and regulations in
non-U.S.
jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund and the Portfolio Funds’ assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, no assurances can be provided about the effect of their insolvency on the Fund, the Portfolio Funds and their assets.
In general, the Portfolio Funds and the Fund are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. Moreover, the internal credit function of each Portfolio Fund Manager that is responsible for evaluating the creditworthiness of its counterparties may prove insufficient. The ability of the Portfolio Funds or the Fund to transact business with any one or more counterparties, the lack of complete and comprehensive evaluation of the financial capabilities of the counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Portfolio Funds and the Fund.
Hedging Transactions
. The Portfolio Funds and the Fund may invest in securities and utilize financial instruments including, but not limited to, forward contracts, currency options and equity and interest rate swaps, credit default swaps, caps, collars and floors to seek to hedge fluctuations in the relative values of the Portfolio Funds’ or the Fund’s portfolio positions as a result of changes in various economic factors and other events, including changes in currency exchange rates, market values and interest rates. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus offsetting the decline in the value of the portfolio positions. Hedging transactions also typically limit the opportunity for gain if the value of the portfolio position should increase, and may not work as intended and actually compound losses. Moreover, it may not be possible for a Portfolio Fund or the Fund to hedge against an exchange rate, interest rate or security price fluctuation that is so generally anticipated that the Portfolio Fund or the Fund is not able to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuations. Additionally, the Portfolio Funds or the Fund may at times add market-wide hedges, or hedges focused on particular asset classes (“macro hedges”), to their portfolios. Macro hedges are typically utilized in order to protect a portfolio against macro-related volatility and tail risks. The Portfolio Funds and the Fund generally are not required to enter into hedging transactions and may choose not to do so.
The success of the Portfolio Funds’ and the Fund’s hedging transactions is subject to the applicable Portfolio Fund Manager’s or the Fund’s Investment Manager’s, respectively, ability to correctly predict movements in and the direction of various economic factors and other events, including changes in currency exchange rates, market values and interest rates. Therefore, while a Portfolio Fund or the Fund may enter into these transactions to seek to reduce such risks, these transactions may result in a poorer overall performance for the Portfolio Fund or the Fund than if it had not engaged in any hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged (or other risks being hedged) may vary. Moreover, for a variety of reasons, the Portfolio Fund Managers may not seek or be able to establish a perfect correlation between hedging instruments and the portfolio holdings (or other risks) being hedged. This imperfect correlation may prevent a Portfolio Fund or the Fund from achieving the intended hedge or expose the Portfolio Fund and the Fund to risk of loss. The successful utilization of hedging and risk management transactions requires skills complementary to those needed in the selection of the Portfolio Funds’ and the Fund’s portfolio holdings. Moreover, the Portfolio Fund Managers or the Fund’s Investment Manager may determine not to hedge against, or may not anticipate, certain risks and the portfolios will always be exposed to certain risks that are difficult to effectively hedge, such as counterparty risk.
The success of the hedging strategy of a Portfolio Fund and the Fund is subject to the Portfolio Fund Manager’s or the Fund’s Investment Manager’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolios being hedged. Because the risk characteristics of many securities change as markets change or time passes, the success of the Portfolio Fund’s and the Fund’s hedging strategy is also subject to the Portfolio Fund Manager’s ability to continually recalculate, readjust and execute hedges in an efficient and timely manner.

Trading in Securities and Other Investments That May Be Illiquid
. The Portfolio Funds or the Fund may invest in restricted or non-publicly
traded securities, securities on
non-U.S.
exchanges, securities that the Portfolio Funds and the Fund are contractually prohibited from disposing of, and securities for which no readily available market exists. These investments could prevent a Portfolio Fund or the Fund from liquidating unfavorable positions promptly and subject the Fund to substantial losses. Illiquid investments may also be distributed in-kind
to the Fund.
The valuation of certain illiquid financial instruments is inherently subjective and subject to increased risk that the information utilized to value the financial instrument or to create the price models may be inaccurate or subject to other error. Inaccurate valuations may, among other things, lead to inaccurate pricing of the Portfolio Funds and the Fund, prevent the Portfolio Funds and the Fund from effectively managing their investment portfolios and risks, result in the Portfolio Fund and the Fund exceeding certain investment guidelines, and cause the Fund to receive less than the full value of its investment upon its sale of Portfolio Fund or Fund interests. The value of the Portfolio Funds’ and the Fund’s portfolios may also be affected by changes in accounting standards, policies or practices.
Short Sales
. The Portfolio Funds and the Fund may make short sales of securities or maintain a short position. A short sale is effected by selling a security that a fund does not own, or if the fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is against the box to the extent that the fund contemporaneously owns or has the right to obtain securities identical to those sold. A short sale of a security involves the risk that, instead of declining, the price of the securities sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss; conversely, if the price declines, the fund will realize a capital gain. Although the fund’s gain is limited to the price at which it sold the security short, its potential loss is unlimited since there is a theoretically unlimited potential for the market price of equity securities of the security sold short to increase. Short sales may be used in some cases by the fund to defer the realization of gain or loss for U.S. federal income tax purposes on securities then owned by the fund.
Concentration of Portfolio Funds’ Investments
. Portfolio Fund Managers may create, or market conditions may result in, concentrated investment portfolios. Because most Portfolio Funds have the ability to concentrate their investments by investing an unlimited amount of their assets in a limited number of issuers, sectors, markets, industries, strategies, countries or geographic regions, the overall adverse impact on the Portfolio Fund, and correspondingly on the Fund, of adverse movements in the value of the securities of a single issuer, sector, market, industry, strategy, country or geographic region will be considerably greater than if the Portfolio Fund were not permitted to concentrate its investments to such an extent. By concentrating in a specific issuer, sector, market, industry, strategy, country or geographic region, a Portfolio Fund will be subject to the risks of that issuer, sector, market, industry, strategy, country or geographic region, such as rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market movements, and may be more susceptible to risks associated with a single economic, political or regulatory circumstance or event than a more diversified portfolio might be.
Volatility
. The Portfolio Funds will, and the Fund may, frequently be subject to substantial volatility, which could result from a number of causes. Some of the Portfolio Fund Managers selected by the Investment Manager may concentrate their portfolios by holding a relatively limited number of investments. Accordingly, the aggregate returns realized by the Fund may be adversely affected by a small number of investments. Furthermore, while the Investment Manager will generally allocate the Fund’s assets among Portfolio Fund Managers with differing styles and techniques, there are no fixed allocation percentages. There is the risk that a disproportionate share of the Fund’s assets may be committed to one or more strategies or techniques. The Investment Manager does not seek to manage the risk that different Portfolio Funds may invest in the same securities or may take substantial positions in the same sectors. This would result in less diversification than would be suggested by the number of Portfolio Fund Managers being employed. In addition, the use of leverage by the Fund or a Portfolio Fund will tend to increase its volatility.

The allocation of Fund assets to new or emerging Portfolio Fund Managers or Portfolio Fund Managers who utilize unique investment strategies or asset classes may subject the Fund to greater volatility due to the greater difficulty in assessing the track record or analyzing the investment strategy and relevant risks of those Portfolio Fund Managers than Portfolio Fund Managers with longer track records or more conventional strategies.
The allocation of Fund assets to Portfolio Fund Managers in response to particular market conditions could increase volatility and potential for loss if such market conditions continue to worsen or react in a manner not anticipated by the Investment Manager.
Portfolio Turnover.
Certain Portfolio Fund Managers or the Fund’s Investment Manager may invest and trade their portfolio securities on the basis of certain short-term market considerations. The turnover rate within these Portfolio Funds is expected to be significant, potentially involving substantial brokerage commissions and fees. Although the Investment Manager generally has no control over the rate of portfolio turnover resulting from a Portfolio Fund Manager’s trading activity, the Investment Manager’s allocation of Fund assets among Portfolio Funds may influence the portfolio turnover rates of the Portfolio Funds by causing the Portfolio Funds to purchase and sell portfolio securities.
Event Driven Investing.
The Portfolio Funds and/or the Fund may engage in event driven investing. Event driven investing requires the investor to make predictions about (i) the likelihood that an event will occur and (ii) the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as a Portfolio Fund Manager or the Fund’s Investment Manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring that promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Portfolio Funds or the Fund of the security in respect of which such distribution was made. The consummation of mergers and tender and exchange offers can be prevented or delayed by a variety of factors, including, among other reasons: (i) opposition of the management or stockholders of the target company, which will often result in litigation to enjoin the proposed transaction; (ii) intervention of a U.S. federal or state regulatory agency; (iii) efforts by the target company to pursue a “defensive” strategy, including a merger with, or a friendly tender offer by, a company other than the offeror; (iv) in the case of a merger, failure to obtain the necessary stockholder approvals; (v) market conditions resulting in material changes in securities prices; (vi) compliance with any applicable U.S. federal or state securities laws; and (vii) inability to obtain adequate financing. Because of the inherently speculative nature of event driven investing, the results of the Portfolio Funds’ and the Fund’s operations may be expected to fluctuate from period to period. Accordingly, investors should understand that the results of a particular period will not necessarily be indicative of results that may be expected in future periods.
Investments in Fixed-Income Securities.
The Portfolio Funds and the Fund may invest in debt or other fixed-income securities of U.S. and
non-U.S.
issuers of any duration or maturity. Fixed-income securities pay fixed, variable or floating rates of interest. The value of fixed-income securities in which the Portfolio Funds or the Fund invest will change in response to fluctuations in interest rates (
i.e.
, interest rate risk). In addition, the value of certain fixed-income securities can fluctuate in response to perceptions of creditworthiness, political stability or soundness of economic policies. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (
i.e.
, credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (
i.e.
, market risk).
High-Yield Securities.
There is no minimum credit standard that is a prerequisite to a Portfolio Fund’s or the Fund’s acquisition of any security. The Portfolio Funds and the Fund are permitted to invest in debt securities rated below investment grade, otherwise known as high-yield securities or “junk bonds.” The Portfolio Funds and the Fund may invest in particularly risky investments that also may offer the potential for correspondingly high returns. As a result, a Portfolio Fund or the Fund may lose all or substantially all of its investment in any particular instance, which would have an adverse effect on the Fund. Securities in which a Portfolio Fund or the Fund may invest may rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of whose debt securities may be secured by substantially all of the issuer’s assets. Moreover, a Portfolio Fund or the Fund may invest in securities that are not protected by financial covenants or limitations on additional indebtedness. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. It is possible that a Portfolio Fund or the Fund holds debt securities of different seniority in the same issuer. In the event of a bankruptcy or other restructuring of the issuer’s debt securities, it is possible that two Portfolio Funds may be adverse to one another, resulting in an adverse effect on the Fund’s net investment. These types of securities are generally less liquid than investment grade debt securities.
The Portfolio Funds and the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with these investments. (The Portfolio Funds and the Fund are not required to hedge, and may choose not to do so.) High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the issuer’s inability to meet timely interest and principal payments. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. It is possible that any economic downturn could adversely affect the ability of the issuers of high-yield securities to repay principal and pay interest thereon and increase the incidence of default of those securities. In addition, it is possible that an economic recession could disrupt severely the market for such securities.
Distressed Investments.
The Portfolio Funds and the Fund may invest in companies that are in poor financial condition, lack sufficient capital or that are involved in bankruptcy or reorganization proceedings. These securities and obligations often trade at a discount to the expected enterprise value that can be achieved through a restructuring but risk the possibility that no restructuring will occur, or will occur on terms less favorable than anticipated.
Typically, these transactions may be in publicly traded debentures, notes, bank loans, trade claims or other traded debt or preferred stock of companies in out-of-court
or Chapter 11 or other similar court-administered restructuring proceedings and similar judicial financial reorganizations and workouts. Debt obligations of distressed companies are typically unrated, lower-rated or close to default. Securities of distressed companies are generally more likely to experience significant losses (including a full loss of value) than the securities of more financially stable companies.
The limited research coverage, difficulty of financial analysis, legal complexities and weak institutional focus on workouts generally create substantial price differentials between market value and the likely future value. The value of positions in bankrupt companies or in workout situations generally depends on numerous and often unascertainable factors, such as the sale price of assets, the length of the bankruptcy proceeding or negotiations or the resolution of disputes between classes of creditors. Bankruptcy situations may be particularly complicated and may involve a high degree of uncertainty and market risk. Securities and other interests in these types of companies might have to be held for long periods of time.
Mortgage-Backed Securities (“MBS”) and Asset-Backed Securities (“ABS”).
The Portfolio Funds and the Fund may invest in securities that represent an interest in a pool of mortgages and credit card receivables or other types of ABS. The investment characteristics of MBS and ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying MBS and ABS often will depend on a variety of factors including the prevailing level of interest rates as well as economic, demographic, tax, social, legal and other factors. Generally, mortgage obligors tend to prepay their mortgages when prevailing mortgage rates fall below the interest rates on their mortgage loans.
The adverse effects of prepayments may impact Portfolio Funds and the Fund primarily in two ways. First, particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster actual or anticipated prepayments. Second, particular investments may underperform relative to hedges that the Portfolio Fund Managers or the Fund’s Investment Manager may have constructed for these investments, if any, resulting in a loss to Portfolio Funds and/or the Fund. In particular, prepayments (at par) may limit the potential upside of many MBS to their principal or par amounts, whereas their corresponding hedges often have the potential for unlimited loss.
The Portfolio Funds and the Fund also may invest in structured notes, variable-rate MBS and ABS, including adjustable-rate mortgage securities (“ARMs”), which are backed by mortgages with variable rates, and certain classes of collateralized mortgage obligation (“CMO”) derivatives, whereby the rate of interest payable varies with a designated rate or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. This introduces additional risk factors related to the movements in specific indices or interest rates that may be difficult or impossible to hedge, and that also interact in a complex fashion with prepayment risks. Investments in subordinated MBS and ABS involve greater risk of default than the senior classes of the issue or series. The Portfolio Funds and the Fund may also invest in interest-only pass-through securities, which experience greater yield variability relative to changes in prepayments.
Sub-Prime
Mortgage Market
. Certain real estate markets have gone through periods of substantial declines in prices and demand, most notably in the residential housing market. These periods have included rising delinquency rates in highly leveraged loans to weaker borrowers, specifically in the sub-prime
mortgage sector, that have caused rising rates of defaults on loans, resulting in losses for loan originators and certain sub-prime
lenders and instability in capital markets associated with securities that are linked to the sub-prime
mortgage market.
Zero Coupon and Deferred Interest Bonds
. The Portfolio Funds and the Fund may invest in zero coupon bonds and deferred interest bonds. Zero coupon bonds do not require the periodic payment of interest, and deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. These debt obligations are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations of the same maturity that provide for regular payments of interest.
When-Issued and Delayed Delivery Securities
. The Portfolio Funds and the Fund may purchase securities on a when-issued basis or may purchase or sell securities for delayed delivery, that is, for issuance or delivery at a stated price and yield to or by the purchaser later than the normal settlement date for such securities. The purchaser generally will not pay for such securities or start earning interest on them until they are received. When the purchaser undertakes a when-issued or delayed delivery obligation, however, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased on a when-issued or delayed delivery basis may result in the purchaser’s incurring a loss or missing an opportunity to make an investment. When-issued and delayed delivery purchase commitments could cause a Portfolio Fund’s or the Fund’s NAV per share to be more volatile.
A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Portfolio Fund’s or the Fund’s NAV. The purchaser may sell the right to acquire the security prior to delivery, which may result in a gain or loss.

Structured Arrangements
. The Fund may achieve exposure to Portfolio Funds through interests in special purpose vehicles, notes, preferred equity positions, participations in secondary purchases or other structured arrangements (“Structured Solutions”). Structured Solutions may be novel and untested. They also may not have been foreseen at the time the related Portfolio Fund was organized. In some circumstances, the Structured Solution may involve a participation agreement, swap or similar arrangement.
Derivative Instruments
. The Portfolio Funds and the Fund may enter into options, futures, forwards, swaps and other derivative instruments, such as credit derivatives. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance
by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. In addition, the Portfolio Funds and the Fund may, in the future, take advantage of opportunities with respect to certain other derivative instruments that are not presently contemplated for use or that are currently not available. Special risks may apply in the future that cannot be determined at this time. The regulatory and tax environment for derivative instruments in which the Portfolio Funds and the Fund may participate is evolving, and changes in the regulation or taxation of such financial instruments may have a material adverse effect on the Portfolio Funds and the Fund.
The prices of derivative instruments can be highly volatile. Price movements of derivative contracts in which the Portfolio Funds’ or the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, capital costs, the liquidity of the market for the referenced assets and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies and interest rate related futures and options. This type of intervention often is intended to directly influence prices and may, together with other factors, cause all of these markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Portfolio Funds and the Fund also are subject to the risk of the failure of any of the exchanges on which their positions trade or of their clearinghouses.
Derivatives contracts are subject to extensive regulation and these regulations may impose costs and operational constraints on Portfolio Funds and the Fund to the extent that they trade derivatives.
Rule
18f-4
under the Investment Company Act (“Rule
18f-4”)
regulates the ability of the Fund to enter into derivatives transactions and other leveraged transactions. Rule
18f-4
defines “derivatives transactions” to include, among other things, short sales, swaps, futures contracts, forward contracts, options (excluding purchased options), and similar instruments under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination. Unless a fund qualifies as a Limited Derivatives User (defined below), Rule
18f-4
requires the fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding the fund’s derivatives activities. In addition, Rule
18f-4
establishes limits on the derivatives transactions that a fund may enter into based on the value-at-risk
(“VaR”) of the fund, inclusive of derivatives. A fund will generally satisfy the limits under Rule
18f-4
if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or a fund’s own portfolio absent derivatives holdings, as determined by the fund’s derivatives risk manager.
A fund is not required to comply with the above requirements if it adopts and implements written policies and procedures reasonably designed to manage the fund’s derivatives risk and its derivatives exposure, exclusive of certain hedging transactions, does not exceed 10 percent of its net assets (as calculated in accordance with Rule
18f-4)
(a “Limited Derivatives User”). The Fund is currently classified as a Limited Derivatives User under Rule
18f-4.
Call Options
. The Portfolio Funds and the Fund may engage in call option transactions. There are risks associated with the sale and purchase of call options. The seller (writer) of a call option that is covered (
e.g.
, the writer holds the underlying security) bears the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option bears the risk of an unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option bears the risk of losing its entire investment in the call option.
Put Options.
The Portfolio Funds and the Fund may engage in put option transactions. There are risks associated with the sale and purchase of put options. The seller (writer) of a put option that is covered (
e.g.
, the writer has a short position in the underlying security) bears the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option bears the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option bears the risk of losing its entire investment in the put option.
Swaps Generally
. The Portfolio Funds and the Fund may invest in swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices, rates (
e.g.
, interest rates in the case of interest rate swaps or currency exchange rates in the case of currency swaps), or indices for a specified amount of an underlying asset (the “notional” principal amount). Generally, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Most swaps are entered into on a net basis (
i.e.
, the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing and are required to be executed through a regulated swap execution facility. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is intended to reduce counterparty credit risks and increase liquidity, but central clearing does not make swap transactions risk free. The SEC adopted similar execution and clearing requirements in respect of certain security-based swaps under its jurisdiction. Privately negotiated swap agreements are two-party
contracts entered into primarily by institutional investors and are not cleared through a third party, nor are these required to be executed on a regulated swap execution facility. In the case of interest rate swaps, a fund may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating-rate payments. The use of swaps subjects a fund to the risk of default by the counterparty. If there is a default by the counterparty to a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction. The Portfolio Funds and the Fund may also enter into currency swaps or other swaps that are similar to interest rate swaps but may be surrogates for other investments such as currency forwards or options.
Credit Default Swaps (“CDS”).
The Portfolio Funds and the Fund may invest in CDS. A CDS can be used to implement a Portfolio Fund Manager’s view that a particular credit, or group of credits, will experience credit improvement or credit deterioration. In the case of expected credit improvement, the Portfolio Funds or the Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Portfolio Funds or the Fund to make payment upon the occurrence of a credit event creates leveraged exposure to the credit risk of the reference entity. In the case of expected credit deterioration, the Portfolio Funds or the Fund may buy credit default protection; in such instance, the Portfolio Funds or the Fund will pay a premium.
Total Rate of Return (“TRR”) Swaps
. The Portfolio Funds and the Fund may engage in TRR swaps. TRR swaps are another form of derivative that the Portfolio Funds and the Fund may utilize in seeking to achieve their investment objectives. A TRR swap allows the total return receiver to receive all income and other distributions with respect to a specified notional amount of an asset as well as the change in market value of the asset (whether a security, index, interest rate, form of debt, currency or other asset) from the total return payer in return for paying a floating or fixed interest rate on the specified notional amount. The total return payer is synthetically short and the total return receiver is synthetically long in the asset. This may create a highly leveraged exposure to the underlying asset.
Interest Rate Swaps
. The Portfolio Funds and the Fund may enter into interest rate swaps. An interest rate swap is an agreement between two parties where one party agrees to pay a contractually stated fixed income stream, usually denoted as a fixed percentage of an underlying “notional” amount, in exchange for receiving a variable income stream, usually based on a reference rate such as the SOFR, and denoted as a percentage of the underlying notional amount. In the event that a fund enters into an interest rate swap and is paying a fixed amount, the fund will be exposed to the risks of a decrease in the variable interest rate and of consequently paying more than it is receiving. Alternatively, in the event that a fund is paying a fixed amount, the fund will be exposed to the risks of a decrease in the variable interest rate and of consequently paying more than it is receiving. Alternatively, in the event that a fund is paying a floating amount, the fund will be exposed to the risks of an increase in the variable interest rate and of consequently paying more than it is receiving. Unless there is a counterparty default, the risk of loss to a Portfolio Fund or the Fund from interest rate swap transactions is limited to the net amount of interest payments that the Portfolio Fund or the Fund is contractually obligated to make. If the counterparty to an interest rate swap transaction defaults, the Portfolio Fund’s or the Fund’s risk of loss consists of the net amount of interest payments that the Portfolio Fund or the Fund contractually is entitled to receive. Interest rate swaps may also be used by the Portfolio Funds and the Fund to leverage its investments by creating positions that are functionally similar to purchasing a municipal or other fixed-income security but may only require payments to a swap counterparty under certain circumstances, to increase (or decrease) its effective maturity and duration, for yield curve positioning, or to gain exposure to rates in various countries. The Portfolio Funds and the Fund may take positions in interest rate swaps for hedging purposes or in seeking to enhance income.
Variance and Correlation Swaps.
The Portfolio Funds and the Fund may enter into variance or correlation swaps. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between a stated level of variance and the actual variance of an underlying asset or index. “Variance” for this purpose is often defined as the sum of the square of the returns on the reference asset or index over the length of the contract term (which in effect is a measure of the volatility of the asset or index). The parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility. Correlation swaps are contracts in which two parties agree to exchange cash payments based on the differences between the stated and the actual correlation of the underlying securities within a given index. “Correlation” is often defined as the weighted average of the correlations between the daily returns of each pair of securities within a given index. If two assets are closely correlated, it means that their daily returns vary in similar proportions or along similar trajectories.
Futures Contracts and Options on Futures Contracts
. The Portfolio Funds and the Fund may purchase or sell futures contracts and options thereon, among other things, to permit the Portfolio Funds and the Fund to increase (or decrease) their effective maturity and duration, for yield curve positioning, to gain exposure to rates in various countries, and to hedge against changes in interest rates, the price of securities (through index futures or options) or the value of currencies. The Portfolio Funds and the Funds may also take positions in futures contracts seeking to enhance income. A futures contract is a standardized, exchange-traded agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. A “sale” of a futures contract means the incurring of a contractual obligation to deliver the securities, commodities or other assets called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the incurring of a contractual obligation to acquire the assets called for by the contract at a specific price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery on an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract (“current contract value”) and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made. Options on futures contracts are rights to either buy or sell a particular futures contract during a specified period of time. If the price of the underlying futures contract does not become such that it would be advantageous to exercise an option during the life of such option, the option will expire valueless, resulting in a complete loss of the premium. However, the purchaser of an option may lose no more than the amount of the option premium.
In the futures markets, margin deposits are less than the notional value of the exposure represented by the futures contracts purchased or sold. In the forward, currency and certain other derivatives markets, margin deposits may be even lower or may not be required at all. Such low margin deposits are indicative of the fact that any trading in these markets typically is accompanied by a high degree of leverage. Low margin deposits mean that a relatively small adverse price movement in a futures or forward contract may result in immediate and substantial losses to the investor. For example, if at the time of investment 10% of the price of a futures contract is deposited as margin, a 10% decrease in the price of the futures contract would, if the contract is then closed out, result in a total loss of the margin deposit before any deduction for the brokerage commission. Thus, like other leveraged investments, any purchase or sale of a futures, forward or other commodity contract may result in losses in excess of the amount invested.
In addition to the risks associated with trading in futures and options on futures that arise from the leverage and volatility associated with such investments, futures positions may be illiquid because certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a particular futures contract has increased or decreased by an amount equal to the daily limit, positions in that contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. This could prevent the Portfolio Fund Managers and the Fund’s Investment Manager from promptly liquidating unfavorable positions and subject the Portfolio Funds and the Fund to substantial losses. In addition, the Portfolio Fund Managers and the Fund’s Investment Manager may not be able to execute futures contract trades at favorable prices if little trading in the contracts involved is taking place. It also is possible that an exchange or the Commodity Futures Trading Commission (“CFTC”) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only.
“Position limits” imposed by various regulators, particularly the CFTC, may limit the Portfolio Funds’ ability to effect desired trades in commodity derivatives. Position limits are the maximum amounts of gross, net long or net short positions that any one person or entity may own or control in a particular financial instrument. It is possible that different accounts managed by the Portfolio Fund Managers will be aggregated for purposes of determining position limits. If at any time positions managed by a Portfolio Fund Manager were to exceed applicable position limits, the Portfolio Fund Manager would be required to liquidate positions, which might include positions of a Portfolio Fund.
Forward Contracts
. The Portfolio Funds and the Fund may enter into forward contracts that are not traded on exchanges and are generally not regulated. A forward contract is an agreement that obligates one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or tangible asset to an agreed-upon location (rather than settled by cash) or is rolled forward into a new forward contract or, in the case of a non-deliverable
forward, by a cash payment at maturity. There are no limitations on daily price moves of forward contracts. Banks and other dealers with whom the Portfolio Funds or the Fund may maintain accounts may require the Portfolio Funds or the Fund to deposit margin with respect to such trading, although margin requirements are often minimal. The Portfolio Funds’ and the Fund’s counterparties are not required to continue to make markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than that which the Portfolio Fund Managers and the Fund’s Investment Manager would otherwise recommend, to the possible detriment of the Portfolio Funds and the Fund.
Investments in Real Assets
. The Fund may make investments in Portfolio Funds, normally in the form of PFICs, that directly and indirectly invest in real assets. Real assets generally consist of real estate, natural resources and commodities, and infrastructure assets. Investments in real assets involve a substantial degree of risk, including significant financial, operating and competitive risks. Frequently, real estate and other real asset investments involve the use of substantial leverage (or borrowed money), which will increase the exposure of such assets to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss. Also, real asset investments involve exposure to business cycles, local economic conditions and other factors that may not be present with other types of investments.
Small Capitalization, Recently Organized Companies and Initial Public Offerings
. From time to time, a portion of the Portfolio Funds’ or the Fund’s assets may be exposed, long and short, to securities of small capitalization companies and recently organized companies. Historically, such securities have been more volatile in price than those of larger capitalized, more established companies. The securities of small capitalization and recently organized companies pose greater investment risks because these companies may have limited product lines, distribution channels and financial and managerial resources. Further, there is often less publicly available information concerning such companies than for larger, more established businesses. The equity securities of small capitalization companies are often traded over-the-counter
or on regional exchanges and may not be traded in the volumes typical on a national securities exchange. Consequently, the Portfolio Funds may be required to dispose of such securities over a longer (and potentially less favorable) period of time than is required to dispose of the securities of larger, more established companies.
The Portfolio Funds or the Fund may purchase securities of companies in initial public offerings (“IPOs”) or shortly thereafter. Companies offering stock in IPOs may be small capitalization or recently organized companies and may therefore involve the risks discussed in the preceding paragraph. In addition to such risks and those associated with equity securities generally, IPO securities may be subject to additional risk due to one or more factors such as the absence of a prior public market, unseasoned trading in the securities, the small number of securities available for trading, the lack of investor knowledge of the company, the lack of an operating history of the company, dependence of the company on key personnel, suppliers or a limited number of customers and other factors. These factors may cause IPO shares to be volatile in price. While a Portfolio Fund or the Fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a dramatic impact on a Portfolio Fund’s or the Fund’s performance (higher or lower) if the Portfolio Fund’s or the Fund’s assets are relatively low. After securities are offered in an IPO, the prices at which such securities trade may be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic or operational reasons.
SPACs.
The Fund may invest in stock, warrants, rights and other interests issued by SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally
1-2
months), the rights and warrants may be separated from the common stock at the election of the holder, after which the common stock, rights and warrants become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. Government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless or may be repurchased or retired by the SPAC at an unfavorable price.

Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the securities issued by a SPAC, which are typically traded in the over-the-counter
market, may be considered illiquid and/or be subject to restrictions on resale.
SPACs often have
pre-determined
time frames to make an acquisition (typically two years). In addition, as the number of SPACs grows, there is greater competition among SPACs and traditional purchasers of companies. These factors further increase the likelihood that SPAC sponsors may be incentivized to consummate acquisitions or mergers at less attractive valuations, as well as the risk the SPACs cannot successfully complete business combinations.
An investment in a SPAC is subject to a variety of risks in addition to those described above, including that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security’s value; and the values of investments in SPACs may be highly volatile and may depreciate significantly over time.
Non-U.S.
Investments
. The Portfolio Funds or the Fund may invest in securities of
non-U.S.
companies and
non-U.S.
countries. Investing in securities of
non-U.S.
companies which are generally denominated in foreign currencies, and utilization of derivative investment products denominated in, or the value of which is dependent upon movements in the relative value of, a foreign currency, involve certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include changes in exchange rates and exchange control regulations, imposition of sanctions or capital controls, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than are generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.
There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign issuers are subject to accounting and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statement been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules in some of the countries in which the Fund may invest require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information is publicly available about certain
non-U.S.
issuers than is available about U.S. issuers. In certain instances, issuers of securities in foreign jurisdictions are owned or controlled directly or indirectly by governmental authorities or military organizations. Securities of such issuers present risks in addition to general market risks of investing in the jurisdiction or country or region. These risks include political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, economic sanctions, trade embargos, cancellation of investors’ interests, and confiscatory taxation, which could adversely affect the performance of the issuers and the value of the securities in which a Fund has invested.
It is contemplated that foreign securities will be purchased in OTC markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign securities markets are generally not as developed or efficient as those in the United States and may close for extended periods or for local holidays. While growing in volume, such markets usually have substantially less volume than the United States securities markets, and securities of some foreign companies are more difficult to trade or dispose of and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.
Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups and regional and global conflicts, have occurred in the past in countries in which a Fund may invest and could adversely affect a Fund’s assets should these conditions or events recur.
Geopolitical conflicts, military conflicts and wars may result in market disruptions in the affected regions and globally. Russia’s large-scale invasion of Ukraine and the wars involving Israel, Iran and other countries in the Middle East, and responses to such conflicts by governments and intergovernmental organizations have resulted, and may continue to result, in market disruptions. Future market disruptions as a result of these conflicts are impossible to predict, but could be significant and have a severe adverse effect on the regions and beyond, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. The Chinese government is involved in a longstanding dispute with Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region, adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.
The imposition of, or an increase in, tariffs or trade restrictions between the U.S. and foreign countries, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economies of the U.S. and foreign countries. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries.
Foreign investment in the securities of companies in certain countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude Fund investment in certain foreign securities and increase the costs and expenses of a fund. Certain countries in which the fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Certain countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances.
Income from certain investments held by a fund could be reduced by foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance. A fund’s NAV may also be affected by changes in the rates or methods of taxation applicable to that fund or to entities in which that fund has invested. The Investment Manager can provide no assurance that the tax treatment of investments held by the fund will not be subject to change. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the fund.
The Portfolio Funds and the Fund may trade futures, options and forward contracts on commodity exchanges and markets located outside the United States where CFTC regulations do not apply. In contrast to U.S. exchanges, some
non-U.S.
exchanges are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a commodity contract and not of an exchange or clearing corporation. In such a case, the Portfolio Funds and the Fund are subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts. In addition, the trading of forward contracts on certain
non-U.S.
commodity exchanges may be subject to price fluctuation limits.
Non-U.S.
futures transactions involve executing and clearing trades on a
non-U.S.
exchange. This is the case even if the
non-U.S.
exchange is formally “linked” to a U.S. exchange, whereby a trade executed on one exchange liquidates or establishes a position on the other exchange. No U.S. organization regulates the activities of a
non-U.S.
exchange, including the execution, delivery and clearing of transactions on such an exchange, and no U.S. regulator has the power to compel enforcement of the rules of the
non-U.S.
exchange or the laws of
non-U.S.
jurisdictions. Moreover, such laws or regulations will vary depending on the jurisdiction in which the transaction occurs. For these reasons, Portfolio Funds which trade on
non-U.S.
exchanges may not be afforded certain of the protections that apply to U.S. commodity futures transactions, including the right to use alternative dispute resolution procedures. In addition, funds received from Portfolio Funds to margin
non-U.S.
futures transactions may not provide the same protections as funds received to margin futures transactions on U.S. exchanges.
Non-U.S.
Currency Exchange
. The Portfolio Funds or the Fund may engage in
non-U.S.
currency exchange rate transactions. Currency exchange rates have been volatile in the past and may fluctuate significantly over short periods of time, causing a Portfolio Fund’s or the Fund’s NAV to fluctuate. The combination of volatility and leverage gives rise to the possibility of large profit and large loss. In addition, there is counterparty risk because currency trading is done on a principal to principal basis.
Currency
. The Portfolio Funds or the Fund may invest a portion of its assets in instruments denominated in currencies other than the U.S. Dollar, the prices of which are determined with reference to currencies other than the U.S. Dollar. Investing in and exposure to foreign currencies involve special risks and considerations. A fund that invests some portion of its assets in securities denominated in, and receives revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments.
The Portfolio Funds and the Fund, however, generally value their securities and other assets in U.S. Dollars. To the extent unhedged, the value of the Fund’s or a Portfolio Fund’s assets will fluctuate with U.S. Dollar exchange rates as well as with the price changes of the Portfolio Fund’s and the Fund’s investments in the various local markets and currencies. Thus, an increase in the value of the U.S. Dollar compared to the value of other currencies in which the Portfolio Fund and the Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of the Portfolio Fund’s and the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. Dollar will have the opposite effect on the Fund’s or a Portfolio Fund’s
non-U.S.
Dollar securities. The Portfolio Funds and the Fund also may utilize financial instruments such as currency options and forward contracts (either physically or cash settled) to hedge currency fluctuations, but there can be no assurance that such hedging transactions (if implemented) will be effective.

Currency options and cash-settled forwards are regulated as swaps and currency forwards are treated as exempt swaps. As such, the transactions are subject to documentation, trade reporting and “business conduct” requirements, which involve provision of information about the Portfolio Fund or the Fund to its counterparty. In the future, currency options and cash-settled currency forwards are expected to become subject to mandatory margining and central clearing and trading on a regulated platform for designated liquid contracts. These requirements together with increased fees charged by derivatives counterparties and intermediaries reflecting the significantly higher capital charges to which they are now subject are expected to increase the costs of hedging currency risk or trading for other purposes in these instruments.
Certain Portfolio Funds or the Fund may receive a portion of their income and gains in currencies other than the U.S. Dollar. A reduction in the value of these other currencies relative to the U.S. Dollar prior to conversion into U.S. Dollars, as applicable, would adversely affect the NAV of the Portfolio Fund or the Fund and correspondingly the NAV of the Fund. Many Portfolio Funds may elect not to hedge currency risks.
Emerging Markets Risk.
The risks of
non-U.S.
investments are greater for investments in or exposed to emerging markets. Emerging markets are generally located in countries that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. There are approximately 100 countries identified by the World Bank as Low Income, Lower Middle Income and Upper Middle Income countries that are generally regarded as emerging markets. Emerging market countries that the Investment Manager currently considers for investment include:

Argentina	Hungary	Philippines
Bangladesh	India	Poland
Belize	Indonesia	Qatar
Brazil	Iraq	Saudi Arabia
Bulgaria	Ivory Coast	Senegal
Chile	Jamaica	Serbia
China	Jordan	South Africa
Colombia	Kazakhstan	South Korea
Croatia	Kenya	Sri Lanka
Czech Republic	Lebanon	Taiwan
Dominican Republic	Lithuania	Thailand
Ecuador	Malaysia	Turkey
Egypt	Mexico	Ukraine
El Salvador	Mongolia	United Arab Emirates
Gabon	Nigeria	Uruguay
Georgia	Pakistan	Venezuela
Ghana	Panama	Vietnam
Greece	Peru
Countries may be added to or removed from this list at any time.
Investing in emerging market securities involves risks different from, and greater than, risks of investing in domestic securities or in the securities of issuers domiciled in developed foreign countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and the imposition of capital controls, which may restrict a fund’s ability to repatriate investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in securities denominated in or traded in these currencies by a fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: increased potential for market manipulation; greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; less developed legal systems with fewer security holder rights and practical remedies to pursue claims, including class actions or fraud claims; the limited ability of U.S. authorities to bring and enforce actions against
non-U.S.
companies and
non-U.S.
persons; and differences in the nature and quality of financial information, including (i) auditing and financial reporting standards, which may result in unavailability or unreliability of material information about issuers and (ii) the risk that the Public Company Accounting Oversight Board (“PCAOB”) may not be able to inspect audit practices and work conducted by PCAOB-registered audit firms in certain emerging market countries, such as China. Thus there can be no assurance that the quality of financial reporting or the audits conducted by such audit firms of U.S.-listed emerging market companies meet PCAOB standards. Furthermore, in December 2021, the SEC finalized rules to implement the Holding Foreign Companies Accountable Act, which prohibits the trading of securities of foreign issuers (including those based in China) on a national securities exchange or through any other method regulated by the SEC (including through over-the-counter
trading) if the PCAOB is unable to inspect the work papers of the auditors of such companies for three years. To the extent a fund invests in the securities of a company whose securities become subject to such a trading prohibition, the fund’s ability to transact in such securities, and the liquidity of the securities, as well as their market price, would likely be adversely affected. The fund would also have to seek other markets in which to transact in such securities, which could increase the fund’s costs. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.
Frontier market countries generally have smaller, less diverse economies and even less developed capital markets and legal, regulatory, and political systems than traditional emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market risks include the potential for extreme price volatility and illiquidity—economic or political instability may cause larger price changes in frontier market securities than in securities of issuers located in more developed markets. The risks of investing in frontier market countries may also be magnified by: government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, impaired or limited access to issuer information and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. The actions of a relatively few major investors in these markets are more likely to result in significant changes in local stock prices and the value of fund shares. The risk also exists that an emergency situation may arise in one or more frontier market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for investments in such markets may not be readily available. All of these factors can make investing in frontier markets riskier than investing in more developed emerging markets or other foreign markets.
The issuers of some emerging market securities, such as banks and other financial institutions, may be subject to less stringent regulations than would be the case for issuers in developed countries and therefore potentially carry greater risk. Custodial expenses for a portfolio of emerging market securities generally are higher than for a portfolio of securities of issuers based in developed countries.
Investments in China.
Risks of a Portfolio Fund’s or the Fund’s investments in securities of companies economically tied to China may include the volatility of the Chinese securities markets; the Chinese economy’s heavy dependence on exports, which may decrease, sometimes significantly, when the world economy weakens; the continuing importance of the role of the Chinese Government, which may take legal or regulatory actions that affect the contractual arrangements of a company or economic and market practices, and cause the value of the securities of an issuer held by the Portfolio Funds or the Fund to decrease significantly; and political unrest. In addition, a Portfolio Fund’s or the Fund’s investments in China include investments in companies owned or controlled directly or indirectly by the central, provincial or municipal governments of the People’s Republic of China or by the People’s Liberation Army (the military arm of the Chinese Communist Party) involve risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, economic sanctions, trade embargos, cancellation of investors’ interests, or confiscatory taxation could adversely affect the performance of such companies and therefore the value of investments by the Portfolio Fund or the Fund in securities of those companies. While the Chinese economy has grown rapidly in recent years, the rate of growth has generally been declining, and there can be no assurance that China’s economy will continue to grow in the future. In addition, trade disputes between China and its trading counterparties, including the United States, have arisen and may continue to arise. Such disputes have resulted in trade tariffs and may potentially result in future trade tariffs, as well as embargoes, trade limitations, trade wars and other negative consequences. These consequences could trigger, among other things, a substantial reduction in international trade and adverse effects on, and potential failure of, individual companies and/or large segments of China’s export industry, which could have potentially significant negative effects on the Chinese economy as well as the global economy. U.S. or other sanctions imposed on the Chinese Government or certain Chinese companies may adversely impact the Chinese economy and Chinese issuers in which the Portfolio Fund or the Fund invests, and may prohibit the Portfolio Fund or Fund from investing, or limit the Portfolio Fund’s or Fund’s ability to invest, in securities of certain Chinese issuers or require the Portfolio Fund’s or the Fund’s sale of such securities, potentially on an accelerated schedule or at disadvantageous prices. Risks of investments in companies based in Hong Kong, a special administrative region of China, include heavy reliance on the Chinese economy, plus regional Asian and global economies such as the U.S. economy, which makes these investments vulnerable to changes in these economies, and political unrest. These and related factors may result in adverse effects on investments in China and Hong Kong and have a negative impact on the Portfolio Fund’s or the Fund’s performance. In addition, China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion; Taiwan-based companies and individuals are significant investors in China. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region, adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.
U.S. Economic Trading Partners
. The United States is a significant, and in some cases the most significant, trading partner of, or foreign investor in, certain countries in which the Fund may invest. Consequently, the economic conditions in such foreign countries may be impacted by changes in the U.S. economy. A decrease in U.S. imports or exports, changes in trade and financial regulations or tariffs, fluctuations in exchange rates or an economic slowdown in the United States may have material adverse effects on a foreign country’s economic conditions and, as a result, securities to which the Fund has exposure.
Circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government debt, such as reaching the legislative “debt ceiling.” Such non-payment
would likely have negative impacts on the U.S. economy and the global financial system.
There are strained relations between the United States and certain foreign countries, including traditional allies (such as certain European countries) and historical adversaries (such as North Korea, Iran, China and Russia). If these relations were to worsen, such change could adversely affect U.S. issuers and
non-U.S.
issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, there may be an adverse impact on the U.S. economy and issuers in which the Fund may invest.
Repurchase Agreements.
Repurchase agreements are transactions in which a purchaser purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Normally, custody of the underlying obligations prior to their repurchase is maintained by the purchaser, either through its regular custodian or through a special
“tri-party”
custodian or
sub-custodian
that maintains separate accounts for both the purchaser and its counterparty. The obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.
Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the purchaser may suffer delays, costs and possible losses in connection with the disposition of collateral.
Reverse Repurchase Agreements.
Reverse repurchase agreements involve the sale of securities held by a person subject to the person’s agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest.
A reverse repurchase agreement has the same economic effect as borrowing money and therefore gives rise to leverage risk. Reverse repurchase agreements also involve the risk that the buyer of the securities sold might be unable to deliver them when the selling investor seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the seller’s obligation to repurchase the securities, and the seller’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Investments in Undervalued Securities.
The Portfolio Funds or the Fund may make certain investments in securities that the Portfolio Fund Managers or the Fund’s Investment Manager believe to be undervalued; however, there are no assurances that the securities purchased will in fact be undervalued. In addition, the Portfolio Funds or the Fund may be required to hold such securities for a substantial period of time before realizing their anticipated value and such securities may never appreciate to the level anticipated by the Portfolio Fund Managers or the Fund’s Investment Manager. During this period, a portion of a Portfolio Fund’s or the Fund’s funds would be committed to the securities purchased, thus possibly preventing the Portfolio Fund or the Fund from investing in other opportunities. Further, a Portfolio Fund or the Fund may finance those purchases with borrowed funds and thus have to pay interest on the funds during the waiting period, possibly without realizing any return on the investment.
Quantitative Investment Risk.
Portfolio Fund Managers will typically use quantitative investment models to varying degrees in making investment decisions. The success of a Portfolio Fund Manager’s quantitative investment models is heavily dependent on the mathematical models used by the Portfolio Fund Manager. A Portfolio Fund Manager may select models that are not well suited to prevailing market conditions. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual events specific to particular corporations, or major events external to the operations of markets, cause extreme market moves that are inconsistent with the historical correlation and volatility structure of the market. Models also may have hidden biases or exposure to broad structural or sentiment shifts. Finally, the effectiveness of such models tends to deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models.

Certain Risks Related To Portfolio Fund Operations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Risks Related to Portfolio Fund Operations
Gates, Suspensions and Redemption Fees.
Under the terms of the governing documents of the Portfolio Funds, the ability of the Fund to withdraw any amount invested therein may be subject to certain restrictions and conditions, including restrictions on withdrawals for an initial period, restrictions on the amount of withdrawals and the frequency with which withdrawals can be made and investment minimums which must be maintained. Additionally, the Portfolio Funds typically reserve the right to reduce (“gate”) or suspend withdrawals and to satisfy withdrawals by making distributions in-kind,
under certain circumstances. There will normally be no secondary market for trading Portfolio Fund shares.
Events in the world financial markets may materially adversely affect the Portfolio Funds, potentially limiting the Fund’s ability to fully exercise its withdrawal rights with regard to Portfolio Funds due to “gates,” suspensions and distributions in kind. Additionally, in some cases, Portfolio Fund Managers may also suspend the determination of the NAV of all or a portion of their portfolios. The absence of such valuations will make it more difficult for the Fund to accurately value its portfolio.
Multiple Levels of Compensation, Fees and Other Expenses.
Both the Fund and the Portfolio Funds impose investment management fees or other forms of compensation. In addition to the fees and expenses of the Fund, shareholders will indirectly bear the Fund’s proportionate share of the asset-based and performance-based fees and other expenses of the Portfolio Funds. The asset-based fees of the Portfolio Funds generally are expected to be up to 3% of the Fund’s investment in any Portfolio Fund, and the performance-based fees of the Portfolio Funds generally are expected to be up to 30% of any net profits earned on that investment.
Performance-based compensation arrangements give rise to certain conflicts of interest, including the incentive for Portfolio Fund Managers to make investments that are riskier or more speculative than would be the case if such arrangements were not in effect. In addition, because performance-based compensation is calculated on a basis that includes unrealized appreciation of the Portfolio Fund’s assets, this performance-based compensation may be greater than if such compensation were based solely on realized gains. Portfolio Fund Managers generally receive incentive compensation based on the performance of their portfolios. Therefore, it is possible that certain Portfolio Fund Managers may receive incentive compensation, even though the Fund, as a whole, does not have net capital appreciation.
Capacity Limitations of External Managers.
Portfolio Fund Managers may place limitations on the amount of, or number of persons whose, money they will manage. In addition, new rules and regulations may result in additional limitations or restrictions being placed by Portfolio Fund Managers on the types of investors or assets that a Portfolio Fund may accept. These restrictions or limitations could prevent the Investment Manager from allocating Fund assets to certain Portfolio Fund Managers and Portfolio Funds with which the Investment Manager would otherwise choose to invest. Furthermore, to the extent consistent with the Investment Manager’s allocation procedures and applicable law, the Investment Manager has discretion in making allocation decisions among Portfolio Funds, particularly when capacity is constrained. For example, allocations may be implemented to avoid small allocations or to increase existing below-target allocations before building new positions, resulting in the Fund receiving a reduced allocation, or no allocation, to particular Portfolio Funds. If the Investment Manager’s ability to make allocations to a Portfolio Fund Manager or Portfolio Fund is limited or restricted, the Fund’s investment objective, and thus its returns, could be negatively affected.
Reliance on Key Individuals.
The success of a particular Portfolio Fund is dependent on the expertise of its Portfolio Fund Manager. Certain Portfolio Fund Managers may have only one or a limited number of key individuals responsible for managing Portfolio Funds. The loss of one or more key individuals from a Portfolio Fund Manager could have a materially adverse effect on the performance of a Portfolio Fund, which could adversely affect the performance of the Fund.
Risk Management Activities.
The Investment Manager attempts to measure and monitor risks of the Portfolio Funds. The Investment Manager has engaged an outside firm to assist in conducting operational due diligence on the Portfolio Funds, and Portfolio Funds’ investments, in which the Fund invests. The amount and quality of the Investment Manager’s risk due diligence, measurement and monitoring depends on its access, if any, to information regarding the Portfolio Funds’ investments and the risk management systems of the Portfolio

Fund Managers. This information will not typically be publicly available and there is no assurance that the Portfolio Fund Managers will give the Investment Manager access to this data. When this information is unavailable, estimates of risk will be made. Efforts to measure and reduce risk may not be successful.
Use of Multiple Portfolio Fund Managers.
Portfolio Fund Managers have varying levels of skills and experience and their principals may employ trading methods, policies and strategies that differ from those of other Portfolio Fund Managers. No assurance can be given that the collective performance of the Portfolio Fund Managers will result in profitable returns or avoid losses for the Fund as a whole. Positive performance achieved by one or more Portfolio Fund Managers may be neutralized by negative performance experienced by other Portfolio Fund Managers.
New Portfolio Fund Managers.
The Fund may invest in Portfolio Funds that are managed by investment managers that have not managed Portfolio Funds for a substantial period of time (“New Managers”). The previous experience of New Managers is typically in trading proprietary accounts of financial institutions or managing unhedged accounts of institutional money managers or other investment firms. Because New Managers may not have direct experience managing Portfolio Funds, and there is generally less information available on which the Investment Manager can base an opinion of such New Managers’ investment and management expertise, investments with New Managers may be subject to greater risk and uncertainty than investments with more experienced Portfolio Fund Managers.
As Portfolio Funds that are managed by New Managers generally will be in an early stage of formation or operation, this can pose a number of operational and other issues. For example, in its early stages the New Manager may lack adequate business acumen to operate its business or have little capital available to cover expenses and, accordingly, may have difficulty attracting qualified personnel. New Managers may face competition from other investment funds, which may be more established, have a larger number of qualified management and technical personnel and benefit from a larger capital base.
Absence of Regulation Concerning Portfolio Fund Managers and Portfolio Funds.
It is generally expected that the Portfolio Funds will not be registered as investment companies under the Investment Company Act, and will not be subject to the protections provided by the Investment Company Act, such as requirements for independent board members, restrictions on transactions with affiliates, and limitations on fund borrowings and leverage. Certain Portfolio Fund Managers may not be required to register as investment advisers under the Advisers Act. Also, Portfolio Fund Managers that operate outside of the United States may be registered with their local regulator, but not subject to a comprehensive or effective regulatory scheme. As a result, Portfolio Fund Managers may or may not be subject to a wide range of laws and regulatory oversight and the protections available to the Fund as an investor in Portfolio Funds will correspondingly vary. Similarly, certain investments in funds and accounts formed and operated outside the United States may not be subject to comprehensive government regulation. The Portfolio Fund Managers may not be covered by insurance or by fidelity bonding. Moreover, the Fund generally will have no control over the selection of the custodians of the assets of such Portfolio Funds, which also may be subject to a varied degree of government supervision or regulation.
Ownership of Underlying Investments.
When deciding whether to invest or continue investing in a Portfolio Fund, the Investment Manager does not independently verify the ownership status of the assets of the Portfolio Fund. Instead, the Investment Manager relies on statements and other financial information provided to it by the Portfolio Fund or its service providers. In the event that a Portfolio Fund does not own, or there is a defect in the ownership of, the underlying investments, this could result in significant losses for the Fund.
Offsetting Positions and Duplicate Transaction Costs.
The Portfolio Fund Managers generally invest wholly independently of each other and may, at times, hold economically offsetting positions. To the extent that the Portfolio Funds do, in fact, hold offsetting positions, the Fund will incur the expenses of investing in the Portfolio Funds without realizing any net investment benefit.

Third-Party Use of Publicly Available Information or Similar Trading Strategies.
Certain positions and the prices and terms of certain transactions undertaken by Portfolio Fund Managers may be required to be made publicly available. Because trades made by Portfolio Fund Managers may be based (in whole or in part) upon quantitative trading methods or other proprietary information, there is a risk that market participants may seek to reverse engineer the trading strategies implemented by those Portfolio Fund Managers using data required to be made publicly available. The use of similar trading strategies by other persons may have a material adverse effect on the assets managed by the Portfolio Fund Managers, and, consequently, the Fund.
Disposition of Portfolio Funds.
If the Fund wishes to transfer Portfolio Fund shares to a third party, the Fund may be required to make representations about the business and financial affairs of the relevant investment typical of those made in connection with the sale of any security or business. The Fund may also be required to indemnify the purchasers of such investment to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which ultimately may have to be funded by the Fund.
Indemnification, Withdrawal Adjustments, Clawbacks and Other Potential Legal Obligations with Respect to Proceeds Received from Portfolio Funds.
Subsequent to its withdrawal from a Portfolio Fund, the Fund may have indemnification or reimbursement obligations to a Portfolio Fund that survive beyond its withdrawal and exceed any unpaid holdback that relate to the period during which the Fund was invested in the Portfolio Fund (or with respect to a partial withdrawal, that portion that has been withdrawn). A reimbursement obligation could arise or be asserted, or an agreement or compromise reached, for example, based on the terms of the governing documents of the Portfolio Fund, applicable law, litigation or other less formal dispute resolution processes (each, a “Reimbursement Claim”). The Fund also may be subject to a Reimbursement Claim if the governing documents of a Portfolio Fund require that the Fund be subject to a “clawback” in the event of an overpayment of withdrawal proceeds or as a result of bankruptcy proceedings involving a Portfolio Fund.
It is likely that the legal, contractual and other authority relevant to any Reimbursement Claim will be uncertain and require the Fund, together with legal counsel, to evaluate any Reimbursement Claim and determine a course of action in a manner it considers in the best interests of the Fund. Such an evaluation may be time consuming and expensive for the Fund and the Investment Manager.
Certain Portfolio Funds may hold illiquid or hard to value assets in “side pockets,” which are sub-accounts within the Portfolio Funds established to segregate such assets until some type of realization event occurs. Assets held in side pockets generally have limited liquidity and may remain illiquid for significantly longer periods than the Portfolio Fund’s other investments. As a result, if the Fund seeks to liquidate its investment in a Portfolio Fund that maintains these side pockets, a portion of the redemption proceeds may be delayed until the side pocket is liquidated or deemed liquid by the Portfolio Fund, which will restrict the Fund’s ability to withdraw its assets from the Portfolio Fund and limit the Fund’s ability to repurchase its interests.
In-Kind
Redemptions.
Portfolio Funds may permit or require that redemptions of interests be made in kind. Upon its redemption of all or a portion of its interest in a Portfolio Fund, the Fund may receive securities that are illiquid or difficult to value. In such a case, the Investment Manager would seek to cause the Fund to dispose of these securities in a manner that is in the Fund’s best interests.

Certain Regulatory Legal And Operational Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Certain Regulatory, Legal and Operational Risks
Business and Regulatory Risks of Hedge Funds.
The financial services industry generally, and the activities of hedge funds and their managers in particular, have been subject to intense and increasing regulatory scrutiny. Such scrutiny may increase the Fund’s and the Portfolio Funds’ exposure to potential liabilities and to legal, compliance and other related costs. Increased regulatory oversight may also impose additional administrative requirements on the Portfolio Fund Managers, including, without limitation, responding to examinations and investigations, implementing new policies and procedures and complying with recordkeeping and reporting obligations. Such requirements may divert the Portfolio Fund Managers’ time, attention and resources from portfolio management activities.

The Fund, the Investment Manager, or any Portfolio Fund or Portfolio Fund Manager may in the future be subject to regulatory review or discipline. In addition, it is likely that changes in legislation, rules and regulations applicable to the Investment Manager, the Portfolio Fund Managers, the Portfolio Funds and/or their underlying investments will have consequences for each of them, some of which may be materially adverse.
As a result of regulatory changes, swaps are characterized as commodity interests and, as a result, when traded by a fund subject the adviser or other operator of the fund to registration as a commodity pool operator (“CPO”) under the Commodity Exchange Act (the “CEA”). While Portfolio Funds may be able to claim an exclusion from registration for their operators under CFTC Rule 4.13(a)(3) to the extent that the Portfolio Fund invests, directly or indirectly, less than a prescribed level of its liquidation value in commodity interests, including swaps, certain Portfolio Fund Managers may be required to register as a CPO with respect to such Portfolio Fund and, thereby, subject the Portfolio Fund and such CPO itself to additional disclosure and regulatory requirements.
This prospectus cannot address, and does not purport to address or anticipate, every possible current or future regulation that may affect the Fund, the Investment Manager, the Portfolio Funds, the Portfolio Fund Managers or their respective businesses. Such regulations may have a significant impact on the Fund and the Portfolio Funds, including, without limitation, restricting the types of investments the Portfolio Funds may make, preventing the Portfolio Funds from exercising their voting rights with regard to certain financial instruments, requiring the Fund or the Portfolio Funds to disclose the identity of their investors or otherwise. Prospective investors are encouraged to consult their own advisors regarding an investment in the Fund.
Dependence on the Investment Manager and Portfolio Fund Managers
. The Investment Manager invests the assets of the Fund primarily by allocating Fund assets to the Portfolio Funds and also invests a portion of the Fund’s assets directly. The success of the Fund depends upon the ability of the Investment Manager and the Portfolio Fund Managers to develop and implement investment strategies that achieve the Fund’s allocation goals and the Portfolio Funds’ investment objectives. Subjective decisions made by the Investment Manager (
e.g.
, with respect to asset allocation) and/or the Portfolio Fund Managers may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized.
The success of the Fund’s investment program depends significantly on the trading and investing skills of the Portfolio Fund Managers. To the extent that the Investment Manager is unable to select, manage, allocate appropriate levels of capital to, and invest with Portfolio Fund Managers that, in the aggregate, are able to produce consistently positive returns for the Fund and provide the necessary liquidity and transparency, or to the extent that the Investment Manager does not adequately monitor Portfolio Fund Managers, the performance of the Fund may be impaired. In addition, to the extent the Investment Manager invests the Fund’s assets directly, the Fund may incur losses if the Investment Manager fails to select and allocate appropriate levels of assets to market favorable strategies. Direct investments in securities by the Investment Manager will cause the Fund to be subject to many of the risks described above relating to investments by the Portfolio Funds.
Review and Oversight of Portfolio Funds.
Because of the nature of Portfolio Funds, it is expected that the Investment Manager generally will have limited ability to (i) monitor Portfolio Fund investments, (ii) obtain full and current information regularly, and (iii) exercise control rights over such investments. Although the Investment Manager attempts to monitor the performance of all of the Fund’s investments, the Investment Manager may not have sufficient information to be able to confirm or review the accuracy of valuations provided by Portfolio Funds in which the Fund invests.
The Investment Manager must ultimately rely on (i) a Portfolio Fund Manager to operate in accordance with the investment guidelines governing the Portfolio Fund; (ii) the accuracy of the information provided to the Investment Manager by a Portfolio Fund Manager or other service providers of the Portfolio Fund; and (iii) any available public or reported information relating to the Portfolio Fund. A failure of a Portfolio Fund Manager to operate within the guidelines of a Portfolio Fund or to provide accurate information with respect to the Portfolio

Fund could subject the Fund to losses. There is a risk that the Fund may ultimately be overcharged and pay more in management fees and/or carried interest to a Portfolio Fund Manager than it should have due to inaccurate calculations of such fees by a Portfolio Fund Manager (
e.g.
, the calculation of such fees do not incorporate fee reductions in connection with a triggering event). Moreover, many of the strategies implemented by the Portfolio Funds rely on the financial information made available by the issuers in which the Portfolio Funds invest. The Investment Manager relies on the Portfolio Fund Managers to evaluate information disseminated by the issuers in which the Portfolio Funds invest and is dependent upon the integrity of both the management of these issuers and the financial reporting process in general. Past events have demonstrated that investors such as the Fund and the Portfolio Funds can incur material losses as a result of corporate mismanagement, fraud and accounting or other irregularities.
The Investment Manager has broad and flexible authority to invest in Portfolio Funds, and Portfolio Fund Managers in turn typically have broad and flexible authority to invest in whatever securities and other instruments that the Portfolio Fund Managers believe will help the Portfolio Funds achieve their respective investment objectives. Additionally, Portfolio Fund Managers generally have broad latitude with respect to the degree of risk that may be undertaken by the Portfolio Funds. While the Investment Manager conducts a robust investment allocation process that focuses on selecting Portfolio Funds with well-defined investment objectives, risk parameters and investment guidelines, the flexibility on the part of Portfolio Funds and the fact that the Investment Manager relies primarily on information provided by Portfolio Fund Managers in assessing Portfolio Fund Strategies means that the Fund is subject to the possibility that Portfolio Funds in which it invests are not managed in the manner that the Investment Manager anticipated. In particular, there is the risk of “style drift” by the Portfolio Funds, which is the risk that a Portfolio Fund Manager may deviate from the Portfolio Fund’s stated or expected investment strategy. Style drift can occur abruptly if a Portfolio Fund Manager believes it has identified an investment opportunity for higher returns from a different approach or it can occur gradually, such as if, for instance, a “value” oriented Portfolio Fund Manager gradually increases a Portfolio Fund’s investments in “growth” stocks. Style drift can also occur if a Portfolio Fund Manager focuses on factors it had deemed immaterial in its offering documents or as a result of subjective judgment as to how to categorize investments.
Additionally, style drift may result in a Portfolio Fund Manager pursuing investment opportunities in an area in which it has a competitive disadvantage or that is outside the Portfolio Fund Manager’s area of expertise (
e.g.
, a
large-cap
manager focusing on
small-cap
investment opportunities). Moreover, style drift may cause the Fund to be exposed to particular markets or strategies to a greater extent than was anticipated by the Investment Manager when it allocated assets to a Portfolio Fund and which may result in the Fund being exposed to overlapping investment strategies among various Portfolio Funds. In addition, style drift may affect the categorization of a Portfolio Fund as relating to a particular discipline, and, as a result, may affect the Investment Manager’s attempts to monitor the Fund’s investment guidelines.
The Fund’s portfolio may include Portfolio Funds with niche investment strategies such as trade claims, equipment leases and aviation and aviation-linked transactions and securities. There may be particular difficulties in selecting and monitoring these types of Portfolio Funds. It may be more difficult for the Investment Manager to evaluate the risks associated with investing in such Portfolio Funds. In addition, because of the limited number of Portfolio Fund Managers that typically specialize in a particular niche investment strategy, the Fund may be limited with respect to the Portfolio Funds in which it may choose to invest.
While each Portfolio Fund Manager may have a performance record reflecting its prior experience that the Investment Manager can use to help evaluate Portfolio Fund Managers, historical performance may have very limited value in predicting future performance. The Fund is subject to the risk that the Investment Manager will place too much emphasis on past performance when selecting Portfolio Fund Managers.
Information Technology Systems and Cybersecurity Risk
. The Fund is dependent on the Investment Manager and the Portfolio Fund Managers for investment management, operational and financial advisory services. The Fund is also dependent on the Investment Manager for certain other services such as back-office functions. The Investment Manager and the Portfolio Fund Managers depend on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and attempt to control risks for the Fund and the Portfolio Funds. Information technology systems are also used to trade in the underlying investments of the Portfolio Funds. In addition, certain of the Investment Manager’s and the Portfolio Fund Managers’ operations may interface with or depend on systems operated by third parties, including prime brokers, securities exchanges and other types of trading systems, market counterparties, custodians and other service providers. The Investment Manager and the Portfolio Fund Managers may not be in a position to verify the risks or reliability of such third party systems.
It is possible that a defect, failure or interruption of these information technology systems including, without limitation, those caused by computer “worms,” viruses and power failures could materially limit the Investment Manager’s or a Portfolio Fund Manager’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk controls. Any such information technology-related difficulty could harm the performance of the Fund.
Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund and/or Portfolio Fund assets, Fund, Portfolio Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, a Portfolio Fund, the Investment Manager, the Portfolio Fund Manager and/or their service providers (including, but not limited to, fund accountants, custodians, subcustodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. They may also cause settlement of trades to fail, lead to inaccurate accounting, recording or processing of trades, and cause inaccurate reports, which may affect the Investment Manager’s or the Portfolio Fund Managers’ ability to monitor the Fund’s or the Portfolio Funds’ investment portfolios and risks. The Fund, the Portfolio Funds, the Investment Manager and the Portfolio Fund Managers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.
Allocation Risk
. The Investment Manager has the discretion to allocate Fund assets among various Portfolio Fund Strategies and make direct investments. There is no assurance that the Investment Manager’s decisions in this regard will result in the desired effects. In addition, the Fund may be limited in its ability to make changes to its investment allocations due to the subscription and redemption provisions of the Portfolio Funds, including notice periods, limited subscription and redemption dates, the ability of the Portfolio Funds to suspend and postpone redemptions, and lockups on redemptions imposed by certain Portfolio Funds. Moreover, investment allocations among the Portfolio Funds will be made by the Investment Manager based on information previously provided by the Portfolio Funds. If such information is inaccurate or incomplete, it is possible that the allocation of Fund assets to the Portfolio Funds may not reflect the Investment Manager’s investment intentions. This could have a material adverse effect on the ability of the Investment Manager to implement investment strategies of the Fund.
The Investment Manager may seek to reduce the risks of investing in Portfolio Funds by spreading the investments of the Fund among a variety of different Portfolio Fund Managers using investment strategies with returns that are not expected to be highly correlated, or are expected to be negatively correlated, with one another. If such an approach is effective, the profits from one Portfolio Fund investment may offset the losses from another, thereby reducing the Fund’s overall volatility. However, it is possible that the performance of the Portfolio Funds may actually be closely correlated in some market conditions, resulting (if those returns are negative) in significant losses to the Fund.
Concentration of Fund Portfolio
Risk
. Although it does not currently intend to do so, the Fund may invest a large percentage of its assets in a limited number of Portfolio Funds. In addition, the Fund may invest its assets in Portfolio Funds focusing their investments in a specific industry or economic sector. Consequently, the aggregate return of the Fund may be materially affected by the performance of a single Portfolio Fund, a particular

Portfolio Fund Strategy, or a particular industry or sector. The Fund may be concentrated in the securities of an industry to the extent that the Portfolio Funds concentrate their investment in an industry. If the Portfolio Funds concentrate their investments in an industry the Fund may be subject to a greater risk of loss than an investment in a more diversified portfolio.
Correlation Risk.
While the Investment Manager seeks to manage the Fund so as to limit the correlation between the Fund’s returns and those of the broad equity and fixed-income markets, the Fund may be exposed to unintended correlation with these markets. This means that the value of an investment in the Fund may decline when an investor’s other holdings are also declining in value. Similarly, the Fund’s investments may have a strong correlation to one another, which could result in most or all of such investments declining over the same time period.
Limitations on Investments Due to Regulatory Considerations
. The Fund is registered as an investment company under the Investment Company Act. Due to its status as a registered investment company under the Investment Company Act, the Fund may be limited in its ability to, among other things, transact with affiliates, use leverage in its investments, make investments in other investment companies, and purchase securities of brokers, underwriters or other securities-related issuers. Moreover, the Fund intends to be treated as a RIC under Subchapter M of the Code. In seeking to maintain a RIC classification, the Fund intends to invest primarily in Portfolio Funds organized outside of the United States that will be treated as PFICs for U.S. federal income tax purposes. As a result of restricting its investments in Portfolio Funds primarily to PFICs, the Fund may be limited as to the Portfolio Funds in which it may invest.
Subsidiary Risk
. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and the Portfolio Funds and are subject to the same risks that apply to similar investments if held directly by the Fund or through an interest in the Portfolio Funds. The Subsidiary is not registered as an investment company under the Investment Company Act and is not subject to all of the investor protections of the Investment Company Act. In addition, changes in U.S. federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.
Tax Risks
. The Fund intends to be treated as a RIC under Subchapter M of the Code. As long as the Fund qualifies as a RIC, it will not be subject to U.S. federal income tax on the part of its net ordinary income and realized net capital gains that it distributes to shareholders. In order to qualify as a RIC, however, the Fund will be subject to certain limitations on making investments that do not apply to unregulated pools of assets such as certain hedge funds and private equity funds. Satisfaction of the various tests and recordkeeping requirements that must be met to elect and maintain the Fund’s tax status as a RIC under Subchapter M of the Code, including the qualifying income test, the asset diversification test and the minimum distribution requirements, requires significant support and information from the underlying Portfolio Funds, and such support and information may not be available, timely, complete, verifiable or sufficient. The Investment Manager will attempt to obtain such support and information, but may not always be able to do so and, in addition, will be reliant on information supplied by parties it does not control. In addition, as a related matter, the Fund is required to make certain “excise tax” distributions annually based on income and gain information that must be obtained from the Portfolio Funds. The Fund will attempt to make such distributions as are necessary in order to avoid the application of this nondeductible U.S. federal excise tax, although there is no guarantee that it will in fact avoid the application of such tax. The risks of not receiving accurate or timely information from the Portfolio Funds include failing to satisfy the tests to qualify as a RIC under Subchapter M of the Code and incurring the excise tax on undistributed income, which may significantly and negatively impact shareholder returns. The Fund may choose to invest in Portfolio Funds organized using investment structures that are otherwise disadvantageous from an investment perspective because of the Subchapter M RIC qualification tests or the excise tax on undistributed income. In addition, the Fund may choose to limit or reduce investments in Portfolio Funds that would be otherwise desirable from an investment perspective because of the Subchapter M RIC qualification tests or the excise tax on undistributed income. The Fund anticipates treating the income and gain generated from its investments in the Subsidiary as “qualifying income” for RIC qualification purposes. The Fund’s position is based on final Treasury Regulations on which taxpayers may rely for taxable years beginning after September 28, 2016, which provide that inclusions of income from the Subsidiary that are derived with respect to the Fund’s business of investing in stocks, securities, or currencies will be treated as qualifying income including where the Subsidiary does not make distributions out of earnings and profits for the taxable year. However, in the future, if the IRS issues regulations or other guidance, or Congress enacts legislation, limiting the circumstances in which the Fund may treat income with respect to the Subsidiary as “qualifying income,” the Fund may be required to make changes to its operations, which may reduce the Fund’s ability to gain investment exposure to commodities.
If the Fund fails to qualify as a RIC, the Fund will be subject to nondeductible U.S. federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC and were to become subject to U.S. federal income tax or were to become subject to the excise tax on undistributed income, shareholders of the Fund would be subject to the risk of diminished returns.
In addition, certain Fund and Portfolio Fund investments, including investments in PFICs, may cause the Fund to realize annually substantial amounts of non-cash
income, which the Fund would then be required to distribute. The Fund may elect to recognize any unrealized appreciation in one or more of its PFIC investments as current taxable income. All or a substantial portion of the Portfolio Funds and other Fund investments may be PFICs. Such distribution requirements may cause the Fund to sell or transfer its assets including Portfolio Funds or to redeem from its portfolio potentially at disadvantageous times or subject to redemption fees or other penalties for redemptions, and cause the Fund to borrow and incur borrowing and interest expenses, which may significantly and negatively impact shareholder returns. The Fund’s annual calculations of its taxable income and realized gains will be dependent upon the self-reported valuations of the Portfolio Funds. Inaccuracies in or revisions to such valuations could cause the Fund to become subject to tax, interest charges and/or penalties with respect to its own taxable income reporting. The Fund may be required to recognize gain realized on the disposition of a PFIC investment as ordinary income, and not as capital gain, even if the PFIC investment were held by the Fund for more than one year. Because a Portfolio Fund may have minimum notice periods or other prohibitions or restrictions on transfers or redemptions or because the Fund may be unable to borrow sufficiently or on a timely basis, meeting the excise tax distribution requirements or the minimum distribution requirements for RIC qualification may not be satisfied in any given year, which may significantly and negatively impact shareholder returns. The Fund’s Board of Trustees would consider what actions it may take in the event that the Fund fails to qualify as a RIC.
In order to avoid a U.S. withholding tax of 30% with respect to certain U.S. investments, certain
non-U.S.
Portfolio Funds will be required to enter into an agreement with the U.S. Internal Revenue Service or comply with requirements in their jurisdiction of organization or operation to identify certain direct and indirect U.S. account holders or equity holders. See “U.S. Federal Income Tax Considerations.”
Investments in
Non-Voting
Stock
. To avoid potential adverse regulatory consequences, the Fund may need to hold its interest in a Portfolio Fund in non-voting
form or limit its voting rights to a certain percentage. The Fund generally does not intend to own 5% or more of the voting securities of any Portfolio Fund. This limitation on voting rights is intended to ensure that a Portfolio Fund is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may potentially impose limits on transactions with the Portfolio Funds both by the Fund and other clients of the Investment Manager. There are, however, other statutory tests of affiliation (such as on the basis of control), and a Portfolio Fund may be deemed an “affiliated person” of the Fund notwithstanding these limitations. If this were the case, transactions between the Fund and a Portfolio Fund could potentially be subject to the prohibitions of the Investment Company Act if an appropriate exemption were not available.

In order to comply with this 5% limitation, the Fund may, at the time of investment, elect to invest in a class of a Portfolio Fund’s non-voting
securities (if such a class is available) or may contractually waive all voting rights associated with the investment or those that would exceed the 5% limitation. Waivers of voting rights typically will be effected by means of a written waiver letter with the relevant Portfolio Fund pursuant to which the Fund automatically (and in most cases irrevocably) waives any voting rights it may hold subject to certain requirements. Other investment funds or accounts managed by the Investment Manager also may waive voting rights in a particular Portfolio Fund. Determinations of whether the Fund will waive its voting rights are made by the Investment Manager as part of the investment process. When deciding to waive voting rights, the Investment Manager considers only the interests of the Fund and not the interests of the Investment Manager or those of its other clients. The Fund has not established specific written procedures relating to this process.
As a general matter, unlike public corporations or registered investment companies, the Portfolio Funds in which the Fund will invest provide their shareholders with an ability to vote only under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting
securities of Portfolio Funds or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in a Portfolio Fund. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Investment Manager considers this risk minimal relative to the increased flexibility potentially available to the Fund and its shareholders from investing in non-voting
securities.
Custody Risks of Investments in Portfolio Funds
. The Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange.
There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that the Portfolio Funds will be protected. In this regard, there is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use.
Ability to Invest Directly
. An investor in the Fund meeting the eligibility conditions imposed by the Portfolio Funds, including minimum net worth and initial investment requirements that may be substantially higher than those imposed by the Fund, may be able to invest directly in the Portfolio Funds. By investing in the Portfolio Funds indirectly through the Fund, an investor bears a portion of the Fund’s management fee and other expenses of the Fund, and also indirectly bears a portion of the asset-based fees, performance compensation and other expenses borne by the Fund as an investor in the Portfolio Funds.
Valuation Calculation Risk
. The Fund values its investments in Portfolio Funds at fair value in accordance with policies and procedures approved by the Board of Trustees. The valuations reported by the Portfolio Fund Managers of the Portfolio Funds, upon which the Fund calculates its month-end
NAV and NAV per share, may be subject to later adjustment, based on information reasonably available at that time. The Fund will accept subscriptions, pay redemption proceeds and also calculate management fees on the basis of net asset valuations determined using the best information available as of the valuation date. In the event a Portfolio Fund subsequently corrects, revises or adjusts a valuation after the Fund has determined a NAV, the Fund generally will not make any retroactive adjustment to its NAV, or to any amounts paid based on that NAV determination, to reflect a revised valuation. This may have the effect of diluting or increasing the economic interest of other shareholders. These adjustments or revisions, whether increasing or decreasing the NAV at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds received by shareholders who had their shares repurchased prior to the adjustments and received their repurchase proceeds. As a result, to the extent that subsequently adjusted valuations from the Portfolio Fund Managers or revisions to NAV of a Portfolio Fund reduce the Fund’s NAV, the outstanding shares of the Fund will be adversely affected by prior repurchases to the benefit of shareholders who had their shares repurchased at a NAV per share higher than the adjusted amount. Conversely, any increases in the NAV per share resulting from such subsequently adjusted valuations will be entirely for the benefit of the holders of the outstanding shares and to the detriment of shareholders who previously had their shares repurchased at a NAV per share lower than the adjusted amount. New shareholders, as well as shareholders purchasing additional shares, may be affected in a similar way because the same principles apply to the subscription for shares.
Investor Suitability Risk
. An investment in the Fund is not suitable for all investors. Prospective investors in the Fund should review carefully the discussion of risks in this prospectus for specific risks associated with the Fund and the Portfolio Fund Managers’ styles of investing. The Fund is not intended to be a complete investment program. An investment in the Fund should be made only by investors who understand the nature of the investment and do not require more than limited liquidity in this investment. An investor could sustain a loss of a portion or all of their investment in the Fund.
In-Kind
Distributions
. The Fund anticipates that all distributions to shareholders will be made in cash. A Fund may, in certain circumstances and subject to applicable law, pay distributions proceeds in-kind.
In-kind
distributions may be in any form determined by the Investment Manager to be equitable under the circumstances, including, without limitation, the distribution of Portfolio Fund interests or the distribution of interests in a special purpose vehicle established for the purpose of liquidating the specific investments. The costs and expenses attributable to such method will be allocated among shareholders as determined by the Board of Trustees.
In-kind
distributions remain at market risk until sold and shareholders may incur brokerage costs and may be subject to tax when such securities are converted to cash.
In-kind
distributions may be in the form of illiquid securities and therefore may be subject to additional risks including being impossible or difficult to sell.
Effect of Additional Subscriptions.
The Fund will accept additional subscriptions for its shares, and such subscriptions will dilute the interest of existing shareholders, which could have an adverse impact on shareholders.
Possible Exclusion of a Shareholder Based on Certain Detrimental Effects
. Subject to applicable law, the Board of Trustees may authorize the Fund to repurchase the shares held by a shareholder or other person acquiring shares from or through a shareholder if, among other situations:

•	the shares have been transferred in violation of the Fund’s policies;

•
ownership of the shares by a shareholder or other person likely will cause the Fund to be in violation of, or subject the Fund to new or additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the shares by the shareholder or other person may be harmful or injurious to the business or reputation of the Fund, or may subject the Fund or any shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences; or

•	any of the representations and warranties made by the shareholder or other person in connection with the acquisition of the shares was not true when made or has ceased to be true.
An effect of these provisions may be to deprive an investor of an opportunity for a return even though other investors might enjoy such a return.
Lending of Portfolio Securities
. To the extent the Fund invests directly in securities other than interests in Portfolio Funds, the Fund’s Board of Trustees may, in its discretion, authorize the Fund to lend its portfolio securities to broker-dealers or institutional investors that the Investment Manager deems qualified. Lending securities enables the lender to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the lender’s portfolio securities generally must maintain acceptable collateral in an amount, marked-to-market
daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral normally is limited to cash, U.S. Government securities and irrevocable letters of credit. The lender may reinvest cash collateral in money market instruments or other cash and cash-equivalents, including other investment companies that invest in these types of securities. The Fund also may reinvest cash collateral in private investment vehicles similar to money market funds. The investment of cash collateral involves investment risk. In the case of the Fund, in determining whether to lend securities to a particular broker-dealer or institutional investor, the Investment Manager will consider, and during the period of the loan, will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any of its loans at any time. The Fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered by the Investment Manager to be in the Fund’s interest.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is specialized, and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to invest fully its subscriptions. Similarly, identification of attractive investment opportunities by Portfolio Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by a Portfolio Fund Manager, a Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.
Increased Competition in
Non-Traditional
Asset Investments
. In recent years, there has been a marked increase in the number of, and flow of capital into, investment vehicles established in order to implement nontraditional asset investment strategies, including the strategies implemented by the Fund and the Portfolio Funds. While the precise effect cannot be determined, such increase may result in greater competition for investment opportunities, or may result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions. Prospective investors should understand that the Fund may compete with other investment vehicles (including the Investment Manager’s proprietary or private funds and accounts), as well as investment and commercial banking firms, which may have substantially greater resources, in terms of financial resources and research staffs, than may be available to the Fund.
Merger, Reorganization, or Liquidation of the Fund.
To the extent permitted by law, the Board may determine to merge or reorganize the Fund, or to close and liquidate the Fund at any time, which may have adverse consequences for shareholders. In the case of a liquidation of the Fund, shareholders are expected to receive a liquidating distribution in cash or in-kind
equal to their proportionate interest in the Fund. In the event the Board determines to liquidate the Fund, the timing of the liquidation might not be the most favorable to certain shareholders. A liquidating distribution may be a taxable event to certain shareholders, resulting in a taxable gain or loss for tax purposes, depending upon a shareholder’s basis in the shareholder’s shares of the Fund. A shareholder may receive an amount in liquidation less than the shareholder’s original investment.
Participation in Litigation and Other Activities Relating to Portfolio Investments.
The Fund may, directly or indirectly, seek to assert its rights as a shareholder, bondholder or owner of other interests in, or assets of, an issuer in which the Fund has invested, including through instituting legal actions against the issuer and related or unrelated parties. To the extent it engages in these activities, the Fund could incur certain expenses (such as legal, consulting, and similar expenses) that it may not recoup through an increase in the value of the investment, and such expenses could increase the Fund’s operating expenses or the cost basis of the investment and could adversely affect the value of the investment and the Fund’s net asset value. From time to time, the Fund may seek to reduce or eliminate these expenses by coordinating its activities with other investors or by agreeing with a party engaged to fund the legal action to reduce any potential recovery from the matter to compensate such party for its services.

Limits Of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limits of Risk Disclosures
The above discussions of the various risks associated with the Portfolio Funds, the Fund and the shares are not, and are not intended to be, a complete explanation of the risks involved in an investment in the Fund. Those discussions do, however, summarize the principal risks that should be considered before investing. Prospective investors should read this entire prospectus and consult with their own advisors before deciding whether to invest. In addition, as the investment program of the Fund may change over time, an investment in the Fund may be subject to risk factors not described in this prospectus.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	66 Hudson Boulevard East
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
Contact Personnel Name	NANCY E. HAY AllianceBernstein L.P.
Additional Example [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 169
Expense Example, Years 1 to 3	444
Expense Example, Years 1 to 5	652
Expense Example, Years 1 to 10	$ 974
Shares Of Beneficial Interest Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
The following description of the terms of the Fund and its shares is only a summary. For a complete description, please refer to the Delaware Statutory Trust Act, and the Fund’s Declaration of Trust and Bylaws. The Declaration of Trust and Bylaws are filed with the SEC as exhibits to the Fund’s registration statement, of which this prospectus forms a part.

Title of Class	Amount Authorized	Amount of Shares Held by the Fund for its Account	Amount of Shares Outstanding as of June 30, 2026
Shares of Beneficial Interest Shares	Unlimited	0 Shares	95,033,191

Outstanding Security, Title [Text Block]	Shares of Beneficial Interest Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	95,033,191
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets

[1]	The Fund may engage one or more distributors to solicit investments in the Fund. The Fund currently does not make payments out of its own assets for distribution services in connection with the sale of shares, but any such payments made in the future will comply with the sales charge and compensation limitations in the rules administered by the Financial Industry Regulatory Authority, Inc. relating to open-end investment companies. The Fund’s Investment Manager and/or its affiliates may make additional payments out of their own resources to distributors. See “Distributors and Shareholder Servicing Arrangements.”
[2]	The Fund pays the Investment Manager the Management Fee in consideration of the investment advisory services that the Investment Manager provides to the Fund. See “Investment Advisory and Management Arrangements.” No fee is charged by the Investment Manager for managing the assets of the Subsidiary.
[3]	Acquired Fund Fees and Expenses represent indirect fees and expenses of the Fund and therefore of the shareholders. Acquired Fund Fees and Expenses may include an incentive allocation or other fee based on income, capital gains and/or appreciation (a “performance fee”) payable to a Portfolio Fund Manager. While the amount of such fee varies by Portfolio Fund, performance fees, if charged, are generally expected to be up to 30% of any net profits earned on the Fund’s investment in a Portfolio Fund. In addition, Acquired Fund Fees and Expenses include certain trading expenses of the Portfolio Funds, primarily interest and dividend expenses. The Portfolio Funds’ trading expenses are the result of leveraging or hedging activities employed by certain Portfolio Fund Managers in order to seek to enhance or maintain the Portfolio Funds’ returns. The breakdown of the Fund’s Acquired Fund Fees and Expenses is as follows: Operating Expenses:4.61% Performance Fees:3.01% Trading Expense:9.30% Total:16.92% The figure in the table above is estimated based on the historic fees and expenses of Portfolio Funds as disclosed in their offering documents. The future fees and expenses of the Portfolio Funds may be substantially higher or lower because certain fees are based upon the performance of the Portfolio Funds, which may fluctuate over time. These indirect fees and expenses are not paid to the Investment Manager and represent the Fund’s cost of investing in the underlying Portfolio Funds. These fees are in addition to the Fund’s fees and expenses.
[4]	To the extent permitted by applicable law, the Fund may invest all or some of its cash in a money market fund advised or managed by the Investment Manager or an affiliate of the Investment Manager. Currently, the Fund expects to invest cash balances in AB Government Money Market Portfolio (the “Money Market Portfolio”). In connection with the Fund’s investments in the Money Market Portfolio, the Investment Manager has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included under Acquired Fund Fees and Expenses. This waiver cannot be terminated prior to July 31, 2026 without the Board of Trustees’ consent. See the section titled “Investment Advisory and Management Arrangements — Management Agreement” for more information.